    As filed with the Securities and Exchange Commission on November 3, 2000

                         Registration No. 333-________

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                   FORM N-14


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                            Pre-Effective Amendment No. ___      [_]

                           Post-Effective Amendment No. ___      [_]

                        (Check appropriate box or boxes)
                            ________________________

               Exact Name of Registrant as Specified in Charter:

                            WELLS FARGO FUNDS TRUST

                 Area Code and Telephone Number: (800) 552-9612

          Address of Principal Executive Offices, including Zip Code:
                               525 Market Street
                        San Francisco, California 94163
                           __________________________

                     Name and Address of Agent for Service:

                                C. David Messman
                           c/o Wells Fargo Bank, N.A.
                          633 Folsom Street, 7th Floor
                      San Francisco, California 94107-3600

                                With copies to:

                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                            Washington, D.C.  20006
                           __________________________

          No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                            WELLS FARGO FUNDS TRUST
                             CROSS-REFERENCE SHEET

                          Items Required by Form N-14
                          ---------------------------
Letter to Shareholders
----------------------

Notice of Special Meeting
-------------------------

PART A
------

Item No.    Prospectus Caption
--------    ------------------

    1       Cover Page
            Cross-Reference Sheet
            Front Cover Page of Combined Prospectus/Proxy Statement

    2       Table of Contents

    3       Summary

    4       Summary
            Terms of the Reorganization
            Board Consideration of the Reorganization
            Material Federal Income Tax and Federal Income Tax Opinions Existing and Pro Forma Capitalizations

    5       Summary
            Terms of the Reorganization

    6       Summary
            Terms of the Reorganization

    7       Information on Voting

    8       Not Applicable

    9       Not Applicable

PART B
------

            Statement of Additional
Item No.    Information Caption
--------    -----------------------

    10      Cover Page

    11      Table of Contents

    12 Incorporation of Documents by Reference in Statement of Additional Information

    13 Incorporation of Documents by Reference in Statement of Additional Information

    14 Incorporation of Documents by Reference in Statement of Additional Information Pro-Forma Financial Statements and Schedules

PART C
------

Item Nos.
---------
15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement



THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

(A) From Post-Effective Amendment No. 9 of Wells Fargo Funds Trust, filed February 1, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated February 1, 2000, as supplemented on September 29, 2000, describing the Wells Fargo Growth Fund;

(B) From Post-Effective Amendment No. 9 of Wells Fargo Funds Trust, filed February 1, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated February 1, 2000, describing the Wells Fargo Asset Allocation Fund;

(C) From Post-Effective Amendment No. 17 of Wells Fargo Funds Trust, filed November 1, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated November 1, 2000, describing the Wells Fargo National Tax-Free Fund;

(D) From Post-Effective Amendment No. 15 of Wells Fargo Funds Trust, filed October 2, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated October 1, 2000, describing the Wells Fargo Income Fund and the Wells Fargo Stable Income Fund;

(E) The audited financial statements and related independent auditors' reports for the Wells Fargo Growth Fund, contained in the Annual Reports for the fiscal year ended September 30, 2000, as filed with the SEC on [November 30, 2000].

(F) The audited financial statements and related independent auditors' reports for the Wells Fargo Asset Allocation Fund, contained in the Annual Reports for the fiscal year ended September 30, 2000, as filed with the SEC on [November 30, 2000].

(G) The audited financial statements and related independent auditors' reports for the Wells Fargo National Tax-Free Fund, contained in the Annual Reports for the fiscal year ended June 30, 2000, as filed with the SEC on August 29, 2000.

(H) The audited financial statements and related independent auditors' reports for the Wells Fargo Income Fund and Wells Fargo Stable Income Fund, contained in the Annual Reports for the fiscal year ended May 31, 2000, as filed with the SEC on August 2, 2000.

(I) From Post-Effective Amendment No. 17 of The Achievement Funds Trust, filed May 30, 2000 (SEC File No. 333-26205; 811-5712): the Prospectus and
     Statement of Additional Information dated June 1, 2000, describing the Funds of the Achievement Funds Trust.

(J) The audited financial statements and related independent auditors' reports for the Funds of The Achievement Funds Trust, contained in the Annual Reports for the fiscal year ended January 31, 2000, as filed with the SEC on March 28, 2000.

                     IMPORTANT NOTICE: PLEASE COMPLETE THE
           ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.

          FOR YOUR CONVENIENCE YOU MAY VOTE BY CALLING THE TOLL-FREE
                TELEPHONE NUMBER PRINTED ON YOUR PROXY BALLOT.

              YOU ALSO MAY VOTE BY INTERNET AT WWW.PROXYVOTE.COM.

         A CONFIRMATION OF YOUR TELEPHONE VOTE WILL BE MAILED TO YOU.


                          THE ACHIEVEMENT FUNDS TRUST
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                                                               December   , 2000

Dear Valued Shareholder:

   We are seeking your approval of a proposed reorganization of mutual funds of The Achievement Funds Trust into corresponding mutual funds of Wells Fargo Funds Trust. The proposed reorganization arises out of Wells Fargo & Company's acquisition of First Security Corporation, which is the parent company of the investment advisor to the Funds of The Achievement Funds Trust, which we refer to as the Achievement Funds.

   In the reorganization, each Achievement Fund listed below will transfer all of its assets and liabilities to the corresponding Fund of Wells Fargo Funds Trust, which we refer to as the Wells Fargo Funds. We refer to the Achievement Funds and the Wells Fargo Funds together as the Funds. The six Achievement Funds will be merged into existing Wells Fargo Funds. The following table lists the Achievement Funds and the corresponding Wells Fargo Funds that are part of the proposed reorganization.

       Achievement Funds                             Wells Fargo Funds
 ----------------------------  ------------------------------------------------------------
         Equity Fund                                    Growth Fund
           Balanced                                Asset Allocation Fund
     Municipal Bond Fund                          National Tax-Free Fund
   Idaho Municipal Bond Fund                      National Tax-Free Fund
 Intermediate Term Bond Fund                            Income Fund
     Short-Term Bond Fund                           Stable Income Fund

WHAT ARE SOME OF THE POTENTIAL BENEFITS OF THE PROPOSED REORGANIZATION?

  . The broader product array of the Wells Fargo Funds, and the expanded range of investment options and shareholder services available to shareholders of the Wells Fargo Funds, consisting of more than 65 mutual funds.

  . The greater breadth, depth and varied expertise of the investment management personnel employed by the investment advisor and sub-advisors to the Wells Fargo Funds.

  . The potential greater investment opportunities, analyst coverage and market presence of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

  . The potential improved operating efficiencies of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

  . The enhanced viability of the combined Funds due to larger asset size and multiple channels of distribution for the Wells Fargo Funds.

WELLS FARGO BANK, N.A. HAS AGREED TO PAY ALL EXPENSES OF THE REORGANIZATION, SO ACHIEVEMENT FUND SHAREHOLDERS WILL NOT BEAR THESE COSTS.

   The Board of Trustees of The Achievement Funds Trust has unanimously approved the reorganization and believes that it is in the best interests of the Achievement Funds' shareholders. They recommend that you vote your proxy to approve the reorganization.

   Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States. You also may vote by telephone by calling the toll-free number printed on your proxy ballot, or vote by Internet (http://www.proxyvote.com). If you have any questions about the proxy or about the proposed fund reorganization, call your trust officer, investment professional, or the Achievement Funds' Customer Service at 1-800-472-0577.

                                          Very truly yours,

                                          Robert Nesher
                                          President
                                    The Achievement Funds Trust

                                  EQUITY FUND
                                 BALANCED FUND
                              MUNICIPAL BOND FUND
                           IDAHO MUNICIPAL BOND FUND
                          INTERMEDIATE TERM BOND FUND
                             SHORT-TERM BOND FUND

                          The Achievement Funds Trust
                           One Freedom Valley Drive
                           Oaks, Pennsylvania 19456

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        SCHEDULED FOR FEBRUARY 8, 2001

   This is the formal notice and agenda for the Achievement Funds' special shareholder meeting. It tells shareholders what proposal will be voted on and the time and place of the meeting. We refer to the six funds of The Achievement Funds Trust listed above as the Achievement Funds and the five Wells Fargo Funds listed in the attached proxy statement/prospectus as the Wells Fargo Funds. We refer to all of them together as the Funds.

To the Shareholders of the Achievement Funds:

   A special meeting of shareholders of each of the Achievement Funds will be held on February 8, 2001, at 11:00 a.m. (Eastern Time) at the offices of the Achievement Funds located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 to consider the following:

  1. The proposal to approve an Agreement and Plan of Reorganization. Under this Agreement, each Achievement Fund will transfer all of its assets and liabilities to a corresponding Wells Fargo Fund in exchange for shares of the same class of the corresponding Wells Fargo Fund having equal value, which will be distributed proportionately to the shareholders of the Achievement Fund. Upon completion of the transactions contemplated by the Agreement and Plan of Reorganization, The Achievement Funds Trust will be terminated.

  2.  Any other business that properly comes before the meeting.

   Shareholders of record as of the close of business on December 1, 2000 are entitled to vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card).

                                          By Order of the Board of Trustees

                                          William E. Zitelli, Jr.
                                          Vice President and Secretary

December   , 2000

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

                      Combined Proxy Statement/Prospectus
                               December   , 2000

                          THE ACHIEVEMENT FUNDS TRUST
                           One Freedom Valley Drive
                           Oaks, Pennsylvania 19456

                            WELLS FARGO FUNDS TRUST
                                 P.O. Box 7066
                     San Francisco, California 94120-7066

WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?

   This document is a combined proxy statement and prospectus. It contains the information that shareholders of The Achievement Funds Trust should know before voting on the proposal before them, and should be retained for future reference. It is both the proxy statement of the six funds of The Achievement Funds Trust listed below, which we refer to as the Achievement Funds, and a prospectus for the five funds of Wells Fargo Funds Trust listed below, which we refer to as the Wells Fargo Funds.

     ACHIEVEMENT FUNDS                             WELLS FARGO FUNDS
----------------------------  ------------------------------------------------------------
        Equity Fund                                   Growth Fund
       Balanced Fund                             Asset Allocation Fund
    Municipal Bond Fund                          National Tax-Free Fund
 Idaho Municipal Bond Fund                       National Tax-Free Fund
Intermediate Term Bond Fund                           Income Fund
    Short-Term Bond Fund                           Stable Income Fund

HOW WILL THE REORGANIZATION WORK?

   The reorganization of each Achievement Fund will involve three steps:

  . the transfer of the assets and liabilities of the Achievement Fund to its corresponding Wells Fargo Fund in exchange for shares of the same class of the Wells Fargo Fund having equivalent value to the net assets transferred;

  . the pro rata distribution of the same class of shares of the Wells Fargo Fund to the shareholders of record of the Achievement Fund as of the effective date of the reorganization in full redemption of all shares of the Achievement Fund; and

  .  the liquidation and termination of the Achievement Funds.

   As a result of the reorganization, shareholders of each Achievement Fund will hold shares of the same class of the corresponding Wells Fargo Fund having the same total value as the shares of the Achievement Fund that they held immediately before the reorganization. If a majority of the shares of one of the Achievement Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the Achievement Fund will continue its operations beyond the date of the reorganization and its Trustees will consider what further action is appropriate.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

   Yes, additional information about the Funds is available in the:

  .  Prospectuses for the Achievement Funds and for the Wells Fargo Funds;

  . Annual Reports to shareholders of the Achievement Funds and of the Wells Fargo Funds; and

  . Statements of Additional Information, or SAIs, for the Achievement Funds and for the Wells Fargo Funds.

   These documents are on file with the Securities and Exchange Commission, which we refer to as the SEC.

   The effective prospectuses and Management's Discussion of Fund Performance included in the Achievement Funds' Annual Report are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus also is legally deemed to be part of this document. There also is an Agreement and Plan of Reorganization between the Achievement Funds and the Wells Fargo Funds that describes the technical details of how the reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below.

  . A prospectus for the Wells Fargo Fund(s) whose shares you would own after the Reorganization accompanies this statement. The five Wells Fargo Funds are advised by Wells Fargo Bank, N.A., which we refer to as Wells Fargo Bank. The prospectus and annual report to shareholders of the Achievement Funds, containing audited financial statements for the most current fiscal year, have been previously mailed to shareholders.

  . Management's Discussion of Fund Performance for each of the Wells Fargo Funds contained in the most recent Annual Report is included at Exhibit C.

   Copies of all of those documents are available upon request without charge by writing to or calling:

   The Achievement Funds
   One Freedom Valley Drive
   Oaks, PA 19456
   1-800-472-0577

   Wells Fargo Funds
   P.O. Box 7066
   San Francisco, CA 94120-7066
   1-800-552-9612

   You also may view or obtain these documents from the SEC:

   In Person:   At the SEC's Public Reference Room in Washington, D.C.


   By Phone:    1-800-SEC-0330


   By Mail:     Public Reference Section
                Securities and Exchange Commission
                450 5th Street, N.W.
                Washington, DC 20549-6009
                (duplicating fee required)

   By Email:    publicinfo@sec.gov
                (duplicating fee required)

   By Internet: www.sec.gov
                (Wells Fargo Funds Trust; The Achievement Funds Trust)

OTHER IMPORTANT THINGS TO NOTE:

  . An investment in the Wells Fargo Funds is not a deposit in Wells Fargo Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

  .  You may lose money by investing in the Funds.

  . The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

                                                                           PAGE
                                                                           ----
Introduction..............................................................   1

Proposal: Approval of Reorganization of the Achievement Funds.............   5

 Reasons for the Reorganization...........................................   5
 Summary..................................................................   7
  Comparison of Current Fees..............................................   7
  Comparison of Investment Objectives, Principal Investment Strategies and
   Policies...............................................................   8
  Common and Specific Risk Considerations.................................  15
  Comparison of Shareholder Services and Procedures.......................  17
  Comparison of Investment Advisors and Investment Advisory Fees..........  18
  Comparison of Other Principal Service Providers.........................  20
  Comparison of Business Structures.......................................  20
 Terms of the Reorganization..............................................  21
 Board Consideration of the Reorganization................................  22
 Performance..............................................................  24
 Material Federal Income Tax Consequences and Federal Tax Opinions........  25
 Fees and Expenses of the Reorganization..................................  26

Information on Voting.....................................................  26
Existing and Pro Forma Capitalizations....................................  28
Outstanding Shares........................................................  30
Interest of Certain Persons in the Transactions...........................  30

                                 INTRODUCTION

   On October 25, 2000, Wells Fargo & Company, the parent company of Wells Fargo Bank, acquired First Security Corporation, the parent company of First Security Investment Management, Inc., the investment advisor to the Achievement Funds. We refer to this transaction as the Acquisition. The Board of Trustees of The Achievement Funds Trust called this shareholder meeting to allow shareholders of the Achievement Funds to consider and vote on a proposal arising out of the Acquisition. The proposal concerns the proposed reorganization of six Achievement Funds into corresponding Wells Fargo Funds. We refer to these reorganizations as the Reorganization.

           PROPOSAL: APPROVAL OF REORGANIZATION OF ACHIEVEMENT FUNDS

   On November 1, 2000, the Board of Trustees of The Achievement Funds Trust unanimously voted to approve the Reorganization, subject to approval by each Achievement Fund's shareholders. In the Reorganization, each Achievement Fund will transfer its assets to its corresponding Wells Fargo Fund, which will assume the liabilities of the Achievement Fund. Upon the transfer of assets, shares of that Wells Fargo Fund will be distributed to shareholders of that Achievement Fund. Any shares you own of an Achievement Fund at the time of the Reorganization will be cancelled and you will receive shares of the same class of the corresponding Wells Fargo Fund having a value equal to the value of your shares of the Achievement Fund. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur in February 2001.

Reasons for the Reorganization

   The Reorganization is part of the plan to consolidate all mutual fund operations after the Acquisition. Wells Fargo Bank currently operates a fund family consisting of over 65 mutual funds. Consolidating the Achievement Funds into the larger Wells Fargo Fund family can benefit all Achievement Fund shareholders.

   The Board of Trustees of The Achievement Funds Trust concluded that participation in the proposed Reorganization is in the best interests of each Achievement Fund and its shareholders. In reaching that conclusion, the Trustees considered, among other things:

   1. The broader product array of the more than 65 Wells Fargo mutual funds, and the expanded range of investment options and shareholder services available to investors in those funds.

   2. The greater breadth, depth and varied expertise of the investment management personnel employed by the investment advisor and sub-advisors of all of the Wells Fargo Funds.

   3. The enhanced viability of the combined Funds due to larger asset size and multiple channels of distribution for the Wells Fargo Funds.

   4. The potential greater investment opportunities, analyst coverage and market presence of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

   5. The potential for greater operating efficiencies of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

   6. The performance track records of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

   7. The expense ratios of the Wells Fargo Funds as compared to their corresponding Achievement Funds.

   8. The tax-free nature of the Reorganization for federal income tax purposes.

   9. The compatibility of the investment objectives and principal investment strategies of the Wells Fargo Funds with those of the Achievement Funds.

  10. The undertaking by Wells Fargo Bank to bear the expenses of the Reorganization.

   The Trustees also concluded that the economic interests of the shareholders of the Achievement Funds would not be diluted as a result of the proposed Reorganization since the number of Wells Fargo Funds shares to be issued to Achievement Fund shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of all of the factors considered by the Board of The Achievement Funds Trust in approving the Reorganization, see pages [ ].

                                    SUMMARY

   The following summary highlights differences between each Achievement Fund and its corresponding Wells Fargo Fund that you will own after the Reorganization. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed Wells Fargo Fund prospectus(es).

Comparison of Current Fees

   As shown in the following chart, in every case except the Institutional Class of the Achievement Equity Fund-Wells Fargo Growth Fund pairing and the Institutional Class of the Achievement Balanced Fund-Wells Fargo Asset Allocation Fund pairing, the Wells Fargo Funds have total operating expense ratios that are the same as or lower than those of the corresponding share classes of the Achievement Funds, after waivers and reimbursements. In every case except the Retail Class A and Class B of the Achievement Equity Fund-Wells Fargo Growth Fund pairing, the Wells Fargo Funds have total operating expense ratios that are lower than those of the corresponding share classes of the Achievement Funds, before waivers and reimbursements.

                              Total Operating                           Total Operating
                              Expenses Before/                          Expenses Before/
Achievement Fund/              After Waivers    Wells Fargo Fund/        After Waivers
Share Class                  and Reimbursements Share Class            and Reimbursements
----------------------       ------------------ ---------------------- ------------------
Equity Fund                                     Growth Fund
 Class A                        1.28%/1.15%      Class A                  1.44%/1.12%
 Class B                        2.03%/1.90%      Class B                  2.24%/1.87%
 Institutional Class            1.03%/0.90%      Institutional Class      1.02%/1.00%
Balanced Fund                                   Asset Allocation Fund
 Class A                        1.30%/1.15%      Class A                  1.20%/0.99%
 Class B                        2.05%/1.90%      Class B                  1.99%/1.74%
 Institutional Class            1.05%/0.90%      Institutional Class      1.03%/1.00%
Municipal Bond Fund                             National Tax-Free Fund
 Class A                        1.18%/1.00%      Class A                  0.97%/0.80%
 Class B                        1.93%/1.65%      Class B                  1.73%/1.55%
 Institutional Class            0.93%/0.75%      Institutional Class      0.68%/0.60%
Idaho Municipal Bond Fund                       National Tax-Free Fund
 Class A                        1.30%/1.00%      Class A                  0.97%/0.80%
 Class B                        2.05%/1.65%      Class B                  1.73%/1.55%
 Institutional Class            1.05%/0.75%      Institutional Class      0.68%/0.60%
Intermediate Term Bond Fund                     Income Fund
 Class A                        1.18%/1.00%      Class A                  1.10%/1.00%
 Institutional Class            0.93%/0.75%      Institutional Class      0.76%/0.75%
Short-Term Bond Fund                            Stable Income Fund
 Class A                        1.32%/1.00%      Class A                  1.06%/0.90%
 Institutional Class            1.07%/0.75%      Institutional Class      0.79%/0.65%

   Another important point to consider is that currently, the actual fees paid by the Achievement Funds are less than their permitted gross fees because of fee waivers by certain of the Achievement Funds' service providers, but the waivers are voluntary, which means the waivers and reimbursements could be rescinded at any time, increasing the total operating expenses of the Achievement Funds up to the maximum amount shown above. In contrast, Wells Fargo Bank, as the investment advisor and administrator to each of the Wells Fargo Funds is contractually obligated through waivers or reimbursements to maintain the net operating expense ratios shown in the chart above. Wells Fargo Bank is obligated to maintain the net operating expense ratio for the Growth Fund until at least February 1, 2002, and to maintain the net operating expense ratio for the Asset Allocation Fund until at least November 8, 2001. Similarly, Wells Fargo Bank is obligated to maintain the net operating expense ratios for the National Tax-Free Fund until at least November 1, 2001, and to maintain the net operating expense ratio for the Income and Stable Income Funds until at least October 1, 2001. Upon the expiration of the applicable mandatory waiver period, the net operating expense ratios of each Wells Fargo Fund may be increased only with the approval of the Board of Trustees. See Exhibit A for a breakdown of the specific fees charged to each Wells Fargo Fund and Achievement Fund, and more information about expenses.

Comparison of Investment Objectives, Principal Investment Strategies and
Policies

   Each Achievement Fund and its corresponding Wells Fargo Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Wells Fargo Fund. A few key differences do exist which are summarized here.

   The Achievement Funds' investment objective(s) or goal(s) are classified as fundamental, which means that the Board cannot change them without shareholder approval. The Wells Fargo Funds' investment objectives are not classified as fundamental, which means that the Board can change them without shareholder approval. The Wells Fargo Funds believe that this approach allows the Board to better respond to changing market conditions and to save the Wells Fargo Funds and their shareholders money by eliminating the need to solicit proxies to obtain shareholder approval to change an investment objective to respond to changing market conditions.

   The Wells Fargo Funds also have fewer and different "fundamental" investment policies, which can only be changed with shareholder approval and can restrict a fund's ability to respond to new developments and changing trends. Investment policies may limit a portfolio manager from investing in a security that is consistent with the investment objectives and principal investment strategies of a Fund and otherwise an appropriate investment. The Wells Fargo Funds' fundamental investment policies were developed with a view to avoiding restrictions that unnecessarily hamper a portfolio manager's discretion, and to conforming the investment polices of each of the Wells Fargo Funds to the flexibility currently allowed by federal and state law. Also, the list of "fundamental" policies is consistent across all Wells Fargo Funds (with limited exceptions), which greatly facilitates compliance and monitoring activities.

   The following charts compare the investment objective(s) and principal investment strategies of each Achievement Fund and the corresponding Wells Fargo Fund, and describes the key differences between the Funds. A more detailed comparison of the Funds' investment objectives, strategies and other investment policies can be found at Exhibit B. You can find additional information about a specific Fund's investment objective(s), principal investment strategies and investment policies in its prospectus and SAI.

-------------------------------------------------------------------------------

  FUND NAMES               OBJECTIVE         PRINCIPAL STRATEGY      KEY DIFFERENCES
-------------------------------------------------------------------------------------------------
  ACHIEVEMENT EQUITY FUND  Seeks long-term   The Fund invests in a   The Achievement Equity Fund
                           capital           diversified portfolio   includes current income as a
                           appreciation      of U.S. equity          secondary objective, whereas
                           with current      securities, and         long-term capital
                           income as a       emphasizes investments  appreciation is the Wells
                           secondary         in companies with       Fargo Growth Fund's only
                           consideration in  medium to large market  objective. Despite this
                           selecting         capitalizations.        stated difference, both
                           securities.                               Funds invest principally in
                                                                     equity securities of
                                                                     companies with medium to
                                                                     large market
                                                                     capitalizations, and in
                                                                     selecting securities both
                                                                     Funds analyze the earnings
                                                                     growth trend of the company.
                                                                     The Wells Fargo Growth Fund
                                                                     has the authority to invest
                                                                     up to 25% of its total
                                                                     assets in foreign
                                                                     securities, whereas the
                                                                     Achievement Equity Fund does
                                                                     not invest in foreign
                                                                     securities.
-----------------------------------------------------------------------------------------
  WELLS FARGO GROWTH FUND  Seeks long-term   The Fund invests
                           capital           principally in a
                           appreciation.     diversified portfolio
                                             of common stocks and
                                             other equity
                                             securities of domestic
                                             and foreign companies,
                                             whose market
                                             capitalization falls
                                             within the range of
                                             the Russell 1000
                                             Index, which is
                                             considered a mid- to
                                             large-capitalization
                                             index. The Fund looks
                                             for companies that
                                             have a strong earnings
                                             growth trend and
                                             above-average
                                             prospects for future
                                             growth.
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  FUND NAMES            OBJECTIVE         PRINCIPAL STRATEGY      KEY DIFFERENCES
----------------------------------------------------------------------------------------------
  ACHIEVEMENT BALANCED  Seeks total       The Fund invests in a   Both Funds are diversified,
  FUND                  return            diversified portfolio   seek total return and invest
                        consisting of     of U.S. equity          in three asset classes, (i)
                        capital           securities and          stocks, (ii) bonds, and
                        appreciation and  investment grade        (iii) money market
                        current income    fixed-income            instruments. The Achievement
                        consistent with   securities.             Balanced Fund, however,
                        prudent                                   individually selects the
                        investment risk.                          securities within the three
                                                                  asset classes, whereas the
                                                                  Wells Fargo Asset Allocation
                                                                  Fund selects specific stock
                                                                  and fixed income securities
                                                                  based on their weighting in
                                                                  a specific index. In
                                                                  addition, the Achievement
                                                                  Balanced Fund has minimum
                                                                  requirements for each asset
                                                                  class but the Wells Fargo
                                                                  Asset Allocation Fund does
                                                                  not. The Wells Fargo Asset
                                                                  Allocation Fund may invest
                                                                  up to 25% of its total
                                                                  assets in foreign securities
                                                                  that qualify as money market
                                                                  instruments, whereas the
                                                                  Achievement Balanced Fund
                                                                  does not invest in foreign
                                                                  securities.
-----------------------------------------------------------------------------------------
  WELLS FARGO ASSET     Seeks long-term   The Fund does not
  ALLOCATION FUND       total return,     select securities
                        consistent with   individually, but
                        reasonable risk.  rather buys
                                          substantially all or a
                                          representative sample
                                          of the securities of
                                          various indexes in
                                          seeking to replicate
                                          the total return of
                                          the index. The Fund
                                          uses an asset
                                          allocation model to
                                          allocate and
                                          reallocate assets
                                          among common stocks
                                          (S&P 500 Index),
                                          U.S. Treasury bonds
                                          (Lehman Brothers 20+
                                          Bond Index) and money
                                          market instruments,
                                          operating with a
                                          "normal" allocation of
                                          60% stocks and 40%
                                          bonds. The Fund
                                          invests in asset
                                          classes that it
                                          believes are
                                          undervalued in order
                                          to achieve better
                                          long-term, risk-
                                          adjusted returns.
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  FUND NAMES             OBJECTIVE          PRINCIPAL STRATEGY     KEY DIFFERENCES
-----------------------------------------------------------------------------------------------
  ACHIEVEMENT MUNICIPAL  Seeks as high a    The Fund invests       Both Funds invest primarily
  BOND FUND              level of current   primarily in a         in municipal securities with
                         income exempt from diversified portfolio  income that is exempt from
                         federal income     of investment grade    federal income tax and
                         taxes as is        municipal              federal alternative minimum
                         consistent with    obligations.           tax ("AMT"). The Achievement
                         preservation of                           Municipal Bond Fund reserves
                         capital.                                  the right to invest up to
                                                                   20% of its net assets in
                                                                   securities that generate
                                                                   income subject to AMT. The
                                                                   Wells Fargo National Tax-
                                                                   Free Fund reserves the right
                                                                   to invest up to 20% of its
                                                                   net assets in securities
                                                                   that generate income subject
                                                                   to federal income tax,
                                                                   including AMT. The
                                                                   Achievement Municipal Bond
                                                                   Fund does not have any
                                                                   restriction with respect to
                                                                   the maturities of securities
                                                                   held, whereas the dollar
                                                                   weighted maturity of the
                                                                   Wells Fargo National Tax-
                                                                   Free Fund's portfolio is
                                                                   generally between 10 and 20
                                                                   years.
-----------------------------------------------------------------------------------------
  WELLS FARGO NATIONAL   Seeks current      The Fund invests
  TAX-FREE FUND          income exempt from primarily in a
                         federal income     diversified portfolio
                         tax.               of investment grade
                                            municipal securities
                                            with average
                                            maturities between 10
                                            and 20 years.
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  FUND NAMES            OBJECTIVE          PRINCIPAL STRATEGY     KEY DIFFERENCES
----------------------------------------------------------------------------------------------
  ACHIEVEMENT IDAHO     Seeks high current The Fund invests       Both Funds invest in
  MUNICIPAL BOND FUND   income exempt from primarily in a         municipal securities with
                        federal and Idaho  focused portfolio of   income that is exempt from
                        income taxes.      investment grade       federal income tax. The
                                           municipal bonds of     Achievement Idaho Municipal
                                           Idaho issuers.         Bond Fund, however, invests
                                                                  primarily in Idaho municipal
                                                                  securities, the interest
                                                                  from which also is exempt
                                                                  from Idaho personal income
                                                                  tax. In contrast, the Wells
                                                                  Fargo National Tax-Free Fund
                                                                  invests in municipal
                                                                  securities throughout the
                                                                  United States. In addition,
                                                                  the Achievement Idaho
                                                                  Municipal Bond Fund does not
                                                                  have any restriction with
                                                                  respect to the maturities of
                                                                  securities held, whereas the
                                                                  dollar weighted maturity of
                                                                  the Wells Fargo National
                                                                  Tax-Free Fund's portfolio is
                                                                  generally between 10 and
                                                                  20 years.
-----------------------------------------------------------------------------------------
  WELLS FARGO NATIONAL  Seeks current      The Fund invests
  TAX-FREE FUND         income exempt from primarily in a
                        federal income     diversified portfolio
                        tax.               of investment grade
                                           municipal securities
                                           with average
                                           maturities between 10
                                           and 20 years.
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  FUND NAMES                OBJECTIVE          PRINCIPAL STRATEGY     KEY DIFFERENCES
--------------------------------------------------------------------------------------------------
  ACHIEVEMENT INTERMEDIATE  Seeks current      The Fund invests       The Wells Fargo Income Fund
  TERM BOND FUND            income consistent  principally in a       may invest up to 20%
                            with prudent       diversified portfolio  of its total assets in non-
                            investment risk    of investment grade    investment grade securities
                            and liquidity.     fixed income           (in the fifth highest
                                               securities, while      category), whereas the
                                               maintaining a dollar-  Achievement Intermediate
                                               weighted average       Bond Fund may invest only in
                                               maturity of between 3  investment grade securities.
                                               and 10 years.          The Achievement Intermediate
                                                                      Bond Fund may only invest up
                                                                      to 30% of its assets in a
                                                                      combination of U.S. dollar
                                                                      denominated bonds of foreign
                                                                      issuers, mortgage-backed
                                                                      securities, asset-backed
                                                                      securities and floating or
                                                                      variable rate corporate
                                                                      notes. In contrast, the
                                                                      Wells Fargo Income Fund has
                                                                      higher limits, including up
                                                                      to 50% of its assets in
                                                                      mortgage-backed securities
                                                                      and up to 35% of its assets
                                                                      in asset-backed securities.
                                                                      The Wells Fargo Income Fund
                                                                      has the flexibility to vary
                                                                      its weighted average
                                                                      maturity across a range of
                                                                      years that is wider than
                                                                      that of the Achievement
                                                                      Intermediate Term Bond Fund.
-----------------------------------------------------------------------------------------
  WELLS FARGO INCOME FUND   Seeks current      The Fund invests in a
                            income and total   diversified portfolio
                            return.            consisting of a broad
                                               spectrum of U.S.
                                               issues, including
                                               U.S. Government
                                               obligations,
                                               mortgage-- and other
                                               asset-backed
                                               securities, and the
                                               debt securities of
                                               financial
                                               institutions. The
                                               Fund anticipates
                                               maintaining an
                                               average dollar-
                                               weighted maturity of
                                               between 3 and 15
                                               years.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  FUND NAMES              OBJECTIVE          PRINCIPAL STRATEGY     KEY DIFFERENCES
------------------------------------------------------------------------------------------------
  ACHIEVEMENT SHORT-TERM  Seeks current      The Fund invests in a  Both Funds invest
  BOND FUND               income with        portfolio of high      principally in investment
                          preservation of    quality fixed income   grade securities. The
                          principal and      securities, while      Achievement Short-Term Bond
                          liquidity.         maintaining a dollar-  Fund may invest up to 30%
                                             weighted average       of its assets in a
                                             maturity of less than  combination of mortgage-
                                             two years.             backed securities, asset-
                                                                    backed securities and
                                                                    floating or variable rate
                                                                    corporate bonds, whereas the
                                                                    Wells Fargo Stable Income
                                                                    Fund may invest up to 65% of
                                                                    its portfolio in mortgage-
                                                                    backed securities alone. The
                                                                    Achievement Short-Term Bond
                                                                    Fund maintains a dollar-
                                                                    weighted average maturity of
                                                                    less than 2 years with no
                                                                    stated target duration,
                                                                    whereas the Wells Fargo
                                                                    Stable Income Fund seeks to
                                                                    maintain a portfolio
                                                                    duration of between 2 and 5
                                                                    years with no stated target
                                                                    average maturity.
-----------------------------------------------------------------------------------------
  WELLS FARGO STABLE      Seeks to maintain  The Fund invests
  INCOME FUND             stability of       solely in another
                          principal while    fund that, in turn,
                          providing low      invests principally
                          volatility total   in short-term
                          return.            investment-grade
                                             securities which
                                             include mortgage-
                                             backed securities and
                                             U.S. Government
                                             obligations. The Fund
                                             invests in fixed--and
                                             variable-rate U.S.
                                             dollar denominated
                                             fixed-income
                                             securities of U.S.
                                             and foreign issuers,
                                             including U.S.
                                             Government
                                             obligations and the
                                             debt securities of
                                             financial
                                             institutions,
                                             corporations, and
                                             others.

--------------------------------------------------------------------------------

Common and Specific Risk Considerations

   Because of the similarities in investment objectives and policies, the Achievement Funds and the Wells Fargo Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole, and compares the principal risks associated with the Achievement Fund and its corresponding Wells Fargo Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the particular Achievement Fund or Wells Fargo Fund.

   Equity Securities. All of the Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. The Funds that invest in smaller companies, in foreign companies (including investments made through ADRs and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, economic, political, regulatory and diplomatic risks.

   Debt Securities. All of the Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

 Achievement Equity Fund/Wells Fargo Growth Fund

   The principal risks associated with investing in the Achievement Equity Fund and the Wells Fargo Growth Fund are the risks associated with investments in equity securities as described above. To the extent the Wells Fargo Growth Fund exercises the right to invest in foreign securities, it may be subject to additional risks associated with investments in foreign securities, including fluctuating currency rates and risks emanating from political and economic developments in foreign countries. The Achievement Equity Fund does not invest in foreign securities, and thus is not subject to these additional risks.

 Achievement Balanced Fund/Wells Fargo Asset Allocation Fund

   The principal risks of investing in the Achievement Balanced Fund and the Wells Fargo Asset Allocation Fund are the risks associated with investing in equity and debt securities as described above. Both Funds invest in similar securities and have similar risks. Because the Wells Fargo Asset Allocation Fund may invest up to 25% of its assets in foreign securities that qualify as money market instruments, it may be subject to additional risks associated with foreign securities, including currency, economic, political, regulatory and diplomatic risks. The Achievement Balanced Fund does not invest in foreign securities, and thus is not subject to these additional risks. The Wells Fargo Asset Allocation Fund is not required to keep a minimum investment in each asset class, nor is it prohibited from investing all of its assets in a single class. This strategy is designed to enhance returns, but it may, at times, expose the Fund to greater equity or debt risk than the Achievement Balanced Fund.

 Achievement Municipal Bond Fund/Wells Fargo National Tax-Free Fund

   The principal risks of investing in the Achievement Municipal Bond Fund and the Wells Fargo National Tax-Free Fund are the risks associated with debt securities described above. Both Funds invest in similar securities and have similar risks, however, the Achievement Municipal Bond Fund does not have any restriction with respect to the maturities of securities held, whereas the average dollar weighted maturity of the Wells Fargo National Tax-Free Fund's portfolio is generally between 10 and 20 years. As of September 30, 2000, however, the average option-adjusted maturity of the Achievement Municipal Bond was approximately 9 years. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has a higher potential return.

 Achievement Idaho Municipal Bond Fund/Wells Fargo National Tax-Free Fund

   The principal risks associated with the Achievement Idaho Municipal Bond Fund and the Wells Fargo National Tax-Free Fund are the risks associated with debt securities described above. Because the Achievement Idaho Municipal Bond Fund invests primarily in obligations of Idaho issuers, it is subject to risks associated with economic conditions in the state of Idaho that could affect Idaho municipal securities. The Wells Fargo National Tax-Free Fund is diversified among many states and thus is less vulnerable to economic conditions in any one state. In addition, the Achievement Idaho Municipal Bond Fund, as a non-diversified portfolio, is subject to increased risk because of the impact (positive or negative) that any one issuer may have on the Fund's holdings. The Wells Fargo National Tax-Free Fund, as a diversified portfolio, does not have the additional risks associated with a non-diversified fund. The Achievement Idaho Municipal Bond Fund does not have any restriction with respect to the maturities of securities held, whereas the average dollar weighted maturity of the Wells Fargo National Tax-Free Fund's portfolio is generally between 10 and 20 years. As of September 30, 2000, however, the average option-adjusted maturity of the Achievement Idaho Municipal Bond was approximately 9 years. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has a higher potential return.

 Achievement Intermediate Term Bond Fund/Wells Fargo Income Fund

   The principal risks associated with the Achievement Intermediate Term Bond Fund and the Wells Fargo Income Fund are the risks associated with debt securities described above. To the extent that the Wells Fargo Income Fund exercises its right to invest 20% of its assets in non-investment grade securities, it may be subject to greater credit risk that an issuer may default on a non-investment grade bond than the Achievement Intermediate Term Bond Fund, which may invest in only investment grade securities. To the extent the Wells Fargo Income Fund extends its weighted average portfolio maturity beyond 10 years, which is the maximum permitted for the Achievement Intermediate Term Bond Fund, it may be subject to greater interest rate risk.

 Achievement Short-Term Bond Fund/Wells Fargo Stable Income Fund

   The principal risks associated with the Achievement Short-Term Bond Fund and the Wells Fargo Stable Income Fund are the risks associated with debt securities described above. To the extent that the Achievement Short-Term Bond Fund invests only in investment grade securities in the three highest categories, while the Wells Fargo Stable Income Fund may invest in investment grade securities in the four highest categories, the Achievement Short-Term Bond Fund might be subject to less credit risk that an issuer would default. Because the Wells Fargo Stable Income Fund has a longer average portfolio duration than the Achievement Short-Term Bond Fund, it is subject to more interest rate risk than the Achievement Short-term Bond Fund, which has a shorter average portfolio duration. Because the Wells Fargo Stable Income Fund may invest more of its total assets (up to 65%) in mortgage-backed securities than the Achievement Short-Term Bond Fund (only up to 35%), the Wells Fargo Stable Income Fund is subject to greater risk that consumers will either accelerate their prepayment of mortgage loans, which can shorten the duration of the portfolio and decrease its return, or extend their payment of mortgage loans for longer than anticipated, which can extend the duration of the portfolio and also decrease its return.

Comparison of Shareholder Services and Procedures

   The Achievement Funds and Wells Fargo Funds have similar shareholder services and procedures. The Wells Fargo Funds, however, have a larger variety of share classes available to investors. The Achievement Funds offer two retail classes, Class A and B. The Wells Fargo Funds offer three retail classes, Class A, Class B and Class C Shares. Also, the Wells Fargo Funds offer institutional shares and service shares of certain Funds, and Online Shares of two Funds.

   Similar to Class A and Class B shares of the Wells Fargo Funds, the Achievement Funds' Class A shares have a front-end load, and Class B shares have a contingent deferred sales load. Both the Achievement Funds and the Wells Fargo Funds waive front-end sales loads for certain investors, including certain employees, officers and trustees of the Funds and various entities affiliated with the Funds. The fee tables in Exhibit A include comparative information about maximum sales charges on purchases and maximum deferred sales charges on redemptions for the Funds. For more detailed information on sales charges, including volume purchase sales charge breakpoints and waivers, and reductions of deferred sales charges over time, see the Funds' prospectuses. All Achievement Fund shareholders will receive shares of the same class of the corresponding Wells Fargo Fund. For example, shareholders with A Shares will receive A Shares. The Reorganization will not trigger any sales charges for shareholders.

   Each Achievement Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares. Similarly, the Wells Fargo Funds have adopted a distribution plan and shareholder servicing plan to permit the Funds to pay for shareholder servicing and distribution-related services. Each class of each Wells Fargo Fund has the same or lower aggregate distribution and shareholder servicing fees as the corresponding class of the corresponding Achievement Fund.

   The Achievement Funds and Wells Fargo Funds have substantially similar policies with respect to redemption procedures and the pricing of fund shares. The Wells Fargo Funds and Achievement Funds generally permit exchanges between like share classes of all their funds. For both the Achievement Funds and the Wells Fargo Funds, an exchange of fund shares generally is taxable for federal income tax purposes. Both the Achievement Funds and the Wells Fargo Funds permit systematic withdrawals from their respective funds. If you have a systematic withdrawal plan in effect for your Achievement Fund holdings, it will automatically be carried over to the Wells Fargo Funds.

   Both the Achievement Funds and the Wells Fargo Funds distribute capital gains, if any, to shareholders at least annually. The Achievement Funds and Wells Fargo Funds that invest primarily in equity securities declare and pay distributions of net investment income on a different frequency. The chart below summarizes when distributions are declared and paid for the Achievement Funds and the Wells Fargo Funds.

Name of Fund                               Frequency Declared     Frequency Paid
---------------------------------------    ------------------     --------------
Achievement Equity Fund                        quarterly            quarterly
Wells Fargo Growth Fund                        annually             annually
Achievement Balanced Fund                      monthly              monthly
Wells Fargo Asset Allocation Fund              quarterly            quarterly
Achievement Municipal Bond Fund                daily                monthly
Wells Fargo National Tax-Free Fund             daily                monthly
Achievement Idaho Municipal Bond Fund          daily                monthly
Wells Fargo National Tax-Free Fund             daily                monthly
Achievement Intermediate Term Bond Fund        daily                monthly
Wells Fargo Income Fund                        monthly              monthly
Achievement Short-Term Bond Fund               daily                monthly
Wells Fargo Stable Income Fund                 monthly              monthly

Both the Achievement Funds and the Wells Fargo Funds offer a choice between automatically reinvesting dividends in additional shares and receiving the distribution by check.

   The Achievement Funds' prospectus and the Wells Fargo Funds' prospectuses and SAIs contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisors and Investment Advisory Fees

   Wells Fargo Bank serves directly as the investment advisor to the Wells Fargo Growth, Asset Allocation, National Tax-Free and Income Funds. Because the Wells Fargo Stable Income Fund is a gateway fund that invests substantially all of its assets in a core portfolio of Wells Fargo Core Trust, Wells Fargo Bank does not provide investment advisory services to this Fund directly. Wells Fargo Bank instead serves as the investment advisor to the core portfolio in which the Wells Fargo Stable Income Fund invests. Thus, Wells Fargo Bank serves as the investment advisor to each of the Wells Fargo Funds either directly or indirectly. Wells Fargo Bank is located at 525 Market Street, San Francisco, CA 94105. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of September 30, 2000, Wells Fargo Bank and its affiliates provided advisory services for over $129 billion in assets. First Security Investment Management, Inc, a wholly-owned subsidiary of First Security Corporation, is currently the investment advisor to each of the Achievement Funds.

   In advance of the May 11, 2001 effectiveness of certain provisions of the Gramm-Leach-Bliley financial services modernization legislation, Wells Fargo Bank's mutual fund advisory and administrative activities will be spun-off to a separate division of Wells Fargo Bank, or to a new wholly-owned subsidiary of either Wells Fargo Bank or Wells Fargo & Company, which we refer to as the New Wells Entity. As required under the Gramm-Leach-Bliley Act, the New Wells Entity will then register as an investment adviser under federal law. Regardless of which type of entity is selected as the New Wells Entity, the current mutual fund personnel at Wells Fargo Bank will become employees of the New Wells Entity, and the New Wells Entity will provide services of at least the same nature and quality with at least the same resources available to it, for the same fee, to each of the Wells Fargo Funds. References to Wells Fargo Bank as advisor and administrator to the Wells Fargo Funds should be interpreted as referring to the New Wells Entity following this spin-off.

   The following chart highlights the annual rate of investment advisory fees paid by each Achievement Fund and Wells Fargo Fund as a percentage of average net assets.

Fund                                                Advisory Fee (Contractual)
---------------------------------------             --------------------------
Achievement Equity Fund                                       0.74%
 Wells Fargo Growth Fund                                      0.75%
Achievement Balanced Fund                                     0.74%
 Wells Fargo Asset Allocation Fund                            0.80%
Achievement Municipal Bond Fund                               0.60%
 Wells Fargo National Tax-Free Fund                           0.40%
Achievement Idaho Municipal Bond Fund                         0.60%
 Wells Fargo National Tax-Free Fund                           0.40%
Achievement Intermediate Term Bond Fund                       0.60%
 Wells Fargo Income Fund                                      0.50%
Achievement Short-Term Bond Fund                              0.60%
 Wells Fargo Stable Income Fund                               0.50%

   Wells Capital Management Incorporated, or WCM, a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor directly or indirectly for each of the Wells Fargo Funds, except the Asset Allocation Fund. Because the Stable Income Fund is a gateway Fund, WCM provides its sub-advisory services to that Fund indirectly by providing sub-advisory services to the core portfolio in which the Stable Income Fund invests. In that capacity, it is responsible for the day-to-day investment management activities of each of the Wells Fargo Funds, except the Asset Allocation Fund. As of September 30, 2000, WCM provided advisory services for over $86 billion in assets.

   Barclays Global Fund Advisors, or BGFA, a wholly owned subsidiary of Barclays Global Investors, N.A., is the sub-adviser for the Wells Fargo Asset Allocation Fund. In that capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the Asset Allocation Fund. As of September 30, 2000, BGFA and its affiliates provided investment advisory services for over $830 billion in assets.

Comparison of Other Principal Service Providers

   The following is a list of principal service providers for the Achievement Funds and Wells Fargo Funds:

                                                  Service Providers
                             ----------------------------------------------------------
           Service                 Achievement Funds             Wells Fargo Funds
---------------------------------------------------------------------------------------
  Investment Advisor         First Security Investment     Wells Fargo Bank
                             Management, Inc.              525 Market Street
                             61 South Main Street          San Francisco, CA 94120
                             Salt Lake City, UT 84111
---------------------------------------------------------------------------------------
  Sub-advisor                None                          WCM (all Funds except the
                                                           Asset Allocation Fund)
                                                           525 Market Street
                                                           San Francisco, CA 94120
                                                           BGFA (Asset Allocation Fund)
                                                           45 Fremont Street
                                                           San Francisco, CA 94105
---------------------------------------------------------------------------------------
  Distributor                SEI Investments Distribution  Stephens Inc.
                             Co.                           111 Center Street
                             One Freedrom Valley Drive     Little Rock, AR 72201
                             Oaks, PA 19456
---------------------------------------------------------------------------------------
  Administrator              SEI Investments Mutual Fund   Wells Fargo Bank
                             Services
---------------------------------------------------------------------------------------
  Custodian                  First Union National Bank     Wells Fargo Bank Minnesota,
                                                           N.A.
                                                           Barclays Global Investors
                                                           (for Asset Allocation Fund
                                                           only)
---------------------------------------------------------------------------------------
  Fund Accountant            Accounting services           Forum Accounting Services,
                             performed under the           LLC
                             Administration Agreement.
---------------------------------------------------------------------------------------
  Transfer Agent and         DST Systems Inc.              Boston Financial Data
  Dividend Disbursing Agent                                Services, Inc.
---------------------------------------------------------------------------------------
  Independent Auditors       Deloitte & Touche LLP         KPMG LLP


Comparison of Business Structures

   Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each Fund's governing documents create additional operating rules and restrictions that funds must follow. The Achievement Funds are organized as series of a Massachusetts business trust, whereas the Wells Fargo Funds are series of a Delaware business trust. This difference will not significantly affect the operation of your Fund or change the responsibilities, powers or the fiduciary duty of the Wells Fargo Funds' Board of Trustees.

   Under both Delaware and Massachusetts law, shareholders have the right to vote on matters as specified in the Trust Instrument or Declaration of Trust. The Wells Fargo Funds' Declaration of Trust requires shareholder approval of a matter only if required under the federal securities laws or if the Board decides to submit the matter to shareholders. Accordingly, Wells Fargo Fund shareholders may have more limited voting rights than the shareholders of the Achievement Funds. In this regard, The Achievement Funds Trust's Trust Instrument permits shareholders to vote on amendments to the Trust Instrument that would adversely affect shareholders' rights. The Wells Fargo Funds' Declaration of Trust permits the Board of Trustees to amend it without shareholder approval unless the federal securities laws expressly require it. Similarly, The Achievement Funds Trust's Trust Instrument gives shareholders the express right to vote on certain mergers and reorganizations, and requires the affirmative vote of a majority of the outstanding shares. Wells Fargo Fund shareholders have the right to vote for reorganizations only if expressly required under the federal securities laws.

Terms of the Reorganization

   At the effective time of the Reorganization, each Wells Fargo Fund will acquire all of the assets, and assume all of the liabilities, of the corresponding Achievement Fund shown in the table below in exchange for shares of the corresponding class of the Wells Fargo Fund.

              Achievement Funds                    Wells Fargo Funds
     -----------------------------------  -----------------------------------
                 Equity Fund                           Growth Fund
                Balanced Fund                     Asset Allocation Fund
               Municipal Fund                    National Tax-Free Fund
          Idaho Municipal Bond Fund              National Tax-Free Fund
         Intermediate Term Bond Fund                   Income Fund
            Short-Term Bond Fund                   Stable Income Fund

   Each Wells Fargo Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective Achievement Fund by the net asset value of one share of the Wells Fargo Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of the Achievement Funds' assets and the net asset value of a share of the Wells Fargo Funds. To determine the valuation of the assets transferred by each Achievement Fund and the number of shares of each Wells Fargo Fund to be transferred, the parties will use the standard valuation methods used by the Wells Fargo Funds in determining daily net asset values, which do not differ materially from the standard methods used by the Achievement Funds. The valuation will occur on the closing date of the Reorganization, which is expected to be on or about February 2001, and will be done at the time of day the Achievement Funds and Wells Fargo Funds ordinarily calculate their net asset value.

   Each Achievement Fund will distribute the Wells Fargo Fund shares received in the Reorganization to its shareholders in liquidation of the Achievement Fund. Through this process, shareholders of record of each Achievement Fund will be credited with shares of the corresponding Wells Fargo Fund having a value equal to the Achievement Fund shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the Achievement Fund will redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

   The parties may terminate the Reorganization plan by mutual consent and each party has the right to unilaterally terminate the Reorganization plan under certain circumstances. For example, either party may at any time terminate the Reorganization plan unilaterally upon a determination by its Board that proceeding with the Reorganization is not in the best interest of its shareholders. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization plan. An important condition to closing is that the Achievement Funds and Wells Fargo Funds receive a tax opinion to the effect that the Reorganization will not be taxable for federal income tax purposes for the Achievement Funds, the Wells Fargo Funds or the Achievement Funds' shareholders. Other material conditions include the receipt of legal opinions regarding the Achievement Funds, the Wells Fargo Funds and the
Reorganization. Last, the closing is conditioned upon both the Achievement Funds and Wells Fargo Funds receiving the necessary documents to transfer the assets and liabilities of each Achievement Fund to its corresponding Wells Fargo Fund, and to transfer the Wells Fargo Fund shares back to its corresponding Achievement Fund in exchange for the assets received.

Board Consideration of the Reorganization

   The Trustees of the Achievement Funds were first advised of the proposed Reorganization of the Achievement Funds into the Wells Fargo Funds at the regular quarterly meeting of the Trustees held on August 4, 2000. Summary information concerning the comparative performance and operating expense ratios of the Achievement Funds and the Wells Fargo Funds was distributed and discussed at that meeting.

   A special meeting of the Trustees was held on October 5, 2000, to consider the proposed Reorganization. The Trustees requested and received from Wells Fargo Bank and First Security Investment Management, Inc., written materials concerning the Wells Fargo Funds and the proposed Reorganization. Those materials included information on the investment objectives and the strategies of the Wells Fargo Funds, comparative operating expense ratio and performance information, a description of the service providers and marketing plans for the Wells Fargo Funds, and an analysis of the projected benefits to Achievement Fund shareholders from the proposed Reorganization.

   At a meeting on November 1, 2000, the Trustees of the Achievement Funds met again to consider the Reorganization and unanimously approved the Reorganization plan and determined that the Reorganization of the Achievement Funds into the Wells Fargo Funds would be in the best interests of each Fund and its shareholders. The Trustees further determined that the interests of existing shareholders of each Fund would not be diluted upon the Reorganization. Consequently, the Trustees recommend approval of the Reorganization for the following reasons:

  .  GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS

   Investors in the Wells Fargo Funds family will enjoy a wide array of investment options and strategies. The Wells Fargo Funds family consists of more than 65 mutual funds, including over 20 different equity funds, 12 asset allocation and balanced funds, 11 tax-free funds, 8 income funds and 14 money market funds. Currently, the Achievement Funds family has 6 funds, of which 1 is an equity fund, 1 is a balanced fund, 2 are tax-free funds and 2 are income funds.

   This broader range of investment options will permit an investor in the Wells Fargo Funds family to diversify his or her investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges across the entire spectrum of Wells Fargo Funds. The Wells Fargo Funds family also employs seven different sub-advisors to provide specialized expertise with respect to certain investment styles and market segments, including international, index, small cap, mid cap and large cap styles and domestic and foreign technology companies. Thus, if the Reorganization is approved, you will have increased investment options and greater flexibility to change investments.

  .  TAX-FREE CONVERSION OF ACHIEVEMENT FUND SHARES

   If you were to redeem your investment in the Achievement Funds to invest in the Wells Fargo Funds or another investment product, you generally would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is intended that the proposed Reorganization of the Achievement Funds will result in your investment being transferred to the corresponding Wells Fargo Fund without recognition of gain or loss for federal income tax purposes. Based on the conclusion that the Reorganization is not taxable, after the Reorganization you will have the same basis and holding period for your Wells Fargo Fund shares as you had for your Achievement Fund shares for federal income tax purposes. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for federal income tax purposes.

  .  MARKET PRESENCE

   The Reorganization has the potential for the former shareholders of the Achievement Funds to achieve greater investment leverage and market presence. As of September 30, 2000, the Wells Fargo Fund family had approximately $68 billion in assets, and was the 27th largest mutual fund family in the United States. Fund investment opportunities for a mutual fund or a fund family tend to increase as fund or fund family assets increase by giving fund portfolio managers broader investment opportunities and lower trading costs.

  .  IMPROVED OPERATING EFFICIENCIES

   The Wells Fargo Funds have the potential to operate more efficiently than the Achievement Funds by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs as a percentage of fund assets, such as legal, compliance and the board of trustee expenses. The Reorganization also has the potential to achieve efficiencies by eliminating the need for two sets of service providers, compliance systems and boards of trustees.

  .  ENHANCED VIABILITY

   The combined Achievement and Wells Fargo Funds will be more viable due to the larger asset size and the multiple channels of distribution. Shares of the Wells Fargo Funds are sold through 32 organizations affiliated with Wells Fargo & Company and through 288 third-party organizations. As a result of those relationships, sales of new shares of the Wells Fargo Funds are significantly higher than sales of new shares of the Achievement Funds. The multiple distribution channels available to the Wells Fargo Funds should enhance the market presence and facilitate the operating efficiencies described above.

  .  COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

   As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each Wells Fargo Fund and Achievement Fund have compatible investment objectives and strategies, although the phrasing of the investment objective(s) differ slightly. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Wells Fargo Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder's investment.

  .  EXPENSES OF THE REORGANIZATION

   Well Fargo Bank has agreed to pay all of the expenses of the Reorganization so shareholders of the Achievement Funds and Wells Fargo Funds will not bear these costs.

Performance

   The following table shows the average annual total returns of the Institutional Class shares of the Achievement Funds and Wells Fargo Funds for 1, 5 and 10 years (or, if less, since inception). For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the Wells Fargo Funds' prospectuses accompanying this statement or your Achievement Fund prospectus. Of course, past performance does not predict future results.

Average Annual Total Return/1/
As of September 30, 2000
(Inception date of fund)                              1 Year    5 Years    10 Years  Since Inception
-----------------------------                       ---------  ---------  ---------  ---------------
Achievement Equity Fund (12/28/94)                    19.80%     17.80%     N/A         20.11%/2/
Wells Fargo Growth Fund (8/2/95)/3/                   14.55%     18.12%     16.34%       N/A
Achievement Balanced Fund (12/28/94)                  14.53%     12.92%     N/A         14.58%/2/
Wells Fargo Asset Allocation/4/                       11.95%     15.44%     14.52%       N/A
Achievement Municipal Bond Fund (10/31/96)             4.65%     N/A        N/A          4.75%/2/
Wells Fargo National Tax-Free Fund/5/                  5.55%      5.58%      6.29%       N/A
Achievement Idaho Municipal Bond Fund (12/28/94)       5.88%      4.40%     N/A          5.61%/2/
Wells Fargo National Tax-Free Fund/5/                  5.55%      5.58%      6.29%       N/A
Achievement Intermediate Term Bond Fund (12/28/94)     5.66%      5.23%     N/A          6.36%/2/
Wells Fargo Income Fund/6/                             5.57%      5.37%      6.98%       N/A
Achievement Short-Term Bond Fund (12/28/94)            5.82%      5.36%     N/A          5.67%/2/
Wells Fargo Stable Income Fund (11/11/94)              5.67%      5.62%     N/A          5.90%/2/

--------
/1/The returns for the Institutional Class shares do not reflect applicable sales charges and higher fees and expenses of the Class A and Class B shares of the Funds. Thus, returns for the Class A and Class B shares of both the Achievement Funds and the Wells Fargo Funds were lower than reflected in this table.
/2/The performance history is from inception date, which is next to the fund's name, because the fund is not old enough to have a 5-year and/or 10-year history.
/3/The Institutional Class shares of the Wells Fargo Growth Fund commenced operations on October 1, 1995. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the Class A shares (which commenced operations on August 2, 1990) adjusted to reflect the fees and expenses of the Institutional Class shares.
/4/The Institutional Class shares of the Wells Fargo Asset Allocation Fund commenced operations on November 11, 1999. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the Class A shares (which commenced operations on November 13, 1986) adjusted to reflect the fees and expenses of the Institutional Class shares.
/5/The Institutional Class shares of the Wells Fargo National Tax-Free Fund commenced operations on August 2, 1993. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the Class A shares (which commenced operations on August 1, 1989) adjusted to reflect the fees and expenses of the Institutional Class shares.

/6/The Institutional Class shares of the Wells Fargo Income Fund commenced operations on August 2, 1993. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the Class A shares (which commenced operations on June 9, 1987) adjusted to reflect the fees and expenses of the Institutional Class shares.

Material Federal Income Tax Consequences and Federal Income Tax Opinions

   The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to Achievement Fund shareholders. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this proxy statement/prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. An Achievement Fund shareholder's tax treatment may vary depending upon his or her particular situation. In addition, the following types of Achievement Fund shareholders, among others, also may be subject to special rules not discussed below: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Achievement Fund shares as part of a hedge, straddle or conversion transaction; or a person that does not hold Achievement Fund shares as a capital asset at the time of the Reorganization.

   Neither the Achievement Funds nor the Wells Fargo Funds has requested or will request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Reorganization or any related transaction. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. Achievement Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the merger to the Achievement Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

   The obligation of the Achievement Funds and the Wells Fargo Funds to consummate the Reorganization is conditioned upon the receipt of an opinion of counsel substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization with respect to each Achievement Fund and the corresponding Wells Fargo Fund will be treated for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code and that an Achievement Fund and corresponding Wells Fargo Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Internal Revenue Code. Provided that the Reorganization so qualifies and an Achievement Fund and the corresponding Wells Fargo Fund are so treated:

  . Neither an Achievement Fund nor the corresponding Wells Fargo Fund will recognize any gain or loss as a result of the Reorganization.

  . An Achievement Fund shareholder will not recognize any gain or loss as a result of the receipt of Wells Fargo Fund shares in exchange for such shareholder's Wells Fargo Fund shares pursuant to the Reorganization.

  . An Achievement Fund shareholder's aggregate tax basis in Wells Fargo Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in Achievement Fund shares held immediately before the Reorganization.

  . An Achievement Fund shareholder's holding period for the Wells Fargo Fund shares received pursuant to the Reorganization will include the period during which the Achievement Fund shares have been held.

   The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the Achievement Funds and the Wells Fargo Funds, including representations in certificates to be delivered by the management of each of the Achievement Funds and Wells Fargo Funds, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion.

   Regardless of whether the acquisition of the assets and liabilities of an Achievement Fund by a corresponding Wells Fargo Fund qualifies as a tax-free reorganization as described above, the sale of securities by an Achievement Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, is expected to result in a taxable distribution to the Achievement Funds' shareholders.

   Since its formation, each of the Achievement Funds and Wells Fargo Funds believe it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Achievement Funds and Wells Fargo Funds believes it has been, and expects to continue to be, relieved of federal income tax liability to the extent it makes distributions of its taxable income and gains to its shareholders.

Fees and Expenses of the Reorganization

   All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Wells Fargo Bank.

Information on Voting

   This proxy statement/prospectus is being provided in connection with the solicitation of proxies by the Board of Trustees of the Achievement Funds to solicit your vote for a proposal at a meeting of shareholders, which we refer to as the Meeting. The Meeting will be held at the offices of the Achievement Funds located at One Freedom Valley Drive, Oaks, Pennsylvania on February 8, 2001 at 11:00 a.m. (Eastern Time).

   You may vote in one of three ways. You may complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States). You may vote on the Internet by going to http://www.proxyvote.com and following the instructions. Last, you also can call the toll-free number printed on your proxy ballot. To vote via the Internet or telephone you will need the "control number" that appears on your proxy card.

   You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit to the appropriate Achievement Fund a later dated proxy or a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

   Only shareholders of record on December 1, 2000 are entitled to notice of and to vote at the Meeting. Each share held as of the close of business on December 1, 2000 is entitled to one vote. For each Achievement Fund, the presence in person or by proxy of one-half of the shares of the Fund entitled to vote is required to constitute a quorum at the meeting for the transaction of all business. Approval of the Reorganization by any Achievement Fund requires the lesser of (1) 67% or more of the Fund's voting shares, if holders of more than 50% of the Fund's outstanding shares are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities.

   The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

  . votes cast "for" approval of the proposal to determine whether sufficient affirmative votes have been cast;

  . abstentions and broker non-votes of shares (in addition to votes cast "for") to determine whether a quorum is present at the Meeting, but not abstentions or broker non-votes to determine whether a proposal has been approved.

   Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

   The Trustees of the Achievement Funds know of no matters other than those described in this proxy statement/prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

   In addition to the solicitation of proxies by mail or expedited delivery service, the Board of Trustees of The Achievement Funds Trust, and employees and agents of Wells Fargo & Company and First Security Corporation and their affiliates may solicit proxies by telephone. Wells Fargo Bank will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals.

Existing and Pro Forma Capitalization

   The following table sets forth as of the date specified in the chart below,
(i) the current capitalization of the Achievement Funds, (ii) the current capitalization of the Wells Fargo Funds, and (iii) the pro forma capitalization of the Wells Fargo Funds, adjusted to give effect to the proposed acquisition of assets at net asset value.

Achievement Equity Fund/             Total Net      Shares    Net Asset Value
Wells Fargo Growth Fund                Assets     Outstanding    Per Share
--------------------------------   -------------- ----------- ---------------
Achievement Equity Fund
 Class A                           $   12,424,001    643,652      $19.30
 Class B                           $    2,770,514    146,337      $18.93
 Institutional Class               $  299,105,279 15,408,808      $19.41


Wells Fargo Growth Fund            $  311,038,398 13,632,002      $22.82
 Class A                           $   69,433,478  4,349,140      $15.96
 Class B                           $   52,560,754  1,961,425      $26.80
 Institutional Class


Pro Forma Wells Fargo Growth Fund
(as of 9/30/00)
 Class A                           $  323,462,399 14,176,514       22.82
 Class B                           $   72,203,992  4,522,677       15.96
 Institutional Class               $  351,666,033 13,123,223       26.80

Achievement Balanced Fund/
Wells Fargo Asset Allocation         Total Net      Shares    Net Asset Value
Fund                                   Assets     Outstanding    Per Share
----------------------------       -------------- ----------- ---------------
Achievement Balanced Fund
 Class A                           $    3,351,769    230,864      $14.52
 Class B                           $    1,939,824    133,880      $14.49
 Institutional Class               $  207,243,425 14,254,869      $14.54


Wells Fargo Asset Allocation Fund  $1,266,357,592 51,975,430      $24.36
 Class A                           $  577,525,888 39,087,713      $14.78
 Class B                           $   20,821,881    854,269      $24.37
 Institutional Class


Pro Forma Wells Fargo Asset
Allocation Fund (as of 9/30/00)
 Class A                           $1,269,709,361 52,113,004       24.36
 Class B                           $  579,465,712 39,218,992       14.78
 Institutional Class               $  228,065,306  9,356,940       24.37

Achievement Municipal Bond
Fund/Achievement Idaho Municipal
Bond Fund/Wells Fargo National                        Shares    Net Asset Value
Tax-Free Fund                      Total Net Assets Outstanding    Per Share
---------------------------------  ---------------- ----------- ---------------
Achievement Municipal Bond Fund
(Fund A)
 Class A                             $  4,551,965      480,307      $ 9.48
 Class B                             $  2,058,309      217,171      $ 9.48
 Institutional Class                 $ 62,324,532    6,572,701      $ 9.48

Achievement Idaho Municipal Bond
Fund (Fund B)
 Class A                             $  8,036,404      791,089      $10.16
 Class B                             $  1,669,696      164,220      $10.17
 Institutional Class                 $ 21,251,674    2,097,071      $10.13

Wells Fargo National Tax-Free
Fund (Fund C)
 Class A                             $ 64,858,654    6,669,992      $ 9.72
 Class B                             $ 18,366,568    1,888,663      $ 9.72
 Institutional Class                 $244,625,581   25,144,150      $ 9.73

Pro Forma Wells Fargo National
Tax-Free Fund (Fund A + Fund C)
(as of 6/30/00)
 Class A                             $ 69,410,619    7,138,109        9.72
 Class B                             $ 20,424,877    2,100,322        9.72
 Institutional Class                 $306,950,113   31,550,244        9.73

Pro Forma Wells Fargo National
Tax-Free Fund (Fund B + Fund C)
(as of 6/30/00)
 Class A                             $ 72,895,058    7,496,445        9.72
 Class B                             $ 20,036,264    2,060,360        9.72
 Institutional Class                 $265,877,255   27,328,520        9.73

Pro Forma Wells Fargo National
Tax-Free Fund (Fund A+ Fund B +
Fund C) (as of 6/30/00)
 Class A                             $ 77,447,023    7,964,564        9.72
 Class B                             $ 22,094,573    2,272,020        9.72
 Institutional Class                 $328,201,787   33,734,623        9.73

Achievement Intermediate Term
Bond Fund/ Wells Fargo Income                         Shares    Net Asset Value
Fund                               Total Net Assets Outstanding    Per Share
---------------------------------  ---------------- ----------- ---------------
Achievement Intermediate Term
Bond Fund
 Class A                             $  1,163,686      117,378        9.91
 Institutional Class                 $154,133,014   15,583,779        9.89

Wells Fargo Income Fund
 Class A                             $ 16,894,583    1,907,505        8.86
 Institutional Class                 $369,718,662   41,785,788        8.85

Pro Forma Wells Fargo Income Fund
(as of 5/31/00)
 Class A                             $ 18,058,269    2,038,893        8.86
 Institutional Class                 $523,851,676   59,205,994        8.85

Achievement Short-Term Bond Fund/                            Shares    Net Asset Value
Wells Fargo Stable Income Fund            Total Net Assets Outstanding    Per Share
----------------------------------------  ---------------- ----------- ---------------
Achievement Short-Term Bond Fund
 Class A                                    $    173,999       17,812      $ 9.77
 Institutional Class                        $ 28,719,631    2,937,325      $ 9.78

Wells Fargo Stable Income Fund
 Class A                                    $  8,912,003      878,114      $10.15
 Institutional Class                        $191,357,706   18,850,427      $10.15

Pro Forma Wells Fargo Stable
Income Fund (as of 5/31/00)
 Class A                                    $  9,086,002      895,258       10.15
 Institutional Class                        $220,077,337   21,679,570       10.15

Outstanding Shares

   As of December 1, 2000, each Achievement Fund and its corresponding Wells Fargo Fund had the following numbers of shares outstanding:

                                Number of Shares
Achievement Funds                  Outstanding           Wells Fargo Fund
---------------------------    -----------------------   ----------------------
Equity Fund                                              Growth Fund
Balanced Fund                                            Asset Allocation Fund
Municipal Bond Fund                                      National Tax-Free Fund
Idaho Municipal Bond Fund                                National Tax-Free Fund
Intermediate Term Bond Fund                              Income Fund
Short-Term Bond Fund                                     Stable Income Fund

Interest of Certain Persons in the Transactions

   To the knowledge of the Achievement Funds and Wells Fargo Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any Achievement Fund or Wells Fargo Fund:

                           [As of November   , 2000]

                             [Table to be inserted]

   To the knowledge of the Achievement Funds and Wells Fargo Funds, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of any Achievement Fund or Wells Fargo Fund:

                            As of November   , 2000

                             [Table to be inserted]

   In addition, as of November   , 2000, First Security Corporation or its
affiliates controlled or held with sole or shared power to vote more than 25% of the outstanding shares of each of the Achievement Funds, respectively, in a trust, agency, custodial or other fiduciary or representative capacity. As a result, First Security Corporation may be deemed to control each of the Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. Therefore, National City Bank of Minnesota, an independent fiduciary engaged by First Security Corporation will vote the shares of the Achievement Funds that are entitled to be voted by
First Security Corporation. As of November   , 2000, the officers and Trustees
of the Achievement Funds as a group owned less than 1% of each Achievement
Fund. As of November   , 2000, the officers and Trustees as a group of the
Wells Fargo Funds owned less than 1% of each of the Wells Fargo Funds.

                             EXHIBIT A--FEE TABLES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

                                                        Achievement   Wells Fargo
Class A                                                 Equity Fund   Growth Fund
-------                                                 -----------   -----------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price)......................      4.50%        5.75%
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date of
   original purchase or the NAV on the date of the
   redemption)........................................      None         None/1/
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of average
 net assets)
  Management fee......................................      0.74%        0.75%
  Distribution (Rule 12b-1) fee.......................      0.25%/4/     0.00%
  Other expenses......................................      0.29%        0.69%
  Total Annual Fund Operating Expenses (Gross)........      1.28%/2/     1.44%
  Waivers.............................................    Note 2         0.32%
  Net Annual Fund Operating Expenses..................    Note 2         1.12%/3/

                                                        Achievement   Wells Fargo
Class B                                                 Equity Fund   Growth Fund
-------                                                 -----------   -----------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price)......................      None         None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date of
   original purchase or the NAV on the date of the
   redemption)........................................      5.00%        5.00%
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of average
 net assets)
  Management fee......................................      0.74%        0.75%
  Distribution (Rule 12b-1) fee.......................      1.00%/4/     0.75%
  Other expenses......................................      0.29%        0.74%
  Total Annual Fund Operating Expenses (Gross)........      2.03%/2/     2.24%
  Waivers.............................................    Note 2         0.37%
  Net Annual Fund Operating Expenses..................    Note 2         1.87%/3/

--------
/1/Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
/2/The advisor of the Achievement Equity Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.15% for the Class A Shares and 1.90% for the Class B Shares. Because these waivers may be eliminated at any time, they are not shown in the above tables.
/3/The advisor and administrator of the Wells Fargo Growth Fund has committed until at least February 1, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Growth Fund may be increased only with the approval of the Board of Trustees.
/4/Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."

                                                        Achievement   Wells Fargo
Institutional Class                                     Equity Fund   Growth Fund
-------------------                                     -----------   -----------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price)......................      None         None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date of
   original purchase or the NAV on the date of the
   redemption)........................................      None         None
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of average
 net assets)
  Management fee......................................      0.74%        0.75%
  Distribution (Rule 12b-1) fee.......................      0.00%        0.00%
  Other expenses......................................      0.29%        0.27%
  Total Annual Fund Operating Expenses (Gross)........      1.03%/1/     1.02%
  Waivers.............................................    Note 1         0.02%
  Net Annual Fund Operating Expenses..................    Note 1         1.00%/2/

-------
/1/The advisor of the Achievement Equity Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Institutional Class Shares of the Fund was 0.90%. Because these waivers may be eliminated at any time, they are not shown in the above table.
/2/The advisor and administrator of the Wells Fargo Growth Fund has committed until at least February 1, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Growth Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

The following table shows the expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                         Achievement Wells Fargo
Class A                                                  Equity Fund Growth Fund
-------                                                  ----------- -----------
  One Year..............................................   $  575      $  683
  Three Year............................................   $  838      $  975
  Five Year.............................................   $1,121      $1,288
  Ten Year..............................................   $1,926      $2,174

                                                         Achievement Wells Fargo
Class B                                                  Equity Fund Growth Fund
-------                                                  ----------- -----------
  One Year..............................................   $  706      $  690
  Three Year............................................   $1,037      $  965
  Five Year.............................................   $1,293      $1,366
  Ten Year..............................................   $2,169      $2,249

                                                         Achievement Wells Fargo
Institutional Class                                      Equity Fund Growth Fund
-------------------                                      ----------- -----------
  One Year..............................................   $  105      $  102
  Three Year............................................   $  328      $  323
  Five Year.............................................   $  569      $  561
  Ten Year..............................................   $1,259      $1,246

                                                  Achievement   Wells Fargo Asset
Class A                                          Balanced Fund   Allocation Fund
-------                                          -------------  -----------------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as
   a percentage of offering price).............       4.50%           5.75%
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the
   date of original purchase or the NAV on the
   date of the redemption).....................       None            None
Annual Fund Operating Expenses (expenses that
 are deducted from fund assets, as a percentage
 of average net assets)
  Management fee...............................       0.74%           0.80%
  Distribution (Rule 12b-1) fee................       0.25%/4/        0.00%
  Other expenses...............................       0.31%           0.40%
  Total Annual Fund Operating Expenses
   (Gross).....................................       1.30%/2/        1.20%
  Waivers......................................     Note 2            0.21%
  Net Annual Fund Operating Expenses...........     Note 2            0.99%/3/

                                                  Achievement   Wells Fargo Asset
Class B                                          Balanced Fund   Allocation Fund
-------                                          -------------  -----------------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as
   a percentage of offering price).............       None            None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the
   date of original purchase or the NAV on the
   date of the redemption).....................       5.00%           5.00%
Annual Fund Operating Expenses (expenses that
 are deducted from fund assets, as a percentage
 of average net assets)
  Management fee...............................       0.74%           0.80%
  Distribution (Rule 12b-1) fee................       1.00%/4/        0.75%
  Other expenses...............................       0.31%           0.44%
  Total Annual Fund Operating Expenses
   (Gross).....................................       2.05%/2/        1.99%
  Waivers......................................     Note 2            0.25%
  Net Annual Fund Operating Expenses...........     Note 2            1.74%/3/

--------
/1/Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
/2/The advisor of the Achievement Balanced Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.15% for the Class A Shares and 1.90% for the Class B Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
/3/The advisor and administrator of the Wells Fargo Asset Allocation Fund has committed until at least November 8, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Asset Allocation Fund may be increased only with the approval of the Board of Trustees.
/4/Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."

                                                  Achievement   Wells Fargo Asset
Institutional Class                              Balanced Fund   Allocation Fund
-------------------                              -------------  -----------------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as
   a percentage of offering price).............     None              None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the
   date of original purchase or the NAV on the
   date of the redemption).....................     None              None
Annual Fund Operating Expenses (expenses that
 are deducted from fund assets, as a percentage
 of average net assets)
  Management fee...............................       0.74%           0.80%
  Distribution (Rule 12b-1) fee................       0.00%           0.00%
  Other expenses...............................       0.31%           0.23%
  Total Annual Fund Operating Expenses
   (Gross).....................................       1.05%/1/        1.03%
  Waivers......................................     Note 1            0.03%
  Net Annual Fund Operating Expenses...........     Note 1            1.00%/2/

--------
/1/The advisor of the Achievement Balanced Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Institutional Class Shares of the Fund was 0.90%. Because these waivers may be eliminated at any time, they are not shown in the above table.
/2/The advisor and administrator of the Wells Fargo Asset Allocation Fund has committed until at least November 8, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Asset Allocation Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

The following table shows the expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                  Achievement  Wells Fargo Asset
Class A                                          Balanced Fund  Allocation Fund
-------                                          ------------- -----------------
  One Year......................................    $  576          $  670
  Three Year....................................    $  884          $  914
  Five Year.....................................    $1,131          $1,178
  Ten Year......................................    $1,947          $1,928

                                                  Achievement  Wells Fargo Asset
Class B                                          Balanced Fund  Allocation Fund
-------                                          ------------- -----------------
  One Year......................................    $  708          $  677
  Three Year....................................    $1,043          $  900
  Five Year.....................................    $1,303          $1,250
  Ten Year......................................    $2,190          $1,996

                                                  Achievement  Wells Fargo Asset
Institutional Class                              Balanced Fund  Allocation Fund
-------------------                              ------------- -----------------
  One Year......................................    $  107          $  102
  Three Year....................................    $  334          $  325
  Five Year.....................................    $  579          $  566
  Ten Year......................................    $1,283          $1,257

                                                     Achievement    Wells Fargo
                                                      Municipal      National
Class A                                               Bond Fund    Tax-Free Fund
-------                                              -----------   -------------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price)....................     4.00%         4.50%
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date of
   original purchase or the NAV on the date of the
   redemption) .....................................     None          None/1/
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of
 average net assets)
  Management fee....................................     0.60%         0.40%
  Distribution (Rule 12b-1) fee.....................     0.25%/4/      0.00%
  Other expenses....................................     0.33%         0.57%
  Total Annual Fund Operating Expenses (Gross)......     1.18%         0.97%
  Waivers...........................................   Note 2          0.17%
  Net Annual Fund Operating Expenses................   Note 2          0.80%
                                                     Achievement    Wells Fargo
                                                      Municipal      National
Class B                                               Bond Fund    Tax-Free Fund
-------                                              -----------   -------------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price)....................     None          None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date of
   original purchase or the NAV on the date of the
   redemption)......................................     5.00%         5.00%
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of
 average net assets)
  Management fee....................................     0.60%         0.40%
  Distribution (Rule 12b-1) fee.....................     1.00%/4/      0.75%
  Other expenses....................................     0.33%         0.58%
  Total Annual Fund Operating Expenses (Gross)......     1.93%/2/      1.73%
  Waivers...........................................   Note 2          0.18%
  Net Annual Fund Operating Expenses................   Note 2          1.55%/3/

--------
/1/Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
/2/The advisor of the Achievement Municipal Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.00% for the Class A Shares and 1.65% for the Class B Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
/3/The advisor and administrator of the Wells Fargo National Tax-Free Fund has committed until at least November 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo National Tax-Free Fund may be increased only with the approval of the Board of Trustees.
/4/Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."

                                                     Achievement    Wells Fargo
                                                      Municipal      National
Institutional Class                                   Bond Fund    Tax-Free Fund
-------------------                                  -----------   -------------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price)....................     None          None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date of
   original purchase or the NAV on the date of the
   redemption)......................................     None          None
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of
 average net assets)
  Management fee....................................     0.60%         0.40%
  Distribution (Rule 12b-1) fee.....................     0.00%         0.00%
  Other expenses....................................     0.33%         0.28%
  Total Annual Fund Operating Expenses (Gross)......     0.93%/1/      0.68%
  Waivers...........................................   Note 1          0.08%
  Net Annual Fund Operating Expenses................   Note 1          0.60%/2/

--------
/1/The advisor of the Achievement Municipal Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Institutional Class Shares of the Fund was 0.75%. Because these waivers may be eliminated at any time, they are not shown in the above table.
/2/The advisor and the administrator of the Wells Fargo National Tax-Free Fund has committed until at least November 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo National Tax-Free Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

The following table shows the expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                       Achievement  Wells Fargo
                                                        Municipal    National
Class A                                                 Bond Fund  Tax-Free Fund
-------                                                ----------- -------------
  One Year............................................   $  515       $  528
  Three Year..........................................   $  760       $  729
  Five Year...........................................   $1,023       $  946
  Ten Year............................................   $1,775       $1,571

                                                       Achievement  Wells Fargo
                                                        Municipal    National
Class B                                                 Bond Fund  Tax-Free Fund
-------                                                ----------- -------------
  One Year............................................   $  696       $  658
  Three Year..........................................   $1,006       $  827
  Five Year...........................................   $1,242       $1,122
  Ten Year............................................   $2,062       $1,730

                                                       Achievement  Wells Fargo
                                                        Municipal    National
Institutional Class                                     Bond Fund  Tax-Free Fund
-------------------                                    ----------- -------------
  One Year............................................   $   95        $ 61
  Three Year..........................................   $  296        $210
  Five Year...........................................   $  515        $371
  Ten Year............................................   $1,143        $839

                                                     Achievement    Wells Fargo
                                                   Idaho Municipal   National
Class A                                               Bond Fund    Tax-Free Fund
-------                                            --------------- -------------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price).................        4.00%         4.50%
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date
   of original purchase or the NAV on the date of
   the redemption)...............................        None          None/1/
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of
 average net assets)
  Management fee.................................        0.60%         0.40%
  Distribution (Rule 12b-1) fee..................        0.25%/4/      0.00%
  Other expenses.................................        0.45%         0.57%
  Total Annual Fund Operating Expenses (Gross)...        1.30%/2/      0.97%
  Waivers........................................      Note 2          0.17%
  Net Annual Fund Operating Expenses.............      Note 2          0.80%/3/

                                                                    Wells Fargo
                                                      Achievement    National
                                                    Idaho Municipal  Tax-Free
Class B                                                Bond Fund       Fund
-------                                             --------------- -----------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price)...................       None         None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date
   of original purchase or the NAV on the date of
   the redemption).................................       5.00%        5.00%
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of
 average net assets)
  Management fee...................................       0.60%        0.40%
  Distribution (Rule 12b-1) fee....................       1.00%/4/     0.75%
  Other expenses...................................       0.45%        0.58%
  Total Annual Fund Operating Expenses (Gross).....       2.05%/2/     1.73%
  Waivers..........................................     Note 2         0.18%
  Net Annual Fund Operating Expenses...............     Note 2         1.55%/3/

-------
/1/Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
/2/The advisor of the Achievement Idaho Municipal Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.00% for the Class A Shares and 1.65% for the Class B Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
/3/The advisor and administrator of the Wells Fargo National Tax-Free Fund has committed until at least November 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo National Tax-Free Fund may be increased only with the approval of the Board of Trustees.
/4/Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."

                                                     Achievement    Wells Fargo
                                                   Idaho Municipal   National
Institutional Class                                   Bond Fund    Tax-Free Fund
-------------------                                --------------- -------------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price).................        None          None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date
   of original purchase or the NAV on the date of
   the redemption)...............................        None          None
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of
 average net assets)
  Management fee.................................        0.60%         0.40%
  Distribution (Rule 12b-1) fee..................        0.00%         0.00%
  Other expenses.................................        0.45%         0.28%
  Total Annual Fund Operating Expenses (Gross)...        1.05%/1/      0.68%
  Waivers........................................      Note 1          0.08%
  Net Annual Fund Operating Expenses.............      Note 1          0.60%/2/

--------
/1/The advisor of the Achievement Idaho Municipal Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Institutional Class Shares of the Fund was 0.75%. Because these waivers may be eliminated at any time, they are not shown in the above table.
/2/The advisor and administrator of the Wells Fargo National Tax-Free Fund has committed until at least November 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo National Tax-Free Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

The following table shows the expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                     Achievement    Wells Fargo
                                                   Idaho Municipal   National
Class A                                               Bond Fund    Tax-Free Fund
-------                                            --------------- -------------
  One Year........................................     $  527         $  528
  Three Year......................................     $  796         $  729
  Five Year.......................................     $1,084         $  946
  Ten Year........................................     $1,905         $1,571

                                                     Achievement    Wells Fargo
                                                   Idaho Municipal   National
Class B                                               Bond Fund    Tax-Free Fund
-------                                            --------------- -------------
  One Year........................................     $  708         $  658
  Three Year......................................     $1,043         $  827
  Five Year.......................................     $1,303         $1,122
  Ten Year........................................     $2,190         $1,730

                                                     Achievement    Wells Fargo
                                                   Idaho Municipal   National
Institutional Class                                   Bond Fund    Tax-Free Fund
-------------------                                --------------- -------------
  One Year........................................     $  107          $ 61
  Three Year......................................     $  334          $210
  Five Year.......................................     $  579          $371
  Ten Year........................................     $1,283          $839

                                                      Achievement
                                                      Intermediate  Wells Fargo
Class A                                              Term Bond Fund Income Fund
-------                                              -------------- -----------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price)....................       3.50%       4.50%
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date of
   original purchase or the NAV on the date of the
   redemption)......................................       None        None/1/
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of
 average net assets)
  Management fee....................................       0.60%       0.50%
  Distribution (Rule 12b-1) fee.....................       0.25%/4/    0.00%
  Other expenses....................................       0.33%       0.60%
  Total Annual Fund Operating Expenses (Gross)......       1.18%/2/    1.10%
  Waivers...........................................     Note 2        0.10%
  Net Annual Fund Operating Expenses................     Note 2        1.00%/3/

                                                      Achievement
                                                      Intermediate  Wells Fargo
Institutional Class                                  Term Bond Fund Income Fund
-------------------                                  -------------- -----------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as a
   percentage of offering price)....................       None        None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the date of
   original purchase or the NAV on the date of the
   redemption)......................................       None        None
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets, as a percentage of
 average net assets)
  Management fee....................................       0.60%       0.50%
  Distribution (Rule 12b-1) fee.....................       0.00%       0.00%
  Other expenses....................................       0.33%       0.26%
  Total Annual Fund Operating Expenses (Gross)......       0.93%/2/    0.76%
  Waivers...........................................     Note 2        0.01%
  Net Annual Fund Operating Expenses................     Note 2        0.75%/3/

--------
/1/Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
/2/The advisor of the Achievement Intermediate Term Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.00% for the Class A and 0.75% for the Institutional Class Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
/3/The advisor and administrator of the Wells Fargo Income Fund has committed until at least October 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Income Fund may be increased only with the approval of the Board of Trustees.
/4/Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."

Example of Expenses:

The following table shows the expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                        Achievement
                                                        Intermediate Wells Fargo
Class A                                                  Term Fund   Income Fund
-------                                                 ------------ -----------
  One Year.............................................    $  466      $  547
  Three Year...........................................    $  712      $  775
  Five Year............................................    $  976      $1,020
  Ten Year.............................................    $1,732      $1,721

                                                        Achievement
                                                        Intermediate Wells Fargo
Institutional Class                                      Term Fund   Income Fund
-------------------                                     ------------ -----------
  One Year.............................................    $   95      $   77
  Three Year...........................................    $  296      $  242
  Five Year............................................    $  515      $  421
  Ten Year.............................................    $1,143      $  941

                                               Achievement
                                               Short-Term       Wells Fargo
Class A                                         Bond Fund    Stable Income Fund
-------                                        -----------   ------------------
Shareholder Fees (fees paid directly from
 your investment):
  Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price).......      1.50%            1.50%
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the
   date of original purchase or the NAV on
   the date of the redemption)...............      None             None/1/
Annual Fund Operating Expenses (expenses that
 are deducted from fund assets, as a
 percentage of average net assets)
  Management fee.............................      0.60%            0.50%/3/
  Distribution (Rule 12b-1) fee..............      0.25%/5/         0.00%
  Other expenses.............................      0.47%            0.56%/3/
  Total Annual Fund Operating Expenses
   (Gross)...................................      1.32%/2/         1.06%
  Waivers....................................    Note 2             0.16%
  Net Annual Fund Operating Expenses.........    Note 2             0.90%/4/

                                               Achievement
                                               Short-Term    Wells Fargo Stable
Institutional Class                             Bond Fund       Income Fund
-------------------                            -----------   ------------------
Shareholder Fees (fees paid directly from
 your investment):
  Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price).......      None             None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the
   date of original purchase or the NAV on
   the date of the redemption)...............      None             None
Annual Fund Operating Expenses (expenses that
 are deducted from fund assets, as a
 percentage of average net assets)
  Management fee.............................      0.60%            0.50%
  Distribution (Rule 12b-1) fee..............      0.00%            0.00%
  Other expenses.............................      0.47%            0.29%/3/
  Total Annual Fund Operating Expenses
   (Gross)...................................      1.07%/2/         0.79%
  Waivers....................................    Note 2             0.14%
  Net Annual Fund Operating Expenses.........    Note 2             0.65%/4/

--------
/1/Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
/2/The advisor of the Achievement Short-Term Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.00% for the Class A Shares and 0.75% for the Institutional Class Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
/3/This fee combines expenses charged at the fund and core portfolio levels. /4/The advisor and the administrator of the Wells Fargo Stable Income Fund has committed until at least October 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Stable Income Fund may be increased only with the approval of the Board of Trustees.
/5/Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."

Example of Expenses:

The following table shows the expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                  Achievement
                                                  Short-Term     Wells Fargo
Class A                                            Bond Fund  Stable Income Fund
-------                                           ----------- ------------------
  One Year.......................................   $  282          $  240
  Three Year.....................................   $  562          $  466
  Five Year......................................   $  863          $  711
  Ten Year.......................................   $1,716          $1,411

                                                  Achievement
                                                  Short-Term     Wells Fargo
Institutional Class                                Bond Fund  Stable Income Fund
-------------------                               ----------- ------------------
  One Year.......................................   $  109          $   66
  Three Year.....................................   $  340          $  238
  Five Year......................................   $  590          $  425
  Ten Year.......................................   $1,306          $  965

         EXHIBIT B--COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO GROWTH FUND

Comparison of: Achievement Equity Fund which will reorganize into
                                        WELLS FARGO GROWTH FUND

Objectives:

  Achievement Equity Fund: . seeks long-term capital appreciation with current income as a secondary consideration in selecting
                             securities.
------------------------------------------------------------------------------
  Wells Fargo Growth Fund: . seeks long-term capital appreciation.


Investment Strategies:

  Achievement Equity Fund: The Achievement Equity Fund, a diversified portfolio, invests primarily U.S. exchange-traded
                           common stocks and other equity securities of
                           companies with market capitalizations in excess of
                           $        500 million, and emphasizes investments in
                           companies with medium to and large market
                           capitalizations. The Fund seeks its income by
                           selecting securities of companies that are
                           experiencing growth in earnings and whose
                           securities appear attractively priced based on
                           proprietary valuation methods. Under normal market
                           conditions, the Fund invests at least 80% of its
                           total assets in common stocks. The Fund will invest
                           no more than 20% of its total assets in securities
                           convertible or exchangeable into common stock. The
                           Fund may invest in convertible debentures that have
                           a received a rating of A or higher by Standard &
                           Poors ("S&P") or Moody's Investor Service
                           ("Moody's") or that its advisor determines are of
                           comparable quality. Additionally, under normal
                           market conditions, the Equity Fund may invest up to
                           10% of its total assets in money market and U.S.
                           equity index mutual funds.
------------------------------------------------------------------------------
  Wells Fargo Growth Fund: The Wells Fargo Growth Fund, a diversified portfolio, invests principally in common stocks and
                           other equity securities that strong earnings growth
                           and above-average prospects for future growth. The
                           Fund's investment advisor focuses its investment
                           strategy on larger capitalization stocks. Under
                           normal market conditions, the Fund invests:
                           . at least 65% of total assets in equity
                             securities, including common and preferred stocks
                             and securities convertible into common stocks;
                           . the majority of its total assets in issues of
                             companies with market capitalization that falls
                             within but towards the higher end of, the range
                             of the Russell 1000 Index, an index comprised of
                             the 1,000 largest U.S. companies based on total
                             market capitalization, that is considered a mid-
                             capitalization index (As of December 31, 1999,
                             this range was from $220 million to $604
                             billion.); and
                           . up to 25% of total assets in foreign companies
                             through American Depositary Receipts ("ADRs") and
                             similar instruments.


                               Portfolio Managers
------------------------------------------------------
  Achievement Equity Fund    Sterling K. Jenson, CFA
------------------------------------------------------
  Wells Fargo Growth Fund Kelli K. Hill; Stephen Biggs

WELLS FARGO ASSET ALLOCATION FUND

Comparison of: Achievement Balanced Fund              which will reorganize into
                                                      WELLS FARGO ASSET
                                                      ALLOCATION FUND

Objectives:

  Achievement Balanced . seeks total return consisting of capital appreciation
  Fund:                  and current income consistent with prudent investment
                         risk.
------------------------------------------------------------------------------
  Wells Fargo Asset    . seeks long-term total return, consistent with
  Allocation Fund:       reasonable risk.


Investment Strategies:

  Achievement Balanced Fund: The Achievement Balanced Fund, a diversified portfolio, invests primarily in equity securities,
                             intermediate maturity fixed income securities and
                             money market instruments. Under normal market
                             conditions, the Fund invests between 25-75% of its
                             total assets in a U.S. exchange-traded common
                             stocks with market capitalizations over
                             $500 million and securities convertible or
                             exchangeable into common stock, and a minimum of
                             25% of its total assets in a broad range of fixed
                             income securities, U.S. Government securities,
                             corporate bonds and debentures, asset-backed and
                             mortgage-backed securities, U.S. dollar
                             denominated debt securities of foreign issuers.
                             Over time, the Fund ordinarily will invest
                             approximately 60% of its assets in equity
                             securities, and 40% of its total assets in fixed
                             income securities, although these percentages may
                             vary as discussed above. For the fixed income
                             component, the Fund targets investment grade fixed
                             income securities with a weighted average maturity
                             between three and ten years. The Fund will not
                             invest more than 20% of its assets allocated to
                             fixed income securities in the lowest category of
                             investment grade ratings.
-------------------------------------------------------------------------------
  Wells Fargo Asset          The Wells Fargo Asset Allocation Fund, a
  Allocation Fund:           diversified portfolio, allocates and reallocates
                             assets among common stocks, U.S. Treasury Bonds
                             and money market instruments. Similar to the
                             Achievement Fund Balanced Fund, the advisor
                             manages the Fund assuming a "normal" allocation of
                             60% stocks and 40% bonds. Also, similar to the
                             Achievement Balanced Fund, the Wells Fargo Asset
                             Allocation Fund is not required to maintain this
                             60/40% asset allocation. Unlike the Achievement
                             Balanced Fund, however, the Wells Fargo Asset
                             Allocation Fund is not required to maintain a
                             minimum amount in any of its three asset classes:
                             stocks, bonds and money market instruments. The
                             Wells Fargo Asset Allocation Fund's investment
                             advisor does not individually select the stocks or
                             bonds in the portfolio. Rather, the advisor
                             establishes the asset allocation percentages for
                             each asset class. The advisor then selects common
                             stocks to replicate the S&P 500 Index and fixed
                             income securities to replicate the Lehman Brothers
                             20+ Index. The Lehman Brothers Index consists of
                             bonds having remaining maturities in excess of 20
                             years. The Wells Fargo Asset Allocation Fund also
                             may invest up to 25% of total assets in foreign
                             obligations qualifying as money market
                             instruments.


                                       Portfolio Managers
-----------------------------------------------------------
  Achievement Balanced Fund         Sterling K. Jenson, CFA
-----------------------------------------------------------
  Wells Fargo Asset Allocation Fund           N/A

WELLS FARGO NATIONAL TAX-FREE FUND

Comparison of: Achievement Municipal Bond Fund        which will reorganize into
                                                      WELLS FARGO NATIONAL TAX-
                                                      FREE FUND

Objectives:

  Achievement Municipal Bond . seeks as high a level of current income exempt
   Fund:                       from federal income taxes as is consistent with
                               preservation of capital.
------------------------------------------------------------------------------
  Wells Fargo National Tax-  . seeks current income exempt from federal income
   Free Fund:                  taxes.


Investment Strategies:

  Achievement         The Achievement Municipal Bond Fund invests primarily in
  Municipal Bond      municipal securities issued by U.S. states, territories,
  Fund:               possessions and political subdivisions, the interest
                      from which is exempt from federal income taxes. The Fund
                      will not invest more than 20% of its assets in
                      securities which pay interest subject to the alternative
                      minimum tax ("AMT"). The Fund invests only in investment
                      grade municipal securities. Investment grade municipal
                      bonds are those rated at the time of investment in one
                      of the four highest rating categories by a major rating
                      agency, or determined by the advisor to be of equivalent
                      quality. The Fund may not invest more than 20% of its
                      assets in municipal bonds rated in the lowest category
                      of investment grade ratings. The Fund will not invest
                      more than 15% of its assets in obligations of issuers
                      located in any single state, territory or possession.
                      There are no restrictions on the Fund's average weighted
                      maturity or on the maturity of any single security held
                      by the Fund.
------------------------------------------------------------------------------
  Wells Fargo         The Wells Fargo National Tax-Free Fund invests in a
  National Tax-Free   diversified portfolio of investment grade municipal
  Fund:               securities. The Fund invests at least 80% of its net
                      assets in municipal securities paying interest exempt
                      from federal income taxes, including the federal AMT.
                      The Fund may invest up to 20% of its net assets in
                      securities with income subject to federal income tax,
                      including federal AMT. The Wells Fargo National Tax-Free
                      Fund invests in municipal securities rated in one of the
                      four highest credit categories by a nationally
                      recognized ratings organization ("NRRO"), or in unrated
                      securities if the advisor deems them to be of comparable
                      quality, but does not have any limit on the amount it
                      may invest in the lowest investment grade category. The
                      Fund emphasizes investments in municipal securities that
                      produce interest income rather than stability of the
                      Fund's NAV. The dollar weighted average maturity of the
                      Fund's assets normally will be between 10 and 20 years.


                                       Portfolio Managers
---------------------------------------------------------
  Achievement Municipal Bond Fund:     Mark L. Anderson
---------------------------------------------------------
  Wells Fargo National Tax-Free Fund:  Stephen Galiani

WELLS FARGO NATIONAL TAX-FREE FUND

Comparison of: Achievement Idaho Municipal Bond Fund  which will reorganize into
                                                      WELLS FARGO NATIONAL TAX-
                                                      FREE FUND

Objectives:

  Achievement Idaho Municipal   . seeks high current income exempt from Federal
  Bond Fund:                      and Idaho income taxes.
-------------------------------------------------------------------------------
  Wells Fargo National Tax-Free . seeks current income exempt from federal
  Fund:                           income taxes.


Investment Strategies:

  Achievement Idaho Municipal The Achievement Idaho Municipal Bond Fund invests
  Bond Fund:                  primarily in municipal securities issued by the
                              State of Idaho and its cities, counties and
                              political subdivisions, the interest from which
                              is exempt from Federal and Idaho income taxes.
                              The Fund also may invest in the municipal bonds
                              of other U.S. states, territories and possessions
                              and their political subdivisions. The Fund will
                              not invest more than 20% of its assets in
                              securities which pay interest subject to the
                              federal AMT. The Fund invests only in municipal
                              bonds that are investment grade. The Fund will
                              not invest more than 20% of its assets in
                              municipal bonds rated in the lowest category of
                              investment ratings. There is no restriction on
                              the Fund's average weighted maturity or on the
                              maturity of any single security held by the Fund.
  Wells Fargo National        The Wells Fargo National Tax-Free Fund invests in
  Tax-Free Fund:              a diversified portfolio of investment grade
                              municipal securities. The Fund invests at least
                              80% of its net assets in municipal securities
                              paying interest exempt from federal income taxes,
                              including the federal AMT. The Fund may invest up
                              to 20% of its net assets in securities with
                              income subject to federal income tax, including
                              federal AMT. The Wells Fargo National Tax-Free
                              Fund invests in municipal securities rated in one
                              of the four highest credit categories by an NRRO,
                              or in unrated securities if the Advisor deems
                              them to be of comparable quality, but does not
                              have any limit on the amount it may invest in the
                              lowest investment grade category. The Fund
                              emphasizes investments in municipal securities
                              that produce interest income rather than
                              stability of the Fund's NAV. The dollar weighted
                              average maturity of the Fund's assets normally
                              will be between 10 and 20 years.


                                 Portfolio Managers
----------------------------------------------------
  Achievement Idaho Municipal
   Bond Fund                     Mark L. Anderson
----------------------------------------------------
  Wells Fargo National Tax-Free
   Fund                          Stephen Galiani

WELLS FARGO INCOME FUND

Comparison of: Achievement Intermediate Term Bond Fund  which will reorganize into
                                                        WELLS FARGO INCOME FUND

Objectives:

  Achievement Intermediate . seeks current income consistent with prudent
  Term Bond Fund:            investment risk and liquidity.
-------------------------------------------------------------------------
  Wells Fargo Income Fund: . seeks current income and total return.


Investment Strategies:

  Achievement Intermediate The Achievement Intermediate Term Bond Fund invests
  Term Bond Fund:          primarily in investment grade fixed income
                           securities issued or guaranteed by the U.S.
                           government, its agencies and instrumentalities, and
                           corporate issuers. The Fund also may invest in other
                           fixed income securities, including asset-backed
                           securities, floating or variable rate corporate
                           notes and mortgage-backed securities. The Fund may
                           invest up to 40% of its assets in a combination of
                           U.S. dollar denominated bonds of foreign issuers,
                           mortgage-backed securities, asset-backed securities
                           and floating or variable rate corporate debt
                           instruments. The Fund maintains a dollar-weighted
                           average maturity between three and ten years;
                           however, there is no limit on the maximum maturity
                           for a particular investment. The Fund will not
                           invest more than 20% of its assets in fixed income
                           securities rated in the lowest category of
                           investment grade securities.
-------------------------------------------------------------------------------
  Wells Fargo Income Fund: The Wells Fargo Income Fund invests in a diversified portfolio of debt and variable-rate debt securities
                           issued by domestic and foreign issuers. The Fund
                           invests in a broad spectrum of U.S. issues,
                           including U.S. Government obligations, mortgage--
                           and other asset-backed securities, and the debt
                           securities of financial institutions, corporations,
                           and others. The Fund targets average portfolio
                           duration in a range based around the average
                           portfolio duration of the mutual funds included in
                           the Lipper Corporate A-Rated Debt Average (which is
                           currently about 5 to 6 years). Under normal market
                           conditions, the Fund invests:
                           . up to 70% of its total assets in corporate debt
                             securities such as bonds, debentures and notes,
                             including debt securities that can be converted
                             into or exchanged for common stocks;
                           . at least 30% of its total assets in U.S.
                             Government obligations;
                           . up to 50% of its total assets in mortgage-backed
                             securities and up to 35% in asset-backed
                             securities; and
                           . at least 80% of its total assets in investment-
                             grade debt securities. The fund may invest up to
                             20% of its total assets in below investment-grade
                             debt securities rated, at the time of purchase in
                             the fifth highest long-term rating category
                             assigned by an NRRO.


                                            Portfolio Managers
----------------------------------------------------------------
  Achievement Intermediate Term Bond Fund    Mark L. Anderson
----------------------------------------------------------------
  Wells Fargo Income Fund                 Marjorie H. Grace, CFA
                                                Mark Walter

WELLS FARGO STABLE INCOME FUND

Comparison of: Achievement Short-Term Bond Fund       which will reorganize
                                                      into
                                                      WELLS FARGO STABLE
                                                      INCOME FUND

Objectives:

  Achievement Short-Term   . seeks current income with preservation of
  Bond Fund:                 principal and liquidity.
-----------------------------------------------------------------------------
  Wells Fargo Stable       . seeks stability of principal while providing low
  Income Fund:               volatility total return.


Investment Strategies:

  Achievement Short-  The Achievement Short Term Bond Fund invests primarily
  Term Bond Fund:     in a diversified portfolio of fixed income securities
                      issued or guaranteed by the U.S. government, its
                      agencies and instrumentalities, and corporate issuers.
                      The Fund may invest up to 30% of its assets in a
                      combination of U.S. dollar denominated bonds of foreign
                      issuers, mortgage backed securities, asset-backed
                      securities, and floating or variable rate corporate debt
                      instruments. The Fund maintains a dollar-weighted
                      average maturity of less than two years and individual
                      Fund investments will have a maximum maturity of five
                      years. The Fund invests only in fixed income securities
                      rated at the time of investment in one of the three
                      highest rating categories by a major rating agency, or
                      determined by the advisor to be of equivalent quality.


  Wells Fargo Stable  The Wells Fargo Stable Income Fund invests in a
  Income Fund:        portfolio of fixed and variable rate U.S. dollar
                      denominated fixed-income securities of a broad spectrum
                      of U.S. and foreign issuers, including U.S. Government
                      obligations and the debt securities of financial
                      institutions, corporations and others. Under normal
                      market conditions, the Fund invests:
                      . at least 65% of its total assets in income-producing
                        debt securities;
                      . up to 65% of its total assets in mortgage-backed
                        securities;
                      . up to 25% of its total assets in other types of asset-
                        backed securities;
                      . up to 25% of its total assets in mortgage-backed
                        securities that are not U.S. Government obligations;
                        and
                      . up to 50% of its total assets in U.S. Government
                        obligations.
                      The Fund may not invest more than 30% of its total
                      assets in securities issued or guaranteed by any single
                      agency or instrumentality of the U.S. Government,
                      except the U.S. Treasury, and may not invest more than
                      10% of its total assets in the securities of any other
                      issuer. The Fund only purchases investment grade
                      securities. The Fund invests in debt securities with
                      maturities (or average life in the case of mortgage-
                      backed and similar securities) ranging from overnight to
                      12 years and seeks to maintain a dollar-weighted average
                      maturity of between 2 and 5 years. The Fund is a gateway
                      fund that makes these investments by investing
                      substantially all of its assets in a diversified core
                      portfolio with substantially similar investment
                      objectives and investment strategies. The Fund may
                      invest only in investment grade securities.


                                       Portfolio
                                       Managers
---------------------------------------------------
  Achievement Short-Term Bond Fund Mark L. Anderson
---------------------------------------------------
  Wells Fargo Stable Income Fund      John Huber

                                   EXHIBIT C

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                       FOR EACH OF THE WELLS FARGO FUNDS

INCOME FUND

investment objective
--------------------------------------------------------------------------------
 The Wells Fargo Income Fund (the "Fund") seeks current income and total return.

advisor
 Wells Fargo Bank, N.A.

sub-advisor
 Wells Capital Management Incorporated

fund manager
 Marjorie Grace, CFA (since 1/96); Mark Walter

inception date
 6/9/87

performance highlights
--------------------------------------------------------------------------------
 The Fund's Class A shares returned (0.23)%/1/ for the 12-month period that ended May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index/2/, which returned 2.11% during the period. The Fund's Class A shares distributed $0.60 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.
 The Fund's performance over the period reflected the impact of rising interest rates that depressed bond prices while increasing yields. In fact, the yield on the 10-year U.S. Treasury note, similar in duration to the Fund's average, a good proxy for the Fund, increased nearly 0.65% over the past year. In addition, both corporate bonds and mortgage-backed securities underperformed U.S. Treasuries, causing yields in these sectors to increase much more than yields for U.S. Treasuries. Fund performance was mainly hampered by maintaining a longer maturity than its peers.
 Over the 12-month period, the Fund restructured its bond holdings to offset the impact of changing interest rates on various bond holdings. For example, the Fund reduced its exposure to corporate bonds from an overweight position of 58% to a more neutral position of 45%. The proceeds were invested in U.S. Treasuries. The Fund also remains underweighted in agency notes, another underperforming sector during recent months.
 The Fund currently maintains a "barbell" structure, with most portfolio assets concentrated in short- and long-term maturities. This reallocation of portfolio assets, combined with declining interest rates between intermediate- and long-term U.S. Treasury bonds, contributed to an exceptional first and second quarter, helping the Fund regain its "A" performance rating.

strategic outlook
--------------------------------------------------------------------------------
 The Fund will continue to employ yield curve strategies when appropriate to enhance performance and stress high-quality assets.

--------------------------------------------------------------------------------

/1/Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
 Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value
Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front- end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional Class shares are sold without sales charges.
/2/The Fund changed its benchmark to the Lehman Brothers Aggregate Bond Index because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

--------------------------------------------------------------------------------

 average annual total return/1/ (%) (as of May 31, 2000)
--------------------------------------------------------------------------------

                                                                  Including Sales
                                Excluding Sales Charge                Charge
                          ------------------------------------ ----------------------
                          Year-To-Date* 1-Year  5-Year 10-Year 1-Year  5-Year 10-Year
  Class A                     0.95      (0.23)   4.79   6.74   (4.72)   3.83   6.25
  Class B                     0.52      (1.00)   4.01   5.92   (5.67)   3.70   5.92
  Institutional Class         1.06      (0.10)   4.82   6.74
  Benchmark
   Lehman Brothers
    Aggregate Bond Index      1.87       2.11    5.97   7.77
   Lehman Brothers
    Intermediate
    Government/
    Credit Index/3/           1.43       2.49    5.59   7.23


*Returns for periods less than one year are not annualized.

 characteristics (as of May 31, 2000)
--------------------------------------------------------------------------------

  Portfolio Turnover                                124%
  Number of Holdings                                 99
  Average Credit Quality/5/                          AA
  Weighted Average Coupon                          7.88%
  Estimated Weighted Average Life            10.99 years
  Estimated Duration                          6.01 years
  NAV (A, B, I)                      $8.86, $8.84, $8.85
  Distribution Rate/6/ (A, B, I)     6.40%, 5.95%, 6.95%
  SEC Yield/7/ (A,B, I)              6.30%, 5.85%, 6.85%





 portfolio allocation/8/ (as of May 31, 2000)
--------------------------------------------------------------------------------
                             [GRAPH APPEARS HERE]

 growth of $10,000 investment/4/
--------------------------------------------------------------------------------
                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------

/3/The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one-to 10-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also contains all publicly issued, fixed-rate non convertible investment-grade domestic corporate debt in the one- to 10-year range. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
/4/The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Intermediate Government/Credit Index, the former benchmark for this fund. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional
Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
/5/The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
/6/The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
/7/The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis. /8/Portfolio holdings are subject to change.

STABLE INCOME FUND

investment objective
--------------------------------------------------------------------------------
 The Wells Fargo Stable Income Fund (the "Fund") seeks stability of principal while providing low volatility total return.

advisor
 Wells Fargo Bank, N.A.

sub-advisor
 Wells Capital Management Incorporated

fund manager
 John Huber (since 1998)

inception date
 11/11/94

performance highlights
--------------------------------------------------------------------------------
 The Fund's Class A shares returned 4.28%/1/ for the 12-month period ended May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Merrill Lynch Treasury Bill One-Year Index/2/, which returned 4.76% during the period. The Fund's Class A shares distributed $0.54 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
 The Fund performed well over the period despite an interest rate environment that profoundly affected short-term U.S. Treasury bills. The prospect of the U.S. Treasury Department's discontinuation of one-year U.S. Treasury bills only heightened volatility. Yet the Fund's diversified holdings across several sectors, including mortgage- and asset-backed securities plus corporate and taxable municipal bonds, contributed to the Fund's continued success.
 As spreads widened because of the U.S. Treasury Department's buyback program, the Fund added floating, fixed-rate and municipal securities to the portfolio to capture attractive yields. These short-term securities, which have yielded between 7% to 8%, should continue to aid the Fund's performance going forward. At the same time, the Fund increased its exposure to discounted agency paper, which also should help boost returns over the ensuing year.

strategic outlook
--------------------------------------------------------------------------------
 Going forward, historically wide yield spreads provide a significant advantage for the Fund, and should contribute to the Fund's performance. The Fund will continue to focus on selection of undervalued securities and sectors on a strategically diversified basis while maintaining a controlled duration around its key benchmark, the one-year U.S. Treasury bill. The Fund also expects that long-term interest rates will remain in their recent range until the Federal Reserve Board eases its monetary policy. If this is the case, the environment for fixed-income securities will improve from an interest rate perspective, with spreads narrowing toward their historic norms. This combination of events bodes well for fixed-income investors.

--------------------------------------------------------------------------------

/1/Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
 Performance shown for Class A, Class Band Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996 reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges. Performance shown for Class B shares for periods prior to May 17, 1996 reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 1.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional Class shares are sold without sales charges.

--------------------------------------------------------------------------------

 average annual total return/1/ (%) (as of May 31, 2000)
--------------------------------------------------------------------------------

                                  Excluding Sales Charge         Including Sales Charge
                           ------------------------------------- -----------------------
                                                         Since                   Since
                           Year-To-Date* 1-Year 5-Year Inception 1-Year 5-Year Inception
  Class A                      1.97       4.28   5.45    5.73     2.71   5.13    5.44
  Class B                      1.57       3.40   4.64    4.92     1.91   4.64    4.92
  Institutional Class          2.07       4.32   5.48    5.76
  Benchmark
   Merrill Lynch Treasury
    Bill One-Year Index        2.36       4.76   5.52


*Returns for periods less than one year are not annualized.

 characteristics (as of May 31, 2000)
--------------------------------------------------------------------------------

  Portfolio Turnover                                   40%
  Number of Holdings                                  132
  Average Credit Quality/4/                            AA
  Weighted Average Coupon                             6.85%
  Estimated Weighted Average Maturity            2.39 years
  Estimated Average Duration                      1.00 year
  NAV (A, B, I)                      $10.15, $10.14, $10.15
  Distribution Rate/5/ (A, B, I)        5.35%, 4.69%, 5.67%
  SEC Yield/6/ (A, B, I)                6.28%, 5.62%, 6.63%





 portfolio allocation/7/ (as of May 31, 2000)
--------------------------------------------------------------------------------
                             [GRAPH APPEARS HERE]

 growth of $10,000 investment/3/
--------------------------------------------------------------------------------
                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------

/2/The Merrill Lynch Treasury Bill One-Year Index is an unmanaged measure of the performance of the One-Year Treasury bill. Treasury bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
/3/The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares since inception with the Merrill Lynch Treasury Bill One-Year Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 1.50%. The Fund is a professionally managed mutual fund. You cannot invest directly in an index. /4/The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
/5/The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
/6/The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis. /7/The Fund invests exclusively in Wells Fargo Core Portfolios. This chart represents the portfolio allocations of the portfolios in which it invests. Portfolio holdings are subject to change.

--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND

investment objective
--------------------------------------------------------------------------------
 The National Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

advisor
 Wells Fargo Bank, N.A.

sub-advisor
 Wells Capital Management Incorporated

fund manager
 Stephen Galiani

inception date
 08/01/89

performance highlights
--------------------------------------------------------------------------------
 The Fund's Class A shares returned 0.50%/1/ during the 12-month period ended June 30, 2000, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index/2/ (the Index), which returned 3.25%. The Fund's Class A shares distributed $0.53 per share in dividend income and $0.01 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
 The Fund is normally more aggressive than the Index both in terms of duration and credit exposure. While this strategy has the potential to produce a high rate of tax-free income, it also hurt Fund performance during the first eight months of the reporting period -a period characterized by rising interest rates and widening credit spreads. The Fund, and the entire municipal sector, were also negatively affected by shareholder redemptions, which resulted in the sale of certain investments during periods of market weakness. Losses incurred by the Fund will ultimately be used to reduce or eliminate future capital gains distributions.

strategic outlook
--------------------------------------------------------------------------------
 The Fund expects municipal yields to decline in the coming months, and is well-positioned for the potential to capitalize on this development. And unless the municipal bond market experiences another dramatic sell-off, the Fund is potentially positioned to continue generating attractive dividends.

--------------------------------------------------------------------------------

/1/Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
 Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C sales charges and expenses, For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
/2/The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
/3/The chart compares the performance of the Wells Fargo National Tax-Free
Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

--------------------------------------------------------------------------------

 average annual total return/1/ (%) (as of June 30, 2000)
--------------------------------------------------------------------------------

                                                             Including Sales
                              Excluding Sales Charge             Charge
                          ------------------------------- ----------------------
                          6-Month* 1-Year  5-Year 10-Year 1-Year  5-Year 10-Year
  Class A                   4.31    0.50    5.50   6.01   (4.02)   4.53   5.52
  Class B                   3.92   (0.24)   4.72   5.24   (4.99)   4.38   5.24
  Class C                   4.03   (0.13)   4.74   5.25   (1.09)   4.74   5.25
  Institutional Class       4.52    0.73    5.55   6.04
  Benchmark
   Lehman Brothers
    Municipal Bond Index    4.48    3.25    5.88   7.06


*Returns for periods less than one year are not annualized.

 characteristics (as of May 31, 2000)
--------------------------------------------------------------------------------

  Average Credit Quality/4/                                              AA
  Weighted Average Coupon                                              4.78%
  Estimated Duration                                              9.75 years
  NAV (A, B, C, Inst.)                            $9.72, $9.72, $9.73, $9.73
  Portfolio Turnover                                                     79%
  Number of Holdings                                                    152
  SEC Yield/5/ (A, B, C, Inst.)                   5.47%, 4.98%, 4.98%, 5.92%
  Distribution Rate/6/ (A, B, C, Inst.)           5.23%, 4.73%, 4.73%, 5.67%
  Taxable Equivalent Yield/7/ (A, B, C, Inst.)    9.06%, 8.25%, 8.25%, 9.80%
  Alternative Minimum Tax/7/                                           7.60%





 growth of $10,000 investment/3/
--------------------------------------------------------------------------------
                             [GRAPH APPEARS HERE]

 credit quality (as of June 30, 2000)
--------------------------------------------------------------------------------
                             [GRAPH APPEARS HERE]

 maturity distribution/8/ (as of June 30, 2000)
--------------------------------------------------------------------------------
                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------

/4/The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
/5/The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis. /6/The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
/7/A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.60%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
/8/Portfolio holdings are subject to change.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                              December [__], 2000

                          THE ACHIEVEMENT FUNDS TRUST
                           ONE FREEDOM VALLEY DRIVE
                           OAKS, PENNSYLVANIA  19456

                    February 8, 2001 Special Meeting of the
                  Shareholders of the Achievement Funds Trust

     This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated December [__], 2000, for the Special Meeting of Shareholders of the Achievement Funds Trust to be held on February 8, 2001. The Proxy Statement/Prospectus may be obtained without charge by calling 1-800-522-9612 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

 Incorporation of Documents by Reference in Statement of Additional Information

     This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

     (1) The SAI for the Wells Fargo Growth Fund, dated February 1, 2000, the SAI for the Wells Fargo Asset Allocation Fund, dated February 1, 2000, the SAI for the Wells Fargo National Tax-Free Fund, dated November 1, 2000, and the SAI for the Wells Fargo Income and Wells Fargo Stable Income Funds, dated October 1, 2000.

     (2)  The SAI for the Achievement Funds dated June 1, 2000.

     (3) Report of Independent Auditors and audited annual report financial statements of the Achievement Funds as of January 31, 2000.

     (4) Unaudited semi-annual report financial statements of the Achievement Funds dated as of July 31, 2000.

     (5) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Growth Fund as of [September 30, 2000.]

     (6) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Asset Allocation Fund as of [September 30, 2000.]

     (7) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo National Tax-Free Fund as of June 30, 2000.

     (8) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Income and Wells Fargo Stable Income Funds as of May 31, 2000.

     (9) Unaudited pro forma combined financial information: (a) as of September 30, 2000 for the Wells Fargo Growth Fund/Achievement Equity Fund Reorganization and the Wells Fargo Asset Allocation Fund/Achievement Balanced Fund Reorganization; (b) as of June 30, 2000 for the Wells Fargo National Tax-Free Fund/Achievement Municipal Bond Fund/Achievement Idaho Municipal Bond Fund Reorganization; and (c) as of May 31, 2000 for the Wells Fargo Income Fund/Achievement Intermediate Term Bond Fund Reorganization and the Wells Fargo Stable Income Fund/Achievement Short Term Bond Fund Reorganization. The pro forma financial statements give effect to the Reorganization as if it had occurred for the periods presented.

                               Table of Contents


General Information............................................   B-4
Pro-Forma Financial Statements and Schedules...................   B-5

General Information

          This SAI relates to the reorganization of the six funds of The Achievement Funds Trust listed below, which we refer to as the Achievement Funds, with the five funds of Wells Fargo Funds Trust listed below, which we refer to as the Wells Fargo Funds.

====================================================================================
       Achievement Funds                               Wells Fargo Funds
------------------------------------------------------------------------------------
          Equity Fund                                     Growth Fund
------------------------------------------------------------------------------------
         Balanced Fund                               Asset Allocation Fund
------------------------------------------------------------------------------------
      Municipal Bond Fund                           National Tax-Free Fund
------------------------------------------------------------------------------------
   Idaho Municipal Bond Fund                        National Tax-Free Fund
------------------------------------------------------------------------------------
  Intermediate Term Bond Fund                             Income Fund
------------------------------------------------------------------------------------
      Short Term Bond Fund                            Stable Income Fund
------------------------------------------------------------------------------------

     The reorganization of each Achievement Fund will involve the following three steps:

 .    the transfer of the assets and liabilities of the Achievement Fund to its corresponding Wells Fargo Fund in exchange for shares of the same class of the Wells Fargo Fund having equivalent value to the net assets transferred;

 .    the pro rata distribution of the same class of shares of the Wells Fargo
     Fund to the shareholders of record of the Achievement Fund as of the effective date of the reorganization in full redemption of all shares of the Achievement Fund; and

 .    the liquidation and termination of the Achievement Funds.

     As a result of the reorganization, shareholders of each Achievement Fund will hold shares of the same class of the corresponding Wells Fargo Fund having the same total value as the shares of the Achievement Fund that they held immediately before the reorganization. If a majority of the shares of one of the Achievement Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the Achievement Fund will continue its operations beyond the date of the reorganization and its Trustees will consider what further action is appropriate.

     For further information about the transaction, see the Proxy
Statement/Prospectus.

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2000 (Note 1) (Unaudited)
($000's)

                                                         Wells Fargo       Achievement       Pro Forma       Pro Forma
                                                         Growth Fund       Equity Fund       Adjustments     Combined
                                                         -----------       -----------       -----------     ---------
ASSETS
Investments:
     In securities, at market value (see cost below)     $   434,726       $   323,384                        $ 758,110
     Cash                                                         11                 0                               11
     Collateral for securities loaned                         71,402                 0                           71,402
Receivables:
     Dividends, interest, other receivables                      168               132                              300
     Fund shares sold                                            957                67                            1,024
     Investment securities sold                                  584             3,454                            4,038
Prepaid expenses and other assets                                 60                75                              135
Total Assets                                                 507,908           327,112                          835,020
LIABILITIES
Payables:
     Securities loaned                                        71,402                 0                           71,402
     Investment securities purchased                             912             3,346                            4,258
     Fund shares redeemed                                      1,594               193                            1,787
     Due to distributor                                          212                 0                              212
     Due to advisor and affiliates                               323                 0                              323
     Other                                                       432               315                              747
Total Liabilities                                             74,875             3,854                           78,729
TOTAL NET ASSETS                                         $   433,033       $   323,258                        $ 756,291

Net assets consist of:
     Paid-in capital                                     $   229,372       $   188,448          (115) (2)     $ 417,705
     Undistributed net investment (loss)                      (1,723)             (115)          115  (2)        (1,723)
     Undistributed net realized gain income
         (loss) on investments                               92,349            26,640                           118,989
     Net unrealized appreciation
         (depreciation) of investments                       113,035           108,285                          221,320
TOTAL NET ASSETS                                         $   433,033       $   323,258                        $ 756,291

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                     $   311,038       $    13,218                        $ 324,256
Shares outstanding - Class A                                  13,632               669           (90) (3)        14,211
Net asset value per share - Class A                      $     22.82       $     19.76                        $   22.82
Maximum offering price per share - Class A               $     24.21       $     20.69                        $   24.21
Net assets - Class B                                     $    69,434       $     2,987                        $  72,421
Shares outstanding - Class B                                   4,349               154            33  (3)         4,536
Net asset value and offering price per
     share - Class B                                     $     15.96       $     19.42                        $   15.96
Net assets - Institutional Class                              52,561           307,053                        $ 359,614
Shares outstanding - Institutional Class                       1,961            15,456         (4000) (3)        13,417
Net asset value and offering price per
     share - Institutional Class                         $     26.80       $     19.87                        $   26.80

INVESTMENT AT COST                                       $   321,691       $   215,099                        $ 536,790

--------------------------------------------------------------------------------
(1) The information presented for the Achievement Equity Fund is as of July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's low portfolio turnover rate and stable asset size, Management believes the information presented is representative of the Fund's balance sheet and portfolio holdings as of September 30, 2000.

(2) To reclass to paid-in capital the accumulated net investment loss of the Achievement Equity Fund, because it cannot be carried over to the Wells Fargo Growth Fund.

(3)  Share adjustments based on surviving Fund NAV.

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000 (Note 1)
(Unaudited)
($000's)

                                                           Wells Fargo         Achievement        Pro Forma          Pro Forma
                                                           Growth Fund         Equity Fund       Adjustments         Combined
                                                           -----------         -----------       -----------         --------
INVESTMENT INCOME
   Dividends                                                $   3,608           $   2,379                            $   5,987
   Interest                                                       506                 315                                  821
   Securities lending income                                      114                   0                                  114
Total Investment Income                                         4,228               2,694                                6,922

EXPENSES
   Advisory fees                                                3,372               2,267           136   (2)            5,775
   Administration fees                                            698                 613          (156)  (2)            1,155
   Custody fees                                                    92                  58   *         4   (2)              154
   Shareholder servicing fees                                   1,043                   0            12   (2)            1,055
   Portfolio accounting fees                                       83                   0            40   (2)              123
   Transfer agency fees                                           826                   0           546   (2)            1,372
   Distribution fees                                              537                  62   **      (38)  (2)              561
   Legal and audit fees                                            70                  50           (33)  (2)               87
   Registration fees                                               63                  81           (39)  (2)              105
   Director's fees                                                  5                  19           (19)  (2)                5
   Shareholder reports                                            102                  45             0   (2)              147
   Other                                                           45                  18             0   (2)               63
Total Expenses                                                  6,936               3,213           453                 10,602
Less:
      Waived fees and reimbursed expenses fees                 (1,256)               (393)         (186)  (2)           (1,835)

Net expenses                                                    5,680               2,820           267                  8,767
NET INVESTMENT INCOME (LOSS)                                   (1,452)               (126)         (267)                (1,845)

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
   Net realized gain (loss) on sale of
         investments                                           93,818              33,790                              127,608
   Net change in unrealized appreciation
         or depreciation of invesments                        (28,752)             18,192                              (10,560)
Net Gain (Loss) on Investments                                 65,066              51,982                              117,048
NET INCREASE(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                $  63,614           $  51,856          (267)             $ 115,203

--------------------------------------------------------------------------------
*    Includes transfer agency fees
**   Includes shareholder servicing fees
(1) The information presented for the Achievement Equity Fund is for the year ended July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's stable portfolio and level fee/expense structure, Management believes the information presented is representative of the Fund's statement of operations for the twelve months ended September 30, 2000.

(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of September 30, 2000 (Unaudited)

              Shares                   Security Name                                            Market Value (000's)
-------------------------------------                                                -----------------------------------------------
  WF Growth   Achievement   Pro Forma                                                                   Achievement    Pro Forma
       Fund   Equity Fund   Combined   COMMON STOCK                                    WF Growth Fund   Equity Fund    Combined
                                       AMUSEMENT & RECREATION SERVICES
$    93,500   $         0   $ 93,500   Walt Disney Company                             $      3,576     $         0   $    3,576

                                       APPAREL & ACCESSORY STORES
     58,200             0     58,200   Kohl's Corporation                                     3,357               0        3,357

                                       BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                                       MOBILE HOME DEALERS
     82,500       150,000    232,500   Home Depot Incorporated                                4,378           7,763       12,141
     43,400             0     43,400   Lowe's Companies Incorporated                          1,948               0        1,948
                                                                                     -----------------------------------------------
                                                                                              6,326           7,763       14,089

                                       BUSINESS SERVICES
     82,258       100,000    182,258   America Online Incorporated                            4,421           5,331        9,752
     52,500             0     52,500   Commerce One Incorporated                              4,121               0        4,121
     66,500             0     66,500   Interpublic Group of Companies Incorporated            2,265               0        2,265
    202,669       150,000    352,669   Microsoft Corporation                                 12,211          10,472       22,683
    108,500       176,331    284,831   Oracle Corporation                                     8,544          13,258       21,802
     58,304        80,000    138,304   Sun Microsystems Incorporated                          6,807           8,435       15,242
     15,000             0     15,000   TIBCO Software Incorporated                            1,266               0        1,266
     39,575             0     39,575   VERITAS Software Corporation                           5,620               0        5,620
          0        61,000     61,000   Yahoo                                                      0           7,850        7,850
                                                                                     -----------------------------------------------
                                                                                             45,255          45,346       90,601

                                       CHEMICALS & ALLIED PRODUCTS
     64,127       100,000    164,127   Abbott Laboratories                                    3,050           4,162        7,212
     59,400             0     59,400   Clorox Company                                         2,350               0        2,350
    103,000             0    103,000   Colgate-Palmolive Company                              4,862               0        4,862
     37,711             0     37,711   Eli Lilly & Company                                    3,059               0        3,059
     13,000             0     13,000   Genentech Incorporated                                 2,414               0        2,414
     59,076             0     59,076   Gillette Company                                       1,824               0        1,824
     48,425        45,000     93,425   Johnson & Johnson                                      4,549           4,188        8,737
     72,152        90,000    162,152   Merck & Company Incorporated                           5,371           6,452       11,823
    231,751       180,000    411,751   Pfizer Incorporated                                   10,414           7,763       18,177
     24,500        75,000     99,500   Pharmacia Corporation                                  1,475           4,106        5,581
     50,500             0     50,500   Praxair Incorporated                                   1,887               0        1,887
     38,244             0     38,244   Procter & Gamble Company                               2,562               0        2,562
     52,725       100,000    152,725   Schering-Plough Corporation                            2,452           4,319        6,771
          0        45,000     45,000   Amgen                                                      0           2,922        2,922
          0        60,000     60,000   Guidant                                                    0           3,383        3,383
                                                                                     -----------------------------------------------
                                                                                             46,269          37,295       83,564

                                       COMMUNICATIONS
     88,500             0     88,500   360networks Incorporated                               1,737               0        1,737
     57,200             0     57,200   Clear Channel Communications Incorporated              3,232               0        3,232
     42,500             0     42,500   Nextel Communications Incorporated                     1,987               0        1,987
     75,500             0     75,500   NEXTLINK Communications Incorporated                   2,657               0        2,657
     56,000       190,000    246,000   Qwest Communications International Incorporated+       2,692           8,918       11,610
    141,204       107,000    248,204   SBC Communications Incorporated                        7,060           4,554       11,614
    110,500       187,500    298,000   WorldCom Incorporated                                  3,356           7,324       10,680
          0       150,000    150,000   AT&T                                                       0           4,641        4,641
                                                                                     -----------------------------------------------
                                                                                             22,721          25,437       48,158

                                       DEPOSITORY INSTITUTIONS
     77,751       120,000    197,751   Chase Manhattan Corporation                            3,591           5,962        9,553
    276,132       100,000    376,132   Citigroup Incorporated                                14,928           7,056       21,984
     28,750             0     28,750   Fifth Third Bancorp                                    1,549               0        1,549
     25,000             0     25,000   Golden West Financial Corporation                      1,341               0        1,341
     24,650             0     24,650   State Street Corporation                               3,205               0        3,205
          0       100,000    100,000   Wells Fargo                                                0           4,131        4,131
                                                                                     -----------------------------------------------
                                                                                             24,614          17,149       41,763

                                       EATING & DRINKING PLACES
     66,864             0     66,864   McDonald's Corporation                                 2,018               0        2,018

                                       ELECTRIC, GAS & SANITARY SERVICES
    182,600             0    182,600   AES Corporation                                       12,508               0       12,508
     29,000             0     29,000   Southern Energy Incorporated                             910               0          910
     47,830             0     47,830   Williams Companies Incorporated                        2,021               0        2,021
                                                                                     -----------------------------------------------
                                                                                             15,439               0       15,439

                                       ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                                       COMPONENTS, EXCEPT COMPUTER EQUIPMENT
     40,900             0     40,900   Celestica Incorporated                                 2,832               0        2,832
    390,726       300,000    690,726   General Electric Company                              22,540          15,431       37,971
    250,032       220,000    470,032   Intel Corporation                                     10,408          14,685       25,093
     77,800       100,000    177,800   JDS Uniphase Corporation                               7,367          11,813       19,180
     24,000             0     24,000   Micron Technology Incorporated                         1,104               0        1,104
     34,300             0     34,300   Network Appliance Incorporated                         4,369               0        4,369
    219,372       112,000    331,372   Nortel Networks Corporation                           13,066           8,330       21,396
     15,500             0     15,500   PMC-Sierra Incorporated                                3,336               0        3,336
     32,100             0     32,100   Sanmina Corporation                                    3,005               0        3,005
     64,488             0     64,488   Texas Instruments Incorporated                         3,043               0        3,043
     32,000             0     32,000   TyCom Limited                                          1,228               0        1,228
          0       120,000    120,000   Analog Devices                                             0           8,025        8,025
                                                                                     -----------------------------------------------
                                                                                             72,298          58,284      130,582

                                       ENGINEERING, ACCOUNTING, RESEARCH,
                                       MANAGEMENT & RELATED SERVICES
     53,600             0     53,600   Halliburton Company                                    2,623               0        2,623

                                       FOOD & KINDRED PRODUCTS
     72,800             0     72,800   Anheuser-Busch Companies Incorporated                  3,080               0        3,080
    119,020       130,000    249,020   Coca-Cola Company                                      6,561           7,971       14,532
     77,600       120,000    197,600   PepsiCo Incorporated                                   3,570           5,498        9,068
                                                                                     -----------------------------------------------
                                                                                             13,211          13,469       26,680

                                       GENERAL MERCHANDISE STORES
    249,040       180,000    429,040   Target Corporation                                     6,382           5,220       11,602
    173,104       150,000    323,104   Wal-Mart Stores Incorporated                           8,331           8,241       16,572
          0       150,000    150,000   Gap                                                        0           5,372        5,372
                                                                                     -----------------------------------------------
                                                                                             14,713          18,833       33,546

                                       INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                                       EQUIPMENT
    351,960       200,000    551,960   Cisco Systems Incorporated                            19,446          13,087       32,533
    138,236             0    138,236   EMC Corporation                                       13,703               0       13,703
     43,076        40,000     83,076   Hewlett-Packard Company                                4,178           4,367        8,545
     71,482        30,000    101,482   IBM Corporation                                        8,042           3,373       11,415
     36,000             0     36,000   Palm Incorporated                                      1,906               0        1,906
          0       140,000    140,000   Dell Computer                                              0           6,151        6,151
                                                                                     -----------------------------------------------
                                                                                             47,275          26,978       74,253

                                       INSURANCE AGENTS, BROKERS & SERVICE
     18,800             0     18,800   Marsh & McLennan Companies Incorporated                2,496               0        2,496

                                       INSURANCE CARRIERS
    141,031       120,000    261,031   American International Group Incorporated             13,495          10,523       24,018
     54,000             0     54,000   AXA Financial Incorporated                             2,751               0        2,751
     35,000             0     35,000   St. Paul Companies Incorporated                        1,726               0        1,726
                                                                                     -----------------------------------------------
                                                                                             17,972          10,523       28,495

                                       MEASURING, ANALYZING, & CONTROLLING
                                       INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
                                       GOODS
     44,069             0     44,069   Baxter International Incorporated                      3,517               0        3,517
     37,488             0     37,488   Danaher Corporation                                    1,865               0        1,865
     19,402             0     19,402   Medtronic Incorporated                                 1,005               0        1,005
          0        15,256     15,256   Agilent Technologies                                       0             622          622
                                                                                     -----------------------------------------------
                                                                                              6,387             622        7,009

                                       MISCELLANEOUS MANUFACTURING INDUSTRIES
    118,900       133,000    251,900   Tyco International Limited                             6,168           7,115       13,283

                                       MISCELLANEOUS RETAIL
     61,800             0     61,800   Bed Bath & Beyond Incorporated                         1,507               0        1,507
     36,000             0     36,000   Dollar Tree Stores Incorporated                        1,460               0        1,460
                                                                                     -----------------------------------------------
                                                                                              2,967               0        2,967

                                       MOTION PICTURES
     41,000             0     41,000   Time Warner Incorporated                               3,208               0        3,208

                                       NONDEPOSITORY CREDIT INSTITUTIONS
     94,750             0     94,750   Federal National Mortgage Association                  6,775               0        6,775
    106,140             0    106,140   Household International Incorporated                   6,010               0        6,010
                                                                                     -----------------------------------------------
                                                                                             12,785               0       12,785

                                       OIL & GAS EXTRACTION
     83,000             0     83,000   Diamond Offshore Drilling Incorporated                 3,403               0        3,403
     29,000             0     29,000   Enron Corporation                                      2,541               0        2,541
     35,669             0     35,669   Transocean Sedco Forex Incorporated                    2,091               0        2,091
                                                                                     -----------------------------------------------
                                                                                              8,035               0        8,035

                                       PAPER & ALLIED PRODUCTS
     44,600             0     44,600   International Paper Company                            1,279               0        1,279
     18,800       100,000    118,800   Kimberly-Clark Corporation                             1,049           5,744        6,793
                                                                                     -----------------------------------------------
                                                                                              2,328           5,744        8,072

                                       PETROLEUM REFINING & RELATED INDUSTRIES
     36,773             0     36,773   Chevron Corporation                                    3,135               0        3,135
     34,100             0     34,100   Coastal Corporation                                    2,528               0        2,528
    113,952       100,000    213,952   Exxon Mobil Corporation                               10,156           8,000       18,156
     70,216             0     70,216   Royal Dutch Petroleum Company NY Shares ADR            4,208               0        4,208
          0        85,000     85,000   Texaco                                                     0           4,202        4,202
                                                                                     ----------------------------------------------
                                                                                             20,027          12,202       32,229

                                       PRIMARY METAL INDUSTRIES
    107,764             0    107,764   Alcoa Incorporated                                    2,728               0        2,728

                                       PRINTING, PUBLISHING & ALLIED INDUSTRIES
     35,196             0     35,196   Viacom Incorporated Class B                           2,059               0        2,059
          0       100,000    100,000   McGraw-Hill                                               0           5,944        5,944
                                                                                      ----------------------------------------------
                                                                                             2,059           5,944        8,003

                                       SECURITY & COMMODITY BROKERS, DEALERS,
                                       EXCHANGES & SERVICES
     25,500             0     25,500   Franklin Resources Incorporated                       1,133               0        1,133
     22,000             0     22,000   Goldman Sachs Group Incorporated                      2,507               0        2,507
     45,600             0     45,600   Merrill Lynch & Company Incorporated                  3,010               0        3,010
     52,116       100,000    152,116   Morgan Stanley Dean Witter & Company                  4,765           9,125       13,890
          0       105,000    105,000   American Express                                          0           5,952        5,952
          0       170,000    170,000   Capital One Financial                                     0           9,966        9,966
          0        21,630     21,630   Fannie Mae                                                0           1,079        1,079
                                                                                      ----------------------------------------------
                                                                                            11,415          26,122       37,537

                                       STONE, CLAY, GLASS & CONCRETE PRODUCTS
     27,500             0     27,500   Corning Incorporated                                  8,167               0        8,167

                                       TRANSPORTATION EQUIPMENT
     41,600             0     41,600   United Technologies Corporation                       2,881               0        2,881

                                       TOTAL COMMON STOCK                                  429,318         318,826      748,144


         PRINCIPAL (000's)
----------------------------------
                                       SHORT-TERM INSTRUMENTS
                                       Goldman Sachs Repurchase Agreement - 102%
      5,408             0      5,408   Collateralized by U.S. Government Securities          5,408               0        5,408
          0         4,470      4,470   SEI Daily Income Trust Money Market Portfolio             0           4,470        4,470
          0            88         88   SEI Daily Income Trust Prime Obligation
                                         Portfolio                                               0              88           88
                                                                                      ----------------------------------------------
                                                                                             5,408           4,558        9,966

                                       TOTAL INVESTMENTS, AT MARKET VALUE              $   434,726      $  323,384   $  758,110

                                       TOTAL INVESTMENTS, AT COST                      $   321,691      $  215,099   $  536,790

WELLS FARGO FUNDS - ASSET ALLOCATION FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2000 (Note 1) (Unaudited)
($000's)


                                                        Wells Fargo Asset     Achievement        Pro Forma      Pro Forma
                                                         Allocation Fund     Balanced Fund      Adjustments      Combined
                                                        -----------------    -------------      -----------    ------------
ASSETS
Investments:
    In securities, at market value (see cost below)      $   1,889,506        $   213,168                       $  2,102,674
    Cash                                                             5                  0                                  5
Receivables:
    Dividends, interest, other receivables                       9,920              1,284                             11,204
    Fund shares sold                                             3,522                  0                              3,522
    Investment securities sold                                      14              2,090                              2,104
Prepaid expenses and other assets                                   27                 16                                 43
Total Assets                                                 1,902,994            216,558                          2,119,552
LIABILITIES
Payables:
    Investment securities purchased                                  0              1,360                              1,360
    Fund shares redeemed                                         2,059                150                              2,209
    Due to distributor                                           1,325                  0                              1,325
    Due to advisor and affiliates                                1,360                  0                              1,360
    Other                                                          634                255                                889
Total Liabilities                                                5,378              1,765                              7,143
TOTAL NET ASSETS                                         $   1,897,616        $   214,793                       $  2,112,409

Net assets consist of:
    Paid-in capital                                          1,497,207        $   151,585                       $  1,648,792
    Undistributed net investment income (loss)                     619                 39                                658
    Undistributed net realized gain (loss)
      on investments                                           123,223             12,995                            136,218
    Net unrealized appreciation (depreciation)
      of investments                                           276,567             50,174                            326,741
TOTAL NET ASSETS                                         $   1,897,616        $   214,793                       $  2,112,409

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                     $   1,266,357        $     3,542                       $  1,269,899
Shares outstanding - Class A                                    51,975                242         (97) (2)            52,120
Net asset value per share - Class A                      $       24.36        $     14.63                       $      24.36
Maximum offering price per share - Class A               $       25.85        $     15.32                       $      25.85
Net assets - Class B                                     $     577,526        $     2,009                       $    579,535
Shares outstanding - Class B                                    39,088                138          (2) (2)            39,224
Net asset value and offering price per
   share - Class B                                       $       14.78        $     14.60                       $      14.78
Net assets - Class C                                     $      32,911                                          $     32,911
Shares outstanding - Class C                                     2,221                                                 2,221
Net asset value and offering price per
   share - Class C                                       $       14.82                                          $      14.82
Net assets - Institutional Class                         $      20,822        $   209,242                       $    230,064
Shares outstanding - Institutional Class                           854             14,278      (5,693) (2)             9,439
Net asset value and offering price per
   share - Institutional Class                           $       24.37        $     14.66                       $      24.37

INVESTMENT AT COST                                       $   1,612,895        $   162,994                       $  1,775,889
------------------------------------------------------------------------------------------------------------------------------------

(1) The information presented for the Achievement Balanced Fund is as of July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's low portfolio turnover rate and stable asset size, Management believes the information presented is representative of the Fund's balance sheet and portfolio holdings as of September 30, 2000.

(2) Share adjustments based on surviving Fund NAV.

WELLS FARGO FUNDS - ASSET ALLOCATION FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000 (Note 1) (Unaudited)
($000's)


                                                        Wells Fargo Asset     Achievement        Pro Forma      Pro Forma
                                                         Allocation Fund     Balanced Fund      Adjustments      Combined
                                                        -----------------    -------------      -----------    ------------
INVESTMENT INCOME
  Dividends                                              $  13,563           $   1,251                          $ 14,814
  Interest                                                  47,883               4,630                            52,513
Total Investment Income                                     61,446               5,881                            67,327

EXPENSES
  Advisory fees                                             14,567               1,627                969 (2)     17,163
  Administration fees                                        2,895                 440               (117)(2)      3,218
  Custody fees                                                   0                  55 *              (55)(2)          0
  Shareholder servicing fees                                 2,289                   0                  0 (2)      2,289
  Portfolio accounting fees                                    191                   0                  0 (2)        191
  Transfer agency fees                                       2,336                   0                266 (2)      2,602
  Distribution fees                                          4,307                  30 **              (3)(2)      4,334
  Legal and audit fees                                         123                  54                (23)(2)        154
  Registration fees                                             92                  74                (64)(2)        102
  Directors' fees                                                5                  15                (15)(2)          5
  Shareholder reports                                          235                  38                (11)(2)        262
  Other                                                        268                  16                  0 (2)        284
Total Expenses                                              27,308               2,349                947         30,604
Less:
     Waived fees and reimbursed expenses fees               (3,915)               (341)              (752)(2)     (5,008)
Net expenses                                                23,393               2,008                195         25,596
NET INVESTMENT INCOME (LOSS)                                38,053               3,873               (195)        41,731

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain (loss) on sale of investments          127,664              18,887                           146,551
  Net change in unrealized appreciation or
     depreciation of investments                            45,590               2,964                            48,554
Net Gain (Loss) on Investments                             173,254              21,851                           195,105
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                             $   211,307           $  25,724               (195)      $236,836
---------------------------------------------------------------------------------------------------------------------------------

*  Includes transfer agency fees
** Includes shareholder servicing fees
(1) The information presented for the Achievement Balanced Fund is for the year ended July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's stable portfolio and level fee/expense structure, Management believes the information presented is representative of the Fund's statement of operations for the twelve months ended September 30, 2000.
(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

WELLS FARGO FUNDS - ASSET ALLOCATION FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of September 30, 2000 (Unaudited)

                 Shares                                                                              Market Value ($000's)
-------------------------------------------------                                     ----------------------------------------------
WF Asset Allocation    Achievement  Pro Forma                                         WF Asset Allocation    Achievement   Pro Forma
               Fund  Balanced Fund   Combined  Security Name                                         Fund  Balanced Fund    Combined
                                               COMMON STOCK
                                               AGRICULTURAL PRODUCTION-CROPS
$            31,267  $           0  $  31,267  Nabisco Group Holdings Corporation         $           891  $           0  $      891

                                               AMUSEMENT & RECREATION SERVICES
             11,728              0     11,728  Harrah's Entertainment Incorporated                    323              0         323
            199,215         49,000    248,215  Walt Disney Company                                  7,620          1,896       9,516
                                                                                      ----------------------------------------------
                                                                                                    7,943          1,896       9,839
                                               APPAREL & ACCESSORY STORES
             81,556         40,000    121,556  Gap Incorporated                                     1,641          1,433       3,074
             31,256              0     31,256  Kohl's Corporation                                   1,803              0       1,803
             41,224              0     41,224  Limited Incorporated                                   910              0         910
             12,910              0     12,910  Nordstrom Incorporated                                 201              0         201
                                                                                      ----------------------------------------------
                                                                                                    4,555          1,433       5,988

                                               APPAREL & OTHER FINISHED PRODUCTS
                                               MADE FROM FABRICS & SIMILAR MATERIALS
              5,262              0      5,262  Liz Claiborne Incorporated                             202              0         202
             10,931              0     10,931  V F Corporation                                        270              0         270
                                                                                      ----------------------------------------------
                                                                                                      472              0         472

                                               AUTOMOTIVE DEALERS & GASOLINE SERVICE
                                               STATIONS
             12,846              0     12,846  Autozone Incorporated                                  291              0         291

                                               AUTOMOTIVE REPAIR, SERVICES & PARKING
              5,751              0      5,751  Ryder System Incorporated                              106              0         106

                                               BUILDING CONSTRUCTION-GENERAL
                                               CONTRACTORS & OPERATIVE BUILDERS
              5,729              0      5,729  Centex Corporation                                     184              0         184
              4,656              0      4,656  Kaufman & Broad Home Corporation                       125              0         125
              3,970              0      3,970  Pulte Corporation                                      131              0         131
                                                                                      ----------------------------------------------
                                                                                                      440              0         440

                                               BUILDING MATERIALS, HARDWARE,
                                               GARDEN SUPPLY & MOBILE HOME DEALERS
            221,804         70,500    292,304  Home Depot Incorporated                             11,769          3,648      15,417
             36,667              0     36,667  Lowe's Companies Incorporated                        1,645              0       1,645
             15,720              0     15,720  Sherwin-Williams Company                               336              0         336
                                                                                      ----------------------------------------------
                                                                                                   13,750          3,648      17,398

                                               BUSINESS SERVICES
             11,461              0     11,461  Adobe Systems Incorporated                           1,779              0       1,779
            220,228         50,000    270,228  America Online Incorporated                         11,837          2,666      14,503
              5,630              0      5,630  Autodesk Incorporated                                  143              0         143
             60,129              0     60,129  Automatic Data Processing
                                                Incorporated                                        4,021              0       4,021
             23,432              0     23,432  BMC Software Incorporated                              448              0         448
             17,526              0     17,526  Cabletron Systems Incorporated                         515              0         515
             69,121              0     69,121  Cendant Corporation                                    752              0         752
             13,934              0     13,934  Ceridian Corporation                                   391              0         391
             17,756              0     17,756  Citrix Systems Incorporated                            356              0         356
             56,423              0     56,423  Computer Associates International
                                                Incorporated                                        1,421              0       1,421
             16,093              0     16,093  Computer Sciences Corporation                        1,195              0       1,195
             34,549              0     34,549  Compuware Corporation                                  289              0         289
             14,750              0     14,750  Convergys Corporation                                  573              0         573
              6,983              0      6,983  Deluxe Corporation                                     142              0         142
             12,446              0     12,446  Ecolab Incorporated                                    449              0         449
             44,636              0     44,636  Electronic Data Systems Corporation                  1,852              0       1,852
             13,532              0     13,532  Equifax Incorporated                                   365              0         365
             39,549              0     39,549  First Data Corporation                               1,545              0       1,545
             28,534              0     28,534  IMS Health Incorporated                                592              0         592
             28,894              0     28,894  Interpublic Group of Companies
                                                Incorporated                                          984              0         984
             27,067              0     27,067  McKesson HBOC Incorporated                             827              0         827
              7,600              0      7,600  Mercury Interactive Corporation                      1,191              0       1,191
            503,931         69,800    573,731  Microsoft Corporation                               30,362          4,873      35,235
              9,095              0      9,095  NCR Corporation                                        344              0         344
             31,649              0     31,649  Novell Incorporated                                    315              0         315
             17,082              0     17,082  Omnicom Group Incorporated                           1,246              0       1,246
            269,763         83,200    352,963  Oracle Corporation                                  21,244          6,256      27,500
             26,513              0     26,513  Parametric Technology Company                          290              0         290
             26,460              0     26,460  PeopleSoft Incorporated                                739              0         739
             11,300              0     11,300  Sapient Corporation                                    460              0         460
             38,700              0     38,700  Siebel Systems Incorporated                          4,308              0       4,308
            152,109         36,000    188,109  Sun Microsystems Incorporated                       17,759          3,796      21,555
             29,870              0     29,870  Unisys Corporation                                     336              0         336
             37,507              0     37,507  VERITAS Software Corporation                         5,326              0       5,326
             52,120         30,200     82,320  Yahoo! Incorporated                                  4,743          3,886       8,629
              6,880              0      6,880  Young & Rubicam Incorporated                           341              0         341
                                                                                      ----------------------------------------------
                                                                                                  119,480         21,477     140,957

                                               CHEMICALS & ALLIED PRODUCTS

            148,511         35,000    183,511  Abbott Laboratories                                  7,063          1,457       8,520
             21,948              0     21,948  Air Products and Chemicals
                                                Incorporated                                          790              0         790
              5,379              0      5,379  Alberto Culver Company                                 155              0         155
             11,036              0     11,036  ALZA Corporation                                       955              0         955
            125,083              0    125,083  American Home Products Corporation                   7,075              0       7,075

             98,479         23,000    121,479  Amgen Incorporated                                   6,877          1,494       8,371
             22,771              0     22,771  Avon Products Incorporated                             931              0         931
             14,259              0     14,259  Biogen Incorporated                                    870              0         870
            188,721              0    188,721  Bristol-Myers Squibb Company                        10,781              0      10,781
             22,476              0     22,476  Clorox Company                                         889              0         889
             55,268              0     55,268  Colgate-Palmolive Company                            2,609              0       2,609
             64,868              0     64,868  Dow Chemical Company                                 1,618              0       1,618
            100,366              0    100,366  E I du Pont de Nemours & Company                     4,159              0       4,159
              7,340              0      7,340  Eastman Chemical Company                               271              0         271
            108,288              0    108,288  Eli Lilly & Company                                  8,785              0       8,785
              2,914              0      2,914  FMC Corporation                                        195              0         195
            100,123              0    100,123  Gillette Company                                     3,091              0       3,091
              5,252              0      5,252  Great Lakes Chemical Corporation                       154              0         154
              9,841              0      9,841  International Flavors & Fragrances                     179              0         179
                                                Incorporated
            133,374         15,000    148,374  Johnson & Johnson                                   12,529          1,396      13,925
             20,000              0     20,000  MedImmune Incorporated                               1,545              0       1,545
            220,414         58,000    278,414  Merck & Company Incorporated                        16,407          4,158      20,565
            603,506         39,000    642,506  Pfizer Incorporated                                 27,120          1,682      28,802
            122,024         30,000    152,024  Pharmacia Corporation                                7,344          1,643       8,987
             16,659              0     16,659  PPG Industries Incorporated                            661              0         661
             15,132              0     15,132  Praxair Incorporated                                   565              0         565
            125,358              0    125,358  Procter & Gamble Company                             8,399              0       8,399
             20,853              0     20,853  Rohm & Haas Company                                    606              0         606
            140,389         50,000    190,389  Schering-Plough Corporation                          6,528          2,159       8,687
              8,145              0      8,145  Sigma Aldrich                                          269              0         269
             12,928              0     12,928  Union Carbide Corporation                              488              0         488
              6,543              0      6,543  W R Grace & Company                                     45              0          45
              9,753              0      9,753  Watson Pharmaceuticals Incorporated                    633              0         633
                                                                                      ----------------------------------------------
                                                                                                  140,586         13,989     154,575

                                               COMMUNICATIONS

             64,740              0     64,740  ADC Telecommunications Incorporated                  1,741              0       1,741
             30,196              0     30,196  Alltel Corporation                                   1,576              0       1,576
            359,748         82,500    442,248  AT&T Corporation                                    10,568          2,552      13,120
            180,235              0    180,235  BellSouth Corporation                                7,254              0       7,254
             13,475              0     13,475  CenturyTel Incorporated                                367              0         367
             56,027              0     56,027  Clear Channel Communications
                                                Incorporated                                        3,165              0       3,165
             86,081              0     86,081  Comcast Corporation Class A                          3,524              0       3,524
             84,572              0     84,572  Global Crossing Limited                              2,622              0       2,622
             72,710              0     72,710  Nextel Communications Incorporated                   3,399              0       3,399
            156,560         60,000    216,560  Qwest Communications International
                                                Incorporated                                        7,525          2,816      10,341
            325,011         55,000    380,011  SBC Communications Incorporated                     16,251          2,341      18,592
             84,064              0     84,064  Sprint Corporation (FON Group)                       2,464              0       2,464
             87,783              0     87,783  Sprint Corporation (PCS Group)                       3,078              0       3,078
            260,847              0    260,847  Verizon Communications                              12,635              0      12,635
            274,550         93,000    367,550  WorldCom Incorporated                                8,339          3,633      11,972
                                                                                      ----------------------------------------------
                                                                                                   84,508         11,342      95,850

                                               DEPOSITORY INSTITUTIONS
             37,687              0     37,687  AmSouth Bancorp                                        471              0         471
            157,746              0    157,746  Bank of America Corporation                          8,262              0       8,262
             70,704              0     70,704  Bank of New York Company Incorporated                3,964              0       3,964
            109,986              0    109,986  Bank One Corporation                                 4,248              0       4,248
             37,561              0     37,561  BB&T Corporation                                     1,131              0       1,131
             21,053              0     21,053  Charter One Financial Incorporated                     513              0         513
            124,908         48,000    172,908  Chase Manhattan Corporation                          5,769          2,385       8,154
            431,025         53,000    484,025  Citigroup Incorporated                              23,302          3,740      27,042
             15,007              0     15,007  Comerica Incorporated                                  877              0         877
             44,531              0     44,531  Fifth Third Bancorp                                  2,399              0       2,399
             94,013              0     94,013  First Union Corporation                              3,026              0       3,026
             92,990              0     92,990  Firstar Corporation                                  2,081              0       2,081
             86,357              0     86,357  FleetBoston Financial Corporation                    3,368              0       3,368
             15,166              0     15,166  Golden West Financial Corporation                      813              0         813
             23,432              0     23,432  Huntington Bancshares Incorporated                     344              0         344
             15,386              0     15,386  J P Morgan & Company Incorporated                    2,514              0       2,514
             41,663              0     41,663  KeyCorp                                              1,055              0       1,055
             47,076              0     47,076  Mellon Financial Corporation                         2,183              0       2,183
             58,119              0     58,119  National City Corporation                            1,286              0       1,286
             21,319              0     21,319  Northern Trust Corporation                           1,895              0       1,895
             13,178              0     13,178  Old Kent Financial Corporation                         381              0         381
             27,880              0     27,880  PNC Financial Services Group                         1,812              0       1,812
             21,135              0     21,135  Regions Financial Corporation                          480              0         480
             16,133              0     16,133  SouthTrust Corporation                                 507              0         507
             15,448              0     15,448  State Street Corporation                             2,008              0       2,008
             16,899              0     16,899  Summit Bancorp                                         583              0         583
             29,048              0     29,048  Suntrust Banks Incorporated                          1,447              0       1,447
             27,105              0     27,105  Synovus Financial Corporation                          574              0         574
             72,080              0     72,080  US Bancorp                                           1,640              0       1,640
             12,999              0     12,999  Union Planters Corporation                             430              0         430
             19,371              0     19,371  Wachovia Corporation                                 1,098              0       1,098
             52,459              0     52,459  Washington Mutual Incorporated                       2,089              0       2,089
            154,967         50,900    205,867  Wells Fargo & Company                                7,119          2,103       9,222
                                                                                      ----------------------------------------------
                                                                                                   89,669          8,228      97,897

                                               EATING & DRINKING PLACES
             11,852              0     11,852  Darden Restaurants Incorporated                        247              0         247
            127,721              0    127,721  McDonald's Corporation                               3,855              0       3,855
             17,650              0     17,650  Starbucks Corporation                                  707              0         707
             14,161              0     14,161  Tricon Global Restaurants
                                                Incorporated                                          434              0         434
             10,919              0     10,919  Wendy's International Incorporated                     219              0         219
                                                                                      ----------------------------------------------
                                                                                                    5,462              0       5,462

                                               ELECTRIC, GAS & SANITARY SERVICES
             43,836              0     43,836  AES Corporation                                      3,003              0       3,003
             18,081              0     18,081  Allied Waste Industries Incorporated                   166              0         166
             13,158              0     13,158  Ameren Corporation                                     551              0         551
             30,826              0     30,826  American Electric Power Company                      1,206              0       1,206
                                                Incorporated
             15,282              0     15,282  Cinergy Corporation                                    505              0         505
             10,534              0     10,534  CMS Energy Corporation                                 284              0         284
              7,716              0      7,716  Columbia Energy Group                                  548              0         548
             20,373              0     20,373  Consolidated Edison Incorporated                       695              0         695
             14,386              0     14,386  Constellation Energy Group                             716              0         716
             15,313              0     15,313  CP&L Energy Incorporated                               638              0         638
             22,789              0     22,789  Dominion Resource Incorporated                       1,323              0       1,323
             13,694              0     13,694  DTE Energy Company                                     524              0         524
             35,217              0     35,217  Duke Energy Corporation                              3,020              0       3,020
              2,607              0      2,607  Eastern Enterprises                                    166              0         166
             31,821              0     31,821  Edison International                                   615              0         615
             22,169              0     22,169  El Paso Energy Corporation                           1,366              0       1,366
             22,034              0     22,034  Entergy Corporation                                    821              0         821
             22,122              0     22,122  FirstEnergy Corporation                                596              0         596
              9,457              0      9,457  Florida Progress Corporation                           501              0         501
             17,122              0     17,122  FPL Group Incorporated                               1,126              0       1,126
             11,634              0     11,634  GPU Incorporated                                       377              0         377
             12,800              0     12,800  KeySpan Corporation                                    514              0         514
             16,577              0     16,577  Niagara Mohawk Holdings Incorporated                   261              0         261
              4,481              0      4,481  NICOR Incorporated                                     162              0         162
              2,829              0      2,829  Oneok Incorporated                                     112              0         112
             16,300              0     16,300  PECO Energy Company                                    987              0         987
              3,431              0      3,431  People's Energy Corporation                            115              0         115
             36,935              0     36,935  PG&E Corporation                                       893              0         893
              8,100              0      8,100  Pinnacle West Capital Corporation                      412              0         412
             13,857              0     13,857  PPL Corporation                                        579              0         579
             20,714              0     20,714  Public Service Enterprise Group                        926              0         926
                                                Incorporated
             28,386              0     28,386  Reliant Energy Incorporated                          1,320              0       1,320
             19,571              0     19,571  Sempra Energy                                          407              0         407
             62,238              0     62,238  Southern Company                                     2,019              0       2,019
             25,304              0     25,304  Texas Utilities Company                              1,003              0       1,003
             17,000              0     17,000  Unicom Corporation                                     955              0         955
             59,536              0     59,536  Waste Management Incorporated                        1,038              0       1,038
             42,401              0     42,401  Williams Companies Incorporated                      1,791              0       1,791
             32,341              0     32,341  XCEL Energy Incorporated                               889              0         889
                                                                                      ----------------------------------------------
                                                                                                   33,130              0      33,130

                                               ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                                               & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
              9,933              0      9,933  Adaptec Incorporated                                   199              0         199
             29,348              0     29,348  Advanced Micro Devices Incorporated                    693              0         693
             38,200              0     38,200  Altera Corporation                                   1,824              0       1,824
             18,550              0     18,550  American Power Conversion Corporation                  356              0         356
             33,897         43,800     77,697  Analog Devices Incorporated                          2,799          2,929       5,728
              7,701              0      7,701  Andrew Corporation                                     202              0         202
             20,800              0     20,800  Broadcom Corporation                                 5,070              0       5,070
             20,809              0     20,809  Conexant Systems Incorporated                          871              0         871
              8,894              0      8,894  Cooper Industries Incorporated                         314              0         314
              6,931              0      6,931  Eaton Corporation                                      427              0         427
             40,961              0     40,961  Emerson Electric Company                             2,744              0       2,744
            948,198        160,000  1,108,198  General Electric Company                            54,699          8,230      62,929
            642,204         92,800    735,004  Intel Corporation                                   26,732          6,194      32,926
             89,300         50,000    139,300  JDS Uniphase Corporation                             8,456          5,906      14,362
             29,867              0     29,867  Linear Technology Corporation                        1,934              0       1,934
             29,484              0     29,484  LSI Logic Corporation                                  862              0         862
            316,375              0    316,375  Lucent Technologies Incorporated                     9,669              0       9,669
             27,150              0     27,150  Maxim Integrated Products                            2,184              0       2,184
                                                Incorporated
              7,472              0      7,472  Maytag Corporation                                     232              0         232
             53,228              0     53,228  Micron Technology Incorporated                       2,448              0       2,448
             18,762              0     18,762  Molex Incorporated                                   1,021              0       1,021
            206,394              0    206,394  Motorola Incorporated                                5,831              0       5,831
             16,976              0     16,976  National Semiconductor Corporation                     683              0         683
              3,956              0      3,956  National Service Industries                             77              0          77
             29,171              0     29,171  Network Appliance Incorporated                       3,716              0       3,716
            284,132         50,000    334,132  Nortel Networks Corporation                         16,924          3,719      20,643
             12,550              0     12,550  Novellus Systems Incorporated                          584              0         584
             71,038              0     71,038  Qualcomm Incorporated                                5,061              0       5,061
             32,545              0     32,545  Raytheon Company Class B                               925              0         925
             14,250              0     14,250  Sanmina Corporation                                  1,334              0       1,334
             15,308              0     15,308  Scientific-Atlanta Incorporated                        974              0         974
             39,219              0     39,219  Tellabs Incorporated                                 1,873              0       1,873
            165,316              0    165,316  Texas Instruments Incorporated                       7,801              0       7,801
              5,525              0      5,525  Thomas & Betts Corporation                              96              0          96
              6,987              0      6,987  Whirlpool Corporation                                  272              0         272
             30,784              0     30,784  Xilink Incorporated                                  2,636              0       2,636
                                                                                      ----------------------------------------------
                                                                                                  172,523         26,978     199,501

                                               ENGINEERING, ACCOUNTING, RESEARCH,
                                               MANAGEMENT & RELATED SERVICES
             15,545              0     15,545  Dun & Bradstreet Corporation                           535              0         535
              7,367              0      7,367  Fluor Corporation                                      221              0         221
             42,548              0     42,548  Halliburton Company                                  2,082              0       2,082
             35,605              0     35,605  Paychex Incorporated                                 1,869              0       1,869
              4,703              0      4,703  PerkinElmer Incorporated                               491              0         491
             11,026              0     11,026  Quintiles Transnational Corporation                    176              0         176
                                                                                      ----------------------------------------------
                                                                                                    5,374              0       5,374

                                               FABRICATED METAL PRODUCTS, EXCEPT
                                               MACHINERY & TRANSPORTATION EQUIPMENT
              2,893              0      2,893  Ball Corporation                                        92              0          92
              5,768              0      5,768  Crane Company                                          132              0         132
             12,270              0     12,270  Crown Cork & Seal Company Incorporated                 131              0         131
             15,196              0     15,196  Fortune Brands Incorporated                            403              0         403
             28,960              0     28,960  Illinois Tool Works Incorporated                     1,618              0       1,618
             41,047              0     41,047  Lockheed Martin Corporation                          1,353              0       1,353
             42,979              0     42,979  Masco Corporation                                      800              0         800
              5,588              0      5,588  Snap-On Incorporated                                   132              0         132
              8,451              0      8,451  Stanley Works                                          195              0         195
                                                                                      ----------------------------------------------
                                                                                                    4,856              0       4,856

                                               FOOD & KINDRED PRODUCTS
              3,553              0      3,553  Adolph Coors Company                                   225              0         225
             86,728              0     86,728  Anheuser-Busch Companies Incorporated                3,670              0       3,670
             60,625              0     60,625  Archer Daniels Midland Company                         523              0         523
             26,358              0     26,358  Bestfoods Incorporated                               1,918              0       1,918
              6,601              0      6,601  Brown-Forman Corporation                               361              0         361
             40,472              0     40,472  Campbell Soup Company                                1,047              0       1,047
            237,341         45,000    282,341  Coca-Cola Company                                   13,083          2,759      15,842
             40,345              0     40,345  Coca-Cola Enterprises Incorporated                     643              0         643
             51,114              0     51,114  ConAgra Foods Incorporated                           1,025              0       1,025
             27,967              0     27,967  General Mills Incorporated                             993              0         993
             33,741              0     33,741  H J Heinz Company                                    1,251              0       1,251
             10,272              0     10,272  Hercules Incorporated                                  145              0         145
             13,162              0     13,162  Hershey Foods Corporation                              712              0         712
             38,929              0     38,929  Kellogg Company                                        942              0         942
            138,123         67,000    205,123  PepsiCo Incorporated                                 6,354          3,069       9,423
             12,554              0     12,554  Quaker Oats Company                                    993              0         993
             29,466              0     29,466  Ralston Purina Group                                   698              0         698
             83,402              0     83,402  Sara Lee Corporation                                 1,694              0       1,694
             41,815              0     41,815  Seagram Company Limited                              2,402              0       2,402
             54,757              0     54,757  Unilever NV ADR                                      2,642              0       2,642
             10,948              0     10,948  Wm Wrigley Jr Company                                  820              0         820
                                                                                      ----------------------------------------------
                                                                                                   42,141          5,828      47,969

                                               FOOD STORES
             40,653              0     40,653  Albertson's Incorporated                               854              0         854
             80,016              0     80,016  Kroger Company                                       1,805              0       1,805
             13,886              0     13,886  Winn-Dixie Stores Incorporated                         200              0         200
                                                                                      ----------------------------------------------
                                                                                                    2,859              0       2,859

                                               FURNITURE & FIXTURES
             18,812              0     18,812  Leggett & Platt                                        297              0         297

                                               GENERAL MERCHANDISE STORES
             10,619              0     10,619  Consolidated Stores Corporation                        143              0         143
              9,027              0      9,027  Dillards Incorporated                                   96              0          96
             31,540              0     31,540  Dollar General Corporation                             528              0         528
             20,506              0     20,506  Federated Department Stores                            536              0         536
                                                Incorporated
             25,017              0     25,017  J C Penney Company Incorporated                        296              0         296
             46,095              0     46,095  KMart Corporation                                      277              0         277
             31,926              0     31,926  May Department Stores Company                          654              0         654
             33,783              0     33,783  Sears Roebuck & Company                              1,095              0       1,095
             87,398        104,000    191,398  Target Corporation                                   2,240          3,016       5,256
             28,717              0     28,717  TJX Companies Incorporated                             646              0         646
            427,343         76,000    503,343  Wal-Mart Stores Incorporated                        20,566          4,175      24,741
                                                                                      ----------------------------------------------
                                                                                                   27,077          7,191      34,268

                                               HEALTH SERVICES
             53,421              0     53,421  HCA - The Healthcare Company                         1,983              0       1,983
             36,884              0     36,884  HEALTHSOUTH Corporation                                300              0         300
              9,802              0      9,802  Manor Care Incorporated                                154              0         154
             30,018              0     30,018  Tenet Healthcare Corporation                         1,092              0       1,092
                                                                                      ----------------------------------------------
                                                                                                    3,529              0       3,529

                                               HEAVY CONSTRUCTION OTHER THAN
                                               BUILDING CONSTRUCTION-CONTRACTORS
              5,819              0      5,819  McDermott International Incorporated                    64              0          64

                                               HOME FURNITURE, FURNISHINGS &
                                               EQUIPMENT STORES
             19,645              0     19,645  Best Buy Company Incorporated                        1,250              0       1,250
             19,451              0     19,451  Circuit City Stores                                    447              0         447
             17,933              0     17,933  RadioShack Corporation                               1,159              0       1,159
                                                                                      ----------------------------------------------
                                                                                                    2,856              0       2,856

                                               HOTELS, ROOMING HOUSES, CAMPS &
                                               OTHER LODGING PLACES
             35,333              0     35,333  Hilton Hotels Corporation                              409              0         409
             22,963              0     22,963  Marriott International Class A                         837              0         837
                                                                                      ----------------------------------------------
                                                                                                    1,246              0       1,246

                                               INDUSTRIAL & COMMERCIAL MACHINERY
                                               & COMPUTER EQUIPMENT
             31,162              0     31,162  Apple Computer Incorporated                            802              0         802
             77,466              0     77,466  Applied Materials Incorporated                       4,595              0       4,595
             31,646              0     31,646  Baker Hughes Incorporated                            1,175              0       1,175
              8,146              0      8,146  Black & Decker Corporation                             278              0         278
              2,156              0      2,156  Briggs & Stratton Corporation                           82              0          82
             33,423              0     33,423  Caterpillar Incorporated                             1,128              0       1,128
            676,996         97,800    774,796  Cisco Systems Incorporated                          37,404          6,400      43,804
            162,784              0    162,784  Compaq Computer Corporation                          4,490              0       4,490
             14,686              0     14,686  Comverse Technology Incorporated                     1,586              0       1,586
              4,012              0      4,012  Cummins Engine Company Incorporated                    120              0         120
             22,440              0     22,440  Deere & Company                                        746              0         746
            246,870         67,000    313,870  Dell Computer Corporation                            7,607          2,944      10,551
             19,431              0     19,431  Dover Corporation                                      912              0         912
            208,012              0    208,012  EMC Corporation                                     20,619              0      20,619
             30,835              0     30,835  Gateway Incorporated                                 1,442              0       1,442
             95,711         12,000    107,711  Hewlett-Packard Company                              9,284          1,310      10,594
            168,739         13,200    181,939  IBM Corporation                                     18,983          1,484      20,467
             15,537              0     15,537  Ingersoll-Rand Company                                 526              0         526
             12,379              0     12,379  Lexmark International Incorporated                     464              0         464
             11,832              0     11,832  Pall Corporation                                       236              0         236
             54,079              0     54,079  Palm Incorporated                                    2,863              0       2,863
             24,703              0     24,703  Pitney Bowes Incorporated                              974              0         974
             21,770              0     21,770  Seagate Technology Incorporated                      1,502              0       1,502
             57,166              0     57,166  Solectron Corporation                                2,637              0       2,637
              5,885              0      5,885  Timken Company                                          81              0          81
                                                                                      ----------------------------------------------
                                                                                                  120,536         12,138     132,674

                                               INSURANCE AGENTS, BROKERS & SERVICE
             24,528              0     24,528  AON Corporation                                        963              0         963
             16,000              0     16,000  Humana Incorporated                                    172              0         172
             25,869              0     25,869  Marsh & McLennan Companies                           3,434              0       3,434
                                                Incorporated
                                                                                      ----------------------------------------------
                                                                                                    4,569              0       4,569

                                               INSURANCE CARRIERS
             13,528              0     13,528  Aetna Incorporated                                     785              0         785
             25,449              0     25,449  AFLAC Incorporated                                   1,630              0       1,630
             71,420              0     71,420  Allstate Corporation                                 2,482              0       2,482
             23,841              0     23,841  American General Corporation                         1,860              0       1,860
            221,675         60,000    281,675  American International Group                        21,212          5,261      26,473
                                                Incorporated
             16,817              0     16,817  Chubb Corporation                                    1,331              0       1,331
             15,437              0     15,437  CIGNA Corporation                                    1,612              0       1,612
             15,458              0     15,458  Cincinnati Financial Corporation                       549              0         549
             31,252              0     31,252  Conseco Incorporated                                   238              0         238
             20,572              0     20,572  Hartford Financial Services Group                    1,500              0       1,500
              9,886              0      9,886  Jefferson-Pilot Corporation                            671              0         671
             18,363              0     18,363  Lincoln National Corporation                           884              0         884
              9,412              0      9,412  Loews Corporation                                      785              0         785
              9,430              0      9,430  MBIA Incorporated                                      671              0         671
             10,149              0     10,149  MGIC Investment Corporation                            620              0         620
              6,967              0      6,967  Progressive Corporation                                570              0         570
             12,220              0     12,220  Safeco Corporation                                     333              0         333
             20,286              0     20,286  St Paul Companies Incorporated                       1,000              0       1,000
             12,303              0     12,303  Torchmark Corporation                                  342              0         342
             15,526              0     15,526  Unitedhealth Group Incorporated                      1,533              0       1,533
             23,065              0     23,065  UnumProvident Corporation                              629              0         629
              5,991              0      5,991  Wellpoint Health Networks                              575              0         575
                                                Incorporated
                                                                                      ----------------------------------------------
                                                                                                   41,812          5,261      47,073

                                               LUMBER & WOOD PRODUCTS, EXCEPT
                                               FURNITURE
             10,047              0     10,047  Louisiana-Pacific Corporation                           92              0          92


                                               MEASURING, ANALYZING, & CONTROLLING
                                               INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
                                               OPTICAL GOODS
             43,308          4,576     47,884  Agilent Technologies Incorporated                    2,119            186       2,305
             12,415              0     12,415  Allergan Incorporated                                1,048              0       1,048
              5,117              0      5,117  Bausch & Lomb Incorporated                             199              0         199
             27,791              0     27,791  Baxter International Incorporated                    2,218              0       2,218
             24,186              0     24,186  Becton Dickinson & Company                             639              0         639
             17,048              0     17,048  Biomet Incorporated                                    597              0         597
             39,134              0     39,134  Boston Scientific Corporation                          643              0         643
              4,890              0      4,890  C R Bard Incorporated                                  207              0         207
             13,583              0     13,583  Danaher Corporation                                    676              0         676
             29,731              0     29,731  Eastman Kodak Company                                1,215              0       1,215
             29,413         43,000     72,413  Guidant Corporation                                  2,079          2,424       4,503
              8,266              0      8,266  Johnson Controls Incorporated                          440              0         440
             17,880              0     17,880  KLA-Tencor Corporation                                 736              0         736
              6,419              0      6,419  Mallinckrodt Incorporated                              293              0         293
            114,721              0    114,721  Medtronic Incorporated                               5,944              0       5,944
              4,449              0      4,449  Millipore Corporation                                  215              0         215
             10,743              0     10,743  Parker-Hannifin Corporation                            363              0         363
             19,965              0     19,965  PE Corporation - PE Biosystems Group                 2,326              0       2,326
              4,341              0      4,341  Polaroid Corporation                                    58              0          58
              8,020              0      8,020  St Jude Medical Incorporated                           409              0         409
              4,644              0      4,644  Tektronix Incorporated                                 357              0         357
             16,557              0     16,557  Teradyne Incorporated                                  579              0         579
             16,584              0     16,584  Thermo Electron Corporation                            431              0         431
             63,930              0     63,930  Xerox Corporation                                      963              0         963
                                                                                      ----------------------------------------------
                                                                                                   24,754          2,610      27,364

                                               METAL MINING - 0.11%
             37,969              0     37,969  Barrick Gold Corporation                               579              0         579
             15,289              0     15,289  Freeport McMoran Incorporated Class B                  135              0         135
             24,998              0     24,998  Homestake Mining Company                               130              0         130
             17,390              0     17,390  Inco Limited                                           280              0         280
             16,143              0     16,143  Newmont Mining Corporation                             274              0         274
              7,591              0      7,591  Phelps Dodge Corporation                               317              0         317
             31,461              0     31,461  Placer Dome Incorporated                               297              0         297
                                                                                      ----------------------------------------------
                                                                                                    2,012              0       2,012

                                               MINING & QUARRYING OF NONMETALLIC
                                               MINERALS, EXCEPT FUELS
              9,663              0      9,663  Vulcan Materials Company                               388              0         388

                                               MISCELLANEOUS MANUFACTURING
                                               INDUSTRIES
              3,852              0      3,852  Armstrong Holdings Incorporated                         46              0          46
             16,559              0     16,559  Hasbro Incorporated                                    189              0         189
             40,780              0     40,780  Mattel Incorporated                                    456              0         456
             13,900              0     13,900  Tiffany & Company                                      536              0         536
            161,814         47,000    208,814  Tyco International Limited                           8,394          2,514      10,908
                                                                                      ----------------------------------------------
                                                                                                    9,621          2,514      12,135

                                               MISCELLANEOUS RETAIL
             26,960              0     26,960  Bed Bath & Beyond Incorporated                         658              0         658
             42,805              0     42,805  Costco Wholesale Corporation                         1,496              0       1,496
             37,409              0     37,409  CVS Corporation                                      1,733              0       1,733
              3,786              0      3,786  Longs Drug Stores Incorporated                          72              0          72
             30,361              0     30,361  Office Depot Incorporated                              237              0         237
             45,734              0     45,734  Staples Incorporated                                   649              0         649
             20,709              0     20,709  Toys R Us Incorporated                                 337              0         337
             96,673              0     96,673  Walgreen Company                                     3,668              0       3,668
                                                                                      ----------------------------------------------
                                                                                                    8,850              0       8,850

                                               MOTION PICTURES
            126,106              0    126,106  Time Warner Incorporated                             9,868              0       9,868

                                               NONDEPOSITORY CREDIT INSTITUTIONS
            127,963         69,000    196,963  American Express Company                             7,774          3,911      11,685
             69,815              0     69,815  Associates First Capital Corporation                 2,653              0       2,653
             18,820         73,000     91,820  Capital One Financial Corporation                    1,319          4,280       5,599
             25,250              0     25,250  CIT Group Incorporated                                 442              0         442
                                               Countrywide Credit Industries
             10,854              0     10,854  Incorporated                                           410              0         410
             66,623              0     66,623  Federal Home Loan Mortgage Corporation               3,602              0       3,602
             96,605          8,652    105,257  Federal National Mortgage Association                6,907            432       7,339
             45,339              0     45,339  Household International Incorporated                 2,567              0       2,567
             81,624              0     81,624  MBNA Corporation                                     3,143              0       3,143
             13,669              0     13,669  Providian Financial Corporation                      1,736              0       1,736
             15,045              0     15,045  USA Education Incorporated                             725              0         725
                                                                                      ----------------------------------------------
                                                                                                   31,278          8,623      39,901

                                               OIL & GAS EXTRACTION
             23,280              0     23,280  Anadarko Petroleum Corporation                       1,547              0       1,547
             10,971              0     10,971  Apache Corporation                                     649              0         649
             20,607              0     20,607  Burlington Resources Incorporated                      759              0         759
             12,100              0     12,100  Devon Energy Corporation                               728              0         728
             70,178              0     70,178  Enron Corporation                                    6,149              0       6,149
              8,980              0      8,980  Kerr-McGee Corporation                                 595              0         595
             35,327              0     35,327  Occidental Petroleum Corporation                       771              0         771
              8,990              0      8,990  Rowan Companies Incorporated                           261              0         261
             54,533              0     54,533  Schlumberger Limited                                 4,489              0       4,489
             20,155              0     20,155  Transocean Sedco Forex Incorporated                  1,182              0       1,182
             29,847              0     29,847  USX-Marathon Group Incorporated                        847              0         847
                                                                                      ----------------------------------------------
                                                                                                   17,977              0      17,977

                                               PAPER & ALLIED PRODUCTS
             10,740              0     10,740  Avery Dennison Corporation                             498              0         498
              5,061              0      5,061  Bemis Company Incorporated                             163              0         163
              5,445              0      5,445  Boise Cascade Corporation                              145              0         145
             19,776              0     19,776  Fort James Corporation                                 604              0         604
             16,399              0     16,399  Georgia-Pacific Group                                  385              0         385
             46,302              0     46,302  International Paper Company                          1,328              0       1,328
             52,129              0     52,129  Kimberly-Clark Corporation                           2,909              0       2,909
              9,828              0      9,828  Mead Corporation                                       230              0         230
                                               Minnesota Mining and Manufacturing
             37,957              0     37,957  Company                                              3,459              0       3,459
             16,213              0     16,213  Pactiv Corporation                                     181              0         181
              2,749              0      2,749  Potlatch Corporation                                    87              0          87
              5,050              0      5,050  Temple-Inland Incorporated                             191              0         191
              9,608              0      9,608  Westvaco Corporation                                   256              0         256
             21,928              0     21,928  Weyerhaeuser Company                                   885              0         885
             10,611              0     10,611  Willamette Industries Incorporated                     297              0         297
                                                                                      ----------------------------------------------
                                                                                                   11,618              0      11,618

                                               PERSONAL SERVICES
              9,403              0      9,403  H&R Block Incorporated                                 348              0         348

                                               PETROLEUM REFINING & RELATED
                                               INDUSTRIES
              8,661              0      8,661  Amerada Hess Corporation                               580              0         580
              6,740              0      6,740  Ashland Incorporated                                   227              0         227
             62,538              0     62,538  Chevron Corporation                                  5,331              0       5,331
             20,486              0     20,486  Coastal Corporation                                  1,519              0       1,519
             59,849              0     59,849  Conoco Incorporated Class B                          1,612              0       1,612
            333,686         67,683    401,369  Exxon Mobil Corporation                             29,740          5,415      35,155
             24,336              0     24,336  Phillips Petroleum Company                           1,527              0       1,527
                                               Royal Dutch Petroleum Company
            205,554              0    205,554  NY Shares ADR                                       12,320              0      12,320
              8,462              0      8,462  Sunoco Incorporated                                    228              0         228
             52,970         42,000     94,970  Texaco Incorporated                                  2,781          2,076       4,857
             13,895              0     13,895  Tosco Corporation                                      433              0         433
             23,269              0     23,269  Unocal Corporation                                     825              0         825
                                                                                      ----------------------------------------------
                                                                                                   57,123          7,491      64,614

                                               PRIMARY METAL INDUSTRIES
             20,934              0     20,934  Alcan Aluminum Limited                                 606              0         606
             82,844              0     82,844  Alcoa Incorporated                                   2,097              0       2,097
              8,029              0      8,029  Allegheny Technologies Incorporated                    146              0         146
             12,633              0     12,633  Bethlehem Steel Corporation                             38              0          38
             12,239              0     12,239  Engelhard Corporation                                  199              0         199
              8,137              0      8,137  Nucor Corporation                                      245              0         245
              8,452              0      8,452  USX-US Steel Group Incorporated                        128              0         128
              8,245              0      8,245  Worthington Industries Incorporated                     77              0          77
                                                                                      ----------------------------------------------
                                                                                                    3,536              0       3,536

                                               PRINTING, PUBLISHING & ALLIED
                                               INDUSTRIES
              6,145              0      6,145  American Greetings Corporation                         108              0         108
              8,463              0      8,463  Dow Jones & Company Incorporated                       512              0         512
             25,592              0     25,592  Gannett Company Incorporated                         1,356              0       1,356
              6,849              0      6,849  Harcourt General Incorporated                          404              0         404
              7,412              0      7,412  Knight-Ridder Incorporated                             377              0         377
             18,686         40,000     58,686  McGraw-Hill Companies Incorporated                   1,188          2,378       3,566
              4,906              0      4,906  Meredith Corporation                                   145              0         145
             16,318              0     16,318  New York Times Company                                 642              0         642
             11,695              0     11,695  R R Donnelley & Sons Company                           287              0         287
             29,541              0     29,541  Tribune Company                                      1,289              0       1,289
            145,651              0    145,651  Viacom Incorporated Class B                          8,521              0       8,521
                                                                                      ----------------------------------------------
                                                                                                   14,829          2,378      17,207

                                               RAILROAD TRANSPORTATION
             40,333              0     40,333  Burlington Northern Santa Fe
                                               Corporation                                            870              0         870
             20,905              0     20,905  CSX Corporation                                        456              0         456
             36,745              0     36,745  Norfolk Southern Corporation                           537              0         537
             23,759              0     23,759  Union Pacific Corporation                              924              0         924
                                                                                      ----------------------------------------------
                                                                                                    2,787              0       2,787

                                               RUBBER & MISCELLANEOUS PLASTICS
                                               PRODUCTS
              7,057              0      7,057  Cooper Tire & Rubber Company                            71              0          71
             15,015              0     15,015  Goodyear Tire & Rubber Company                         270              0         270
             25,576              0     25,576  Newell Rubbermaid Incorporated                         583              0         583
             26,234              0     26,234  Nike Incorporated Class B                            1,051              0       1,051
              5,445              0      5,445  Reebok International Limited                           102              0         102
              8,002              0      8,002  Sealed Air Corporation                                 362              0         362
              5,491              0      5,491  Tupperware Corporation                                  99              0          99
                                                                                      ----------------------------------------------
                                                                                                    2,538              0       2,538

                                               SECURITY & COMMODITY BROKERS,
                                               DEALERS, EXCHANGES & SERVICES
             10,607              0     10,607  Bear Stearns Companies Incorporated                    668              0         668
            130,539              0    130,539  Charles Schwab Corporation                           4,634              0       4,634
             23,364              0     23,364  Franklin Resources Incorporated                      1,038              0       1,038
             11,600              0     11,600  Lehman Brothers Holding Incorporated                 1,714              0       1,714
             75,298              0     75,298  Merrill Lynch & Company Incorporated                 4,970              0       4,970
            107,931         50,000    157,931  Morgan Stanley Dean Witter & Company                 9,869          4,563      14,432
             13,978              0     13,978  Paine Webber Group Incorporated                        952              0         952
             21,334              0     21,334  Stilwell Financial Incorporated                        928              0         928
             11,595              0     11,595  T Rowe Price Associates                                544              0         544
                                                                                       ---------------------------------------------
                                                                                                   25,317          4,563      29,880

                                               STONE, CLAY, GLASS & CONCRETE
                                               PRODUCTS
             28,177              0     28,177  Corning Incorporated                                 8,369              0       8,369
             14,071              0     14,071  Owens-Illinois Incorporated                            130              0         130
                                                                                      ----------------------------------------------
                                                                                                    8,499              0       8,499
                                               TEXTILE MILL PRODUCTS
              3,152              0      3,152  Russell Corporation                                     50              0          50
              1,747              0      1,747  Springs Industries Incorporated Class A                 49              0          49
                                                                                      ----------------------------------------------
                                                                                                       99              0          99

                                               TOBACCO PRODUCTS
            216,798              0    216,798  Philip Morris Companies Incorporated                 6,382              0       6,382
             15,580              0     15,580  UST Incorporated                                       356              0         356
                                                                                      ----------------------------------------------
                                                                                                    6,738              0       6,738

                                               TRANSPORTATION BY AIR
             14,363              0     14,363  AMR Corporation                                        469              0         469
             11,722              0     11,722  Delta Airlines Incorporated                            520              0         520
             27,760              0     27,760  Fedex Corporation                                    1,231              0       1,231
             47,570              0     47,570  Southwest Airlines Company                           1,154              0       1,154
              6,435              0      6,435  US Airways Group Incorporated                          196              0         196
                                                                                      ----------------------------------------------
                                                                                                    3,570              0       3,570

                                               TRANSPORTATION EQUIPMENT
              9,772              0      9,772  B F Goodrich Company                                   383              0         383
             86,410              0     86,410  Boeing Company                                       5,444              0       5,444
              8,476              0      8,476  Brunswick Corporation                                  155              0         155
             14,623              0     14,623  Dana Corporation                                       314              0         314
             53,959              0     53,959  Delphi Automotive Systems Corporation                  816              0         816
            179,745              0    179,745  Ford Motor Company                                   4,550              0       4,550
             19,284              0     19,284  General Dynamics Corporation                         1,211              0       1,211
             51,255              0     51,255  General Motors Corporation                           3,332              0       3,332
             29,060              0     29,060  Harley-Davidson Incorporated                         1,391              0       1,391
             76,491              0     76,491  Honeywell International Incorporated                 2,725              0       2,725
              8,425              0      8,425  ITT Industries Incorporated                            273              0         273
              5,977              0      5,977  Navistar International Corporation                     179              0         179
              6,655              0      6,655  Northrop Grumman Corporation                           605              0         605
              7,374              0      7,374  PACCAR Incorporated                                    273              0         273
             18,067              0     18,067  Rockwell International Corporation                     547              0         547
             13,849              0     13,849  Textron Incorporated                                   639              0         639
             11,808              0     11,808  TRW Incorporated                                       480              0         480
             45,082              0     45,082  United Technologies Corporation                      3,122              0       3,122
                                                                                      ----------------------------------------------
                                                                                                   26,439              0      26,439

                                               TRANSPORTATION SERVICES
             12,369              0     12,369  Sabre Holdings Corporation                             358              0         358

                                               WATER TRANSPORTATION
             57,960              0     57,960  Carnival Corporation                                 1,427              0       1,427

                                               WHOLESALE TRADE-DURABLE GOODS
             16,976              0     16,976  Genuine Parts Company                                  324              0         324
             12,447              0     12,447  Visteon Corporation                                    188              0         188
              8,969              0      8,969  W W Grainger Incorporated                              236              0         236
                                                                                      ----------------------------------------------
                                                                                                      748              0         748

                                               WHOLESALE TRADE-NONDURABLE GOODS
             26,419              0     26,419  Cardinal Health Incorporated                         2,330              0       2,330
             47,602              0     47,602  Safeway Incorporated                                 2,222              0       2,222
             12,618              0     12,618  Supervalu Incorporated                                 190              0         190
             31,940              0     31,940  Sysco Corporation                                    1,479              0       1,479
                                                                                      ----------------------------------------------
                                                                                                    6,221              0       6,221

                                               TOTAL COMMON STOCK                               1,208,057        147,588   1,355,645

                                                                  Interest   Maturity
           Principal (000's)                   CORPORATE BONDS        Rate       Date
---------------------------------------------
                                               BANKS
                  0          1,500      1,500  Banc One               7.25  08/01/2002                  0          1,498       1,498
                  0          2,000      2,000  Bank of America, MTN   7.13  05/12/2005                  0          1,970       1,970
                  0          2,000      2,000  Chase Manhatten        6.50  01/15/2009                  0          1,857       1,857
                  0          2,000      2,000  First Union            7.50  07/15/2006                  0          1,967       1,967
                                                                                                        0          7,292       7,292

                                               ENTERTAINMENT
                  0          2,255      2,255  Walt Disney            5.13  12/15/2003                  0          2,117       2,117

                                               FINANCE
                  0          1,500      1,500  Aetna Services         7.13  08/15/2006                  0          1,431       1,431
                  0          1,000      1,000  Ford Motor Credit      6.25  11/08/2000                  0            997         997
                  0          1,500      1,500  Safeco                 6.88  07/15/2007                  0          1,397       1,397
                                                                                      ----------------------------------------------
                                                                                                        0          3,825       3,825

                                               FOOD, BEVERAGE &
                                               TOBACCO
                  0          2,000      2,000  Philip Morris          7.25  09/15/2001                  0          1,975       1,975
                  0          1,000      1,000  Seagram                6.50  04/01/2003                  0            977         977
                                                                                      ----------------------------------------------
                                                                                                        0          2,952       2,952
                                               RETAIL
                  0          2,000      2,000  Albertson's            6.95  08/01/2009                  0          1,902       1,902

                                               TELEPHONE &
                                               TELECOMMUNICATIONS
                                               Lucent
                  0          2,000      2,000  Technologies           7.25  07/15/2006                  0          2,010       2,010

                                               TRANSPORTATION
                  0          2,000      2,000  U.S. Freightways       8.50  04/15/2010                  0          2,002       2,002

                                               TOTAL CORPORATE
                                               BONDS                                                    0         22,100      22,100

                                               MORTGAGE-BACKED
                                               SECURITIES
                                               American Southwest
                                               Financial Securities,
                                               Series 1996-FHA1,
                  0            591        591  Cl A2                  7.00  11/25/2038                  0            581         581
                                               Donaldson Lufkin
                                               Jenrette Mortgage
                                               Acceptance, Series
                  0          1,200      1,200  1997-CF1, Cl A1B (A)   7.60  04/15/2007                  0          1,206       1,206
                                               General Motors
                                               Acceptance, Commercial
                  0          2,000      2,000  Mortgage Securities,   6.18  05/15/2033                  0          1,828       1,828
                                               Series 1999-C1, Cl A2
                                                                                      ----------------------------------------------
                                                                                                        0          3,615       3,615

                                               U.S. GOVERNMENT
                                               AGENCY OBLIGATIONS
                  0          2,500      2,500  FHLB                   7.25  05/15/2003                  0          2,519       2,519
                  0          2,000      2,000  FHLB                   6.25  08/13/2004                  0          1,947       1,947
                  0          2,000      2,000  FHLMC                  6.45  04/29/2009                  0          1,865       1,865
                  0          1,000      1,000  FHLMC                  7.63  09/09/2009                  0            981         981
                  0          2,000      2,000  FNMA                   6.50  08/15/2004                  0          1,966       1,966
                  0          2,000      2,000  FNMA                   7.13  02/15/2005                  0          2,010       2,010
                  0          2,500      2,500  FNMA                   6.00  05/15/2008                  0          2,336       2,336
                                                                                      ----------------------------------------------
                                                                                                        0         13,624      13,624

                                               U.S. TREASURY
                                               SECURITIES
                                               U.S. TREASURY BILLS
             33,272              0     33,272  U.S. Treasury Bills    6.05  10/12/2000             33,219              0      33,219
             26,096              0     26,096  U.S. Treasury Bills    5.94   11/2/2000             25,964              0      25,964
             14,791              0     14,791  U.S. Treasury Bills    6.08   11/9/2000             14,698              0      14,698
             20,120              0     20,120  U.S. Treasury Bills    5.97   12/7/2000             19,898              0      19,898
                100              0        100  U.S. Treasury Bills    5.96  12/21/2000                 99              0          99
                                                                                      ----------------------------------------------
                                                                                                   93,878              0      93,878

                                               U.S. TREASURY NOTES
                  0          2,500      2,500  U.S. Treasury Notes    7.75  02/15/2001                  0          2,518       2,518
                  0          2,500      2,500  U.S. Treasury Notes    7.88  08/15/2001                  0          2,536       2,536
                  0          2,500      2,500  U.S. Treasury Notes    7.50  05/15/2002                  0          2,547       2,547
                  0          3,000      3,000  U.S. Treasury Notes    5.50  03/31/2003                  0          2,938       2,938
                  0          2,500      2,500  U.S. Treasury Notes    7.25  05/15/2004                  0          2,581       2,581
                  0          2,500      2,500  U.S. Treasury Notes    7.88  11/15/2004                  0          2,650       2,650
                  0          3,000      3,000  U.S. Treasury Notes    6.63  05/15/2007                  0          3,072       3,072
                  0          3,000      3,000  U.S. Treasury Notes    5.50  02/15/2008                  0          2,881       2,881
                  0          3,000      3,000  U.S. Treasury Notes    4.75  11/15/2008                  0          2,732       2,732
                                                                                      ----------------------------------------------
                                                                                                        0         24,455      24,455
                                               U.S. TREASURY BONDS
             19,360              0     19,360  U.S. Treasury Bonds    7.88   2/15/2021             23,280              0      23,280
             18,965              0     18,965  U.S. Treasury Bonds    8.13   5/15/2021             23,375              0      23,375
             18,990              0     18,990  U.S. Treasury Bonds    8.13   8/15/2021             23,435              0      23,435
             62,210              0     62,210  U.S. Treasury Bonds    8.00  11/15/2021             75,993              0      75,993
             18,300              0     18,300  U.S. Treasury Bonds    7.25   8/15/2022             20,799              0      20,799
             16,635              0     16,635  U.S. Treasury Bonds    7.63  11/15/2022             19,650              0      19,650
             29,615              0     29,615  U.S. Treasury Bonds    7.13   2/15/2023             33,261              0      33,261
             43,045              0     43,045  U.S. Treasury Bonds    6.25   8/15/2023             43,838              0      43,838
             18,535              0     18,535  U.S. Treasury Bonds    7.50  11/15/2024             21,813              0      21,813
             20,180              0     20,180  U.S. Treasury Bonds    7.63   2/15/2025             24,090              0      24,090
             20,530              0     20,530  U.S. Treasury Bonds    6.88   8/15/2025             22,596              0      22,596
             22,425              0     22,425  U.S. Treasury Bonds    6.00   2/15/2026             22,215              0      22,215
             18,380              0     18,380  U.S. Treasury Bonds    6.75   8/15/2026             19,994              0      19,994
             19,250              0     19,250  U.S. Treasury Bonds    6.50  11/15/2026             20,321              0      20,321
             18,790              0     18,790  U.S. Treasury Bonds    6.63   2/15/2027             20,140              0      20,140
             17,380              0     17,380  U.S. Treasury Bonds    6.38   8/15/2027             18,091              0      18,091
             37,480              0     37,480  U.S. Treasury Bonds    6.13  11/15/2027             37,785              0      37,785
             17,150              0     17,150  U.S. Treasury Bonds    5.50   8/15/2028             15,917              0      15,917
             19,450              0     19,450  U.S. Treasury Bonds    5.25  11/15/2028             17,420              0      17,420
             18,700              0     18,700  U.S. Treasury Bonds    5.25   2/15/2029             16,795              0      16,795
             18,950              0     18,950  U.S. Treasury Bonds    6.13   8/15/2029             19,353              0      19,353
             45,100              0     45,100  U.S. Treasury Bonds    6.25   5/15/2030             47,411              0      47,411
                                                                                      ----------------------------------------------
                                                                                                  587,572              0     587,572

                                               TOTAL U.S. TREASURY
                                               SECURITIES                                         681,450         24,455     705,905

                                               SHORT-TERM INVESTMENTS
                                               SEI Daily Income Trust
                  0      1,785,920  1,785,920  Money Market Portfolio                                   0          1,786       1,786

                                               TOTAL INVESTMENTS,
                                               at MARKET VALUE                        $         1,889,507    $   213,168  $2,102,675
                                                                                      ==============================================
                                               TOTAL INVESTMENTS, at COST             $         1,612,895    $   162,994  $1,775,889
                                                                                      ==============================================

Note - As of September 30, 2000, the Wells Fargo Asset Allocation Fund held 2 long S&P 500 Index futures contracts with a notional contract value of $726,850 and unrealized depreciation of $(42,925).

WELLS FARGO FUNDS - NATIONAL TAX FREE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Note 1) (Unaudited)
($000's)

                                                           Achievement         Achievement
                                       Wells Fargo        Municipal Bond      Idaho Municipal       Pro Forma           Pro Forma
                                     National TF Fund         Fund              Bond Fund           Adjustments         Combined
                                     ----------------     --------------      ---------------       -----------         ---------
ASSETS
Investments:
    In securities, at market value
    (see cost below)                      $   331,748       $   68,866            $    30,975                           $   431,589
    Cash                                            1                0                      0                                     1

Receivables:
    Interest                                    5,214              967                    419                                 6,600
    Fund shares sold                              426               46                     37                                   509
Prepaid expenses and other assets                  23                0                     45                                    68
Total Assets                                  337,412           69,879                 31,476                               438,767
LIABILITIES
Payables:
    Investment securities purchased             2,000                0                    123                                 2,123
    Distributions to shareholders               1,251              302                      0                                 1,553
    Fund shares redeemed                          238                4                     17                                   259
    Due to distributor                             15                0                      0                                    15
    Due to advisor and affiliates                 156                0                      0                                   156
    Other                                         329                0                      0                                   329
Total Liabilities                               3,989              306                    140                                 4,435
TOTAL NET ASSETS                          $   333,423       $   69,573            $    31,336                           $   434,332

Net assets consist of:
    Paid-in capital                       $   354,182       $   73,269            $    31,970                 (9)(2)    $   459,412
    Undistributed net investment
      income (loss)                               (62)               0                     (9)                 9 (2)            (62)
    Undistributed net realized
      gain (loss) on investments              (22,713)            (714)                    47                               (23,380)
    Net unrealized appreciation
      (depreciation) of investments             2,016           (2,982)                  (672)                               (1,638)
TOTAL NET ASSETS                          $   333,423       $   69,573            $    31,336                           $   434,332


COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                      $    64,859       $    4,445            $     8,136                           $    77,440
Shares outstanding - Class A                    6,670              464                    794                 36 (3)          7,964
Net asset value per share - Class A       $      9.72       $     9.58            $     10.25                           $      9.72
Maximum offering price per share -
Class A                                   $     10.18       $     9.98            $     10.68                           $     10.18
Net assets - Class B                      $    18,366       $    2,118            $     1,657                           $    22,141
Shares outstanding - Class B                    1,889              221                    161                  6 (3)          2,277
Net asset value and offering price
  per share - Class B                     $      9.72       $     9.58            $     10.26                           $      9.72
Net assets - Class C                      $     5,572                                                                   $     5,572
Shares outstanding - Class C              $       573                                                                           573
Net asset value and offering price
  per share - Class C                     $      9.73                                                                   $      9.73
Net assets - Institutional Class          $   244,626       $   63,010            $    21,543                           $   329,179
Shares outstanding - Institutional
  Class                                        25,144            6,577                  2,106                  8 (3)         33,835
Net asset value and offering price
  per share - Institutional Class         $      9.73       $     9.58            $     10.23                           $      9.73

INVESTMENT AT COST                        $   329,732       $   71,848            $    31,647                           $   433,227
------------------------------------------------------------------------------------------------------------------------------------

(1) The information presented for the Achievement Municipal Bond and Idaho Municipal Bond Funds is as of July 31, 2000, the Funds' latest semi-annual reporting date. Based on the Funds' low portfolio turnover rates and stable asset sizes, Management believes the information presented is representative of the Funds' balance sheets and portfolio holdings as of June 30, 2000.

(2) To reclass to paid-in capital the accumulated net investment loss of the Achievement Idaho Municipal Bond Fund, because it cannot be carried over to the Wells Fargo National Tax-Free Fund.

(3) Share adjustments based on surviving Fund NAV.

WELLS FARGO FUNDS - NATIONAL TAX FREE FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended June 30, 2000 (Note 1) (Unaudited)
($000's)

                                                        Achievement      Achievement
                                       Wells Fargo     Municipal Bond  Idaho Municipal     Pro Forma
                                     National TF Fund      Fund          Bond Fund        Adjustments   Pro Forma Combined
                                     ----------------  --------------  ---------------   ------------  --------------------
INVESTMENT INCOME
  Interest                              $    21,940      $    4,261      $     1,845                          $    28,046
Total Investment Income                      21,940           4,261            1,845                               28,046

EXPENSES
  Advisory fees                               1,525             430              204          (458) (2)             1,701
  Administration fees                           468             144               81           (55) (2)               638
  Custody fees                                   64              50 *             48 *         (77) (2)                85
  Shareholder servicing fees                    148               0                0            77  (2)               225
  Portfolio accounting  fees                     91               0                0            20  (2)               111
  Transfer agency fees                          361               0                0            73  (2)               434
  Distribution fees                             168              36 **            43 **        (45) (2)               202
  Legal and audit fees                           31              14                7           (13) (2)                39
  Registration fees                              73              14                4            (3) (2)                88
  Directors' fees                                 6               7                3           (10) (2)                 6
  Shareholder reports                            51              11                7            (8) (2)                61
  Other                                          62               6                3             0  (2)                71
Total Expenses                                3,048             712              400          (499)                 3,661
Less:
   Waived fees and reimbursed
    expenses fees                              (637)           (141)            (105)          156  (2)              (727)
Net expenses                                  2,411             571              295          (343)                 2,934
NET INVESTMENT INCOME (LOSS)                 19,529           3,690            1,550           343                 25,112

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale
   of investments                           (19,915)           (640)             128                              (20,427)
  Net change in unrealized
   appreciation or depreciation of
   investments                                1,543          (1,954)            (783)                              (1,194)
Net Gain (Loss) on Investments              (18,372)         (2,594)            (655)                             (21,621)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $     1,157      $    1,096      $       895           343            $     3,491
---------------------------------------------------------------------------------------------------------------------------

*   Includes transfer agency fees

**  Includes shareholder servicing fees

(1) The information presented for the Achievement Municipal Bond and Idaho Municipal Bond Funds is for the year ended July 31, 2000, the Funds' latest semi-annual reporting date. Based on the Funds' stable portfolios and level fee/expense structures, Management believes the information presented is representative of the Funds' statements of operations for the twelve months ended June 30, 2000.

(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

WELLS FARGO FUNDS - NATIONAL TAX-FREE FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of June 30, 2000 (Unaudited)


              Principal ($000's)                                                                          Market Value ($000's)
---------------------------------------------                                                        -------------------------------
                                                                                                           WF Achieve-  AF
         WF                                                                                          National  ment  Idaho      Pro
  National Achievement  AF Idaho        Pro                                                             Tax-   Muni-  Muni-    Forma
  Tax-Free   Municipal Municipal      Forma                                      Coupon     Maturity    Free   cipal  cipal    com-
      Fund        Fund      Fund   Combined Security Description                   Rate         Date    Fund    Fund   Fund    bined
                                            MUNICIPAL BONDS
                                            ALABAMA
                                            Alabama State Public School &                           0
                                            College Authority Capital
$    3,680    $      0   $     0 $    3,680 Improvement Revenue                    4.25    11/1/2018  $3,001   $   0  $   0  $ 3,001

                                            Alabama State Housing Finance
                                            Authority RB, Collateral Home
                                            Mortgage Project, Series B,
         0         100         0        100 AMT,GNMA/FNMA/FHLMC                    6.10   10/01/2020       0     100      0      100
                                                                              ------------------------------------------------------
                                                                                                       3,001     100      0    3,101

                                            ALASKA
                                            Alaska State Housing Finance RB,
         0         370         0        370 General Meeting, Series A, MBIA, GOC   6.10   12/01/2037       0     372      0      372
                                            Alaska State Housing Finance RB,
         0         500         0        500 Housing Development, Series A, GOC     5.70   12/01/2029       0     479      0      479
                                            Alaska State Housing Finance RB,                               0              0
                                            Veterans Mortgage Project, 1st         5.40   12/01/2023       0     258      0      258
         0         275         0        275 Series, GNMA/FNMA/FHLMC
                                            Alaska State Student Loan RB, Series
         0         400         0        400 A, AMBAC, GOC, AMT                     5.75   07/01/2014       0     400      0      400
                                            Valdez, Marine Terminal RB, BP
         0       1,000         0      1,000 Pipelines Project, Series A            5.85   08/01/2025       0     984      0      984
                                            Valdez, Marine Terminal RB, BP
         0       1,000         0      1,000 Pipelines Project, Series B            5.50   10/01/2028       0     935      0      935
                                            Valdez, Marine Terminal RB, Mobil
         0       1,000         0      1,000 Alaska Pipeline Project                5.75   11/01/2028       0     974      0      974
                                                                              ------------------------------------------------------
                                                                                                           0   4,402      0    4,402

                                            ARIZONA
                                            Maricopa County AZ IDA  Educational
                                            Revenue Arizona Charter Schools
     1,250           0         0      1,250 Project Series A                       6.75     7/1/2029   1,217       0      0    1,217
                                            Maricopa County AZ Union School
     3,000           0         0      3,000 District #48 GO School Improvements    9.00     7/1/2005   3,557       0      0    3,557
                                            Maricopa, Elementary School District
                                            # 068 GO, School Improvement
         0         500         0        500 Project, AMBAC                         5.10   07/01/2011       0     502      0      502
                                            Maricopa, Industrial Development
                                            Authority RB, Catholic Healthcare
         0         400         0        400 West Project, Series A                 5.00   07/01/2016       0     331      0      331
                                                                              ------------------------------------------------------
                                                                                                       4,774     833      0    5,607

                                            ARKANSAS
     1,545           0         0      1,545 Matanuska-Susitna Boro AK              4.50     3/1/2017   1,314       0      0    1,314
                                            Independence, Pollution Control RB,
         0         500         0        500 Power & Light Project                  6.25   01/01/2021       0     494      0      494
                                                                              ------------------------------------------------------
                                                                                                       1,314     494      0    1,808

                                            CALIFORNIA
                                            Los Angeles CA Community
                                            Redevelopment Agency Housing Revenue
    1,525           0         0      1,525 Series A                                8.20    12/1/2013   1,633       0      0    1,633
                                            Monterey Hills Redevelopment Project
                                            Metropolitan Water District Southern
                                            California Waterworks Revenue Series
     6,900           0         0      6,900 Project+/-                             6.54    8/10/2018   7,211       0      0    7,211
                                            Student Education Loan Marketing
                                            Corporation CA Student Loan Revenue
                                            Junior Subordinates Series IV-D1
     1,000           0         0      1,000 Guaranteed by Student Loans            5.88     1/1/2018     891       0      0      891
         0         500         0        500 California State Tri-City Hospital     5.63   02/15/2017       0     505      0      505
                                            District RB, Series A, MBIA
         0         160         0        160 Los Angeles, Wastewater System RB,     5.88   06/01/2024             162      0      162
                                            Series A, MBIA                                                 0
         0         720         0        720 Northern California Power Agency RB,   7.50   07/01/2021             888      0      888
                                            Public Power Project, AMBAC,                                   0
                                            Pre-refunded @ 100 (A)
         0         130         0        130 Sacramento, Municipal Utility          5.75   05/15/2022       0     131      0      131
                                            District RB, Series E, MBIA-IBC
         0         280         0        280 San Francisco, Airport Improvement     8.00   07/01/2013       0     336      0      336
                                            RB, United Airlines, ETM
         0         120         0        120 San Francisco, City & County RB,       7.13   10/01/2016       0     124      0      124
                                            Series A, GNMA
                                                                              ------------------------------------------------------
                                                                                                       9,735   2,146      0   11,881

                                            COLORADO
     1,420           0         0      1,420 Adams County CO SFMR Series A2         8.70     6/1/2012   1,460       0      0    1,460
     1,750           0         0      1,750 Arapahoe County CO Utilities Revenue   6.25    12/1/2020   1,714       0      0    1,714
                                            Water & Wastewater Authority Revenue
     1,950           0         0      1,950 Black Hawk CO Business Improvements    7.00    12/1/2011   2,007       0      0    2,007
                                            District Special Assessment Series
                                            H981
     1,000           0         0      1,000 Colorado HFA GO Series A               7.40     5/1/2011   1,043       0      0    1,043
     1,120           0         0      1,120 Colorado HFA SFMR Series A2            7.15    11/1/2014   1,196       0      0    1,196
     1,330           0         0      1,330 Colorado HFA SFMR Series B2            7.50    12/1/2016   1,398       0      0    1,398
     1,470           0         0      1,470 Colorado HFA SFMR Series C             7.90    12/1/2024   1,561       0      0    1,561
     1,210           0         0      1,210 Colorado HFA SFMR Series D1            8.00    12/1/2024   1,288       0      0    1,288
                                            Remarketed 7/15/1994
       805           0         0        805 Colorado HFA SFMR Series D2            8.13     6/1/2025     859       0      0      859
                                            Remarketed 11/15/1994
     1,000           0         0      1,000 Colorado HFFA Revenue Hospital         5.75    9/15/2022     819       0      0      819
                                            Steamboat Springs Health
     1,000           0         0      1,000 Colorado HFFA Revenue Steamboat        5.70    9/15/2023     810       0      0      810
                                            Springs Health Project
     5,200           0         0      5,200 Denver CO Urban Renewal Authority      9.13     9/1/2017   5,933       0      0    5,933
                                            Tax Increment Revenue Remarketed
                                            6/15/94
     3,500           0         0      3,500 El Paso County CO GO School            7.10    12/1/2017   4,130       0      0    4,130
                                            District  #11 Colorado Springs
       195           0         0        195 Logan County CO SFMR Series A          8.50    11/1/2011     203       0      0      203
       960           0         0        960 Northern Metropolitan District CO      6.50    12/1/2016     941       0      0      941
                                            Adams County
       410           0         0        410 Vail CO SFMR Series 1992 A             8.13     6/1/2010     438       0      0      438
         0         100         0        100 Colorado State Board of Agriculture    8.25   05/01/2003       0     101      0      101
                                            RB, University of Southern Colorado
                                            Sports Project
         0         200         0        200 Colorado State Educational &           7.00   11/01/2029       0     199      0      199
                                            Cultural Facilities Authority RB,
                                            Core Knowledge Project
         0         500         0        500 Denver, City & County Airport RB,      5.50   11/15/2025       0     487      0      487
                                            Series E, MBIA
                                            Denver, City & County RB, The Boston
         0         500         0        500 Lofts Project, Series A, FHA, AMT      5.75   10/01/2027       0     482      0      482
                                            Denver, City & County School
         0         500         0        500 District # 1 GO, FGIC                  5.25   12/01/2017       0     486      0      486
                                            Summit, Sports Facilities RB,
         0         420         0        420 Keystone Resorts Project               7.38   08/01/2010       0     469      0      469

                                                                              ------------------------------------------------------
                                                                                                      25,800   2,224      0   28,024

                                            CONNECTICUT
                                            Connecticut State HFA Housing
        40           0         0         40 Mortgage Finance Program Series B4     7.30   11/15/2003      40       0      0       40
                                            Connecticut State Health &
         0         115         0        115 Educational Facilities Authority RB,   6.00   07/01/2024       0     117      0      117
                                            New Britain General Hospital, Series
                                            B, AMBAC, GOI
                                            Connecticut State Health &
         0         155         0        155 Educational Facilities Authority RB,
                                            Trinity College Project, Series E,
                                            MBIA                                   5.88   07/01/2026       0     157      0      157
                                            Waterbury, Housing Authority RB,
         0         500         0        500 Section 8 Project, Series A, GNMA      5.85   02/01/2037       0     494      0      494
                                                                              ------------------------------------------------------
                                                                                                          40     768      0      808

                                            FLORIDA
        85           0         0         85 Brevard County FL HFA SFMR Series B    7.00     3/1/2013      87       0      0       87
         0         505         0        505 Boynton Beach, Multi-Family Housing    6.45   01/01/2027       0     521      0      521
                                            RB, Clipper Cove Apartments
         0         500         0        500 Florida State Housing Finance Agency   5.90   02/01/2030       0     492      0      492
                                            RB, Glen Oaks Apartment Project,
                                            FNMA, AMT
         0         100         0        100 Florida State University Housing       5.88   05/01/2014       0     103      0      103
                                            Facility RB, MBIA
                                                                              ------------------------------------------------------
                                                                                                          87   1,116      0    1,203

                                            GEORGIA
                                            Atlanta GA Water & Wastewater
     3,500       1,000         0      4,500 Revenue Series A FGIC Insured          5.50    11/1/2022   3,442     990      0    4,432
                                            Houston County GA Development
     1,500           0         0      1,500 Authority MFHR Emerald Coast Housing   7.00     8/1/2028   1,306              0    1,306
                                            Series A
                                            Atlanta, Airport Authority RB,
         0       1,000         0      1,000 Series A, FGIC                         5.60   01/01/2030       0     987      0      987
                                            Fulton, Housing Authority RB,
         0         500         0        500 Multi-Family Housing, Concorde Place   6.90   07/01/2008       0     564      0      564
                                            Apartments Project, Series C, AMT,
                                            Prerefunded @ 100 (A)
                                            Georgia State Housing & Finance
         0         265         0        265 Authority RB, Homeownership            6.50   12/01/2011       0     276      0      276
                                            Opportunity Program, Series C, FHA,
                                            GOA
                                            Georgia State Housing & Finance
         0         485         0        485 Authority RB, Single Family            5.85   12/01/2028       0     474      0      474
                                            Mortgage, Subseries B2, AMT
                                            Smyra, Hospital Authority RB,
         0         500         0        500 Ridgeview Institute Project            6.00   11/01/2028       0     406      0      406
                                                                              ------------------------------------------------------
                                                                                                       4,748   3,697      0    8,445

                                            HAWAII
     6,950           0         0      6,950 Hawaii State Department of Budget &
                                            Finance Special Purpose Revenue The    5.75     7/1/2026   6,349       0      0    6,349
                                            Queens Health Systems Series A
         0         500         0        500 Hawaii State Housing Finance &
                                            Development RB, Series A, FNMA, AMT    5.75   07/01/2030       0     479      0      479

                                                                              ------------------------------------------------------
                                                                                                       6,349     479      0    6,828

                                            IDAHO
       900           0         0        900 Idaho Housing Agency SFMR Series C2    6.35     7/1/2015     919       0      0      919
                                            Prerefunded 1/1/05 @102
     1,000           0         0      1,000 Idaho State Building Authority         4.75     9/1/2025     855       0      0      855
                                            Building Revenue Series A MBIA
                                            Insured
       470           0         0        470 Pocatello ID IDA Revenue Allocation    7.25    12/1/2008     475       0      0      475
                                            Tax Increment Series B
         0           0     1,075      1,075 Ada & Canyon Counties, Joint School    5.50   07/30/2015       0       0  1,094    1,094
                                            District # 2 GO
         0           0       500        500 Ada & Canyon Counties, Joint School    5.50   07/30/2016       0       0    505      505
                                            District # 2 GO
         0           0       120        120 Ammon, Urban Renewal Agency, Series    6.00   08/01/2006       0       0    125      125
                                            B, Pre-refunded @ 100, LOC (A)
         0           0       500        500 Bannock County, School District # 25   5.25   08/01/2015       0       0    498      498
                                            GO, FGIC
         0           0       560        560 Bingham County, School District #      5.65   08/01/2015       0       0    570      570
                                            055 GO, MBIA
         0           0       135        135 Blackfoot, Wastewater Treatment        5.80   09/01/2018       0       0    140      140
                                            Plant Facilities Project COP, AMBAC
         0           0       115        115 Blackfoot, Wastewater Treatment        5.85   09/01/2019       0       0    119      119
                                            Plant Facilities Project COP, AMBAC
         0           0       500        500 Boise, Urban Renewal RB, Ada County    5.90   08/15/2029       0       0    509      509
                                            Courts, AMBAC
         0           0       500        500 Boise Airport COP, Package Facility    5.40   08/01/2011       0       0    507      507
                                            Project, Series A, AMBAC
         0           0       365        365 Boise, Urban Renewal, Tax Increment    5.10   09/01/2014       0       0    361      361
                                            Capital City Development Project, FSA
         0           0       385        385 Boise, Urban Renewal, Tax Increment    5.15   09/01/2015       0       0    381      381
                                            Capital City Development Project, FSA
         0           0     1,000      1,000 Boise State University RB, FSA         5.00   04/01/2023       0       0    929      929

         0           0       160        160 Boise State University RB, Student     5.25   04/01/2017       0       0    159      159
                                            Union & Housing System Project, MBIA
         0           0     1,000      1,000 Boise, Independent School District GO  5.50   07/30/2016       0       0  1,002    1,002

         0           0       500        500 Bonneville & Bingham, School           5.75   07/30/2007       0       0    527      527
                                            District # 93 GO, Series A, FGIC
         0           0       500        500 Bonneville & Bingham, School           5.50   07/30/2010       0       0    519      519
                                            District # 93 GO, Series A, FGIC
         0           0       590        590 Bonneville GO, FSA                     5.50   08/01/2016       0       0    596      596

         0           0       400        400 Canyon, School District # 132 GO, FSA  5.40   07/30/2012       0       0    409      409

         0           0       470        470 Canyon, School District # 132 GO, FSA  5.45   07/30/2014       0       0    477      477

         0           0       900        900 Canyon, School District # 132 GO, FSA  5.45   07/30/2015       0       0    909      909

         0           0       500        500 Cassia & Twin Falls, Joint School      5.38   08/01/2014       0       0    506      506
                                            District # 151 GO, FGIC
         0           0     1,000      1,000 Cassia & Twin Falls, Joint School      5.38   08/01/2016       0       0  1,002    1,002
                                            District # 151 GO, FGIC
         0           0       250        250 Elks, Health Facility Authority RB,    5.00   07/15/2008       0       0    225      225
                                            Rehabilitation Hospital Project
         0           0       500        500 Elks, Health Facility Authority RB,    5.13   07/15/2013       0       0    418      418
                                            Rehabilitation Hospital Project
         0           0       715        715 Elks, Health Facility Authority RB,    5.45   07/15/2023       0       0    560      560
                                            Rehabilitation Hospital Project
         0           0       100        100 Elmore, School District # 193 GO,      5.00   07/31/2010       0       0    101      101
                                            AMBAC
         0           0       125        125 Fremont & Madison, School District #   5.60   08/01/2014       0       0    127      127
                                             215 GO, FSA
         0           0       765        765 Fremont & Madison, School District #   5.60   08/01/2015       0       0    776      776
                                            215 GO, FSA
         0           0       130        130 Gooding & Lincoln, Joint School        6.25   02/01/2004       0       0    137      137
                                            District # 231 GO, FSA, Pre-refunded
                                            @ 100 (A)
         0           0       100        100 Idaho State Building Authority RB,     5.60   09/01/2005       0       0    103      103
                                            Series C, MBIA
         0           0     1,150      1,150 Idaho State Building Authority RB,     5.00   09/01/2021       0       0  1,055    1,055
                                            Series A, MBIA
         0           0       250        250 Idaho State Health Facility            5.25   05/01/2014       0       0    218      218
                                            Authority RB, Bannock Regional
                                            Medical Project
         0           0       500        500 Idaho State Health Facility            5.25   12/01/2014       0       0    497      497
                                            Authority RB, Holy Cross Health
                                            Systems, MBIA
         0           0       500        500 Idaho State Health Facility            5.00   12/01/2018       0       0    467      467
                                            Authority RB, Holy Cross Health
                                            Systems, MBIA

         0           0        40         40 Idaho State Health Facility            5.00   12/01/2028       0       0     35       35
                                            Authority RB, Holy Cross Health
                                            Systems, MBIA
         0           0       150        150 Idaho State Health Facility            6.65   02/15/2021       0       0    171      171
                                            Authority RB, IHC Hospital Project,
                                            ETM
         0           0       200        200 Idaho State Health Facility            5.63   12/01/2013       0       0    204      204
                                            Authority RB, Magic Valley Regional
                                            Medical Center, AMBAC
         0           0       130        130 Idaho State Health Facility            6.20   11/15/2002       0       0    137      137
                                            Authority RB, Mercy Medical Center
                                            Project, Pre-refunded @102 (A)
         0           0       100        100 Idaho State Health Facility            6.10   12/01/2007       0       0    105      105
                                            Authority RB, St. Alphonsus Regional
                                            Medical Center Project, Pre-refunded
                                            @102 (A)
         0           0       960        960 Idaho State Housing & Finance          6.15   01/01/2028       0       0    964      964
                                            Authority RB, Single Family
                                            Mortgage, Series H-2, FHA AMT
         0           0       365        365 Idaho State Housing & Finance          4.95   07/01/2011       0       0    352      352
                                            Authority RB, Single Family
                                            Mortgage, Series E-2
         0           0       485        485 Idaho State Housing & Finance          5.20   07/01/2020       0       0    444      444
                                            Authority RB, Single Family
                                            Mortgage, Series I-2, FHA AMT
         0           0       500        500 Idaho State University RB, Student     4.90   04/01/2017       0       0    464      464
                                            Facility Fee, MBIA
         0           0       865        865 Idaho State University RB, Student     6.50   04/01/2015       0       0    948      948
                                            Facility Fee, Recreation Center
                                            Project, FSA
         0           0       500        500 Idaho State Water Resource Board RB,   6.20   05/01/2020       0       0    503      503
                                            Pooled Loan Program, Series A
         0           0       240        240 Jefferson, School District  # 253      5.50   08/01/2015       0       0    244      244
                                            GO, MBIA
         0           0       290        290 Jerome, Lincoln & Gooding GO, School   5.00   07/31/2012       0       0    290      290
                                            District # 2, FSA
         0           0       170        170 Kootenai, School District #273 GO,     5.00   07/30/2017       0       0    163      163
                                            AMBAC
         0           0       250        250 Lewis-Clark State College, College     5.20   04/01/2017       0       0    245      245
                                            Facilities RB, MBIA
         0           0       420        420 Madison GO, FSA                        5.40   08/01/2015       0       0    423      423

         0           0       250        250 Madison, Memorial Hospital Board       5.00   12/01/2018       0       0    227      227
                                            COP, Asset Guaranty
         0           0       215        215 McCall, Water RB, Parity Lien, FSA     5.75   03/01/2007       0       0    226      226

         0           0       500        500 McCall, Water RB, Parity Lien, FSA     5.85   03/01/2016       0       0    512      512

         0           0       290        290 Meridian, Free Library District GO,    5.00   08/01/2015       0       0    283      283
                                            FSA
         0         545     1,000      1,545 Nez Perce, Pollution Control RB,       6.00   10/01/2024       0     515    945    1,460
                                            Potlatch Corporation Project
         0           0       375        375 Oneida, School District # 351 GO,      5.00   07/31/2015       0       0    364      364
                                            MBIA
         0           0       365        365 Payette, School District # 372 GO,     6.25   07/30/2010       0       0    407      407
                                            AMBAC
         0           0       100        100 Payette, School District # 372 GO,     6.75   07/31/2003       0       0    106      106
                                            Asset Guaranty, Pre-refunded @ 100
                                            (A)
         0           0       500        500 Southern Idaho Regional Solid Waste    5.45   11/01/2013       0       0    506      506
                                            Project COP LOC
         0           0       400        400 Teton, School District # 401 GO, FSA   5.50   08/01/2010       0       0    415      415

         0           0       145        145 Twin Falls & Cassia, Joint School      5.45   08/01/2015       0       0    146      146
                                            District # 418 GO, MBIA
         0           0       400        400 Twin Falls, School District # 413      5.25   07/30/2013       0       0    403      403
                                            GO, Cl A, AMBAC
         0           0       420        420 Twin Falls, School District # 413      5.25   07/30/2014       0       0    422      422
                                            GO, Cl A, AMBAC
         0           0       195        195 Twin Falls, School District # 415      5.50   08/01/2015       0       0    195      195
                                            GO, Asset Guaranty
         0           0       200        200 University of Idaho, Student Fee RB,   5.85   04/01/2011       0       0    209      209
                                            FSA
         0           0       500        500 University of Idaho, Student Fee RB,   6.00   04/01/2026       0       0    511      511
                                            Kibbie & Enroll Project, Series D,
                                            FSA
         0           0       500        500 University of Idaho, Student Fee RB,   5.65   04/01/2022       0       0    507      507
                                            University Commons Project, MBIA
         0         465         0        465 Idaho State Health Facilities          6.13   05/01/2025       0     423      0      423
                                            Authority RB, Bannock Regional
                                            Medical Center Project

                                                                              ------------------------------------------------------
                                                                                                       2,249     938 28,604   31,791

                                            ILLINOIS
                                            Illinois Development Finance
    35,000           0         0     35,000 Authority Retirement Housing Revenue   5.92    7/15/2023   7,615       0      0   7,615
                                            Regency Park Series
                                            A
                                            Illinois Development Finance
     1,000           0         0      1,000 Authority Revenue Community            5.70     7/1/2019     839       0      0     839
                                            Rehabilitation Providers Series A
                                            Illinois Development Financial
       950           0         0        950 Authority Revenue  Community           7.88     7/1/2020     850       0      0     850
                                            Rehabilitation Providers Series A
                                            Illinois Development Financial
     1,735           0         0      1,735 Authority Revenue  Community           7.88     7/1/2020   1,975       0      0   1,975
                                            Rehabilitation Providers Series A
                                            Illinois Development Finance
     1,120           0         0      1,120 Authority Revenue Community            5.65     7/1/2019     934       0      0     934
                                            Rehabilitation Providers Series C
                                            Illinois Educational Facilities
     4,940           0         0      4,940 Authority Revenue Capital              5.99     7/1/2014   2,066       0      0   2,066
                                            Appreciation
                                            Refunded
                                            Illinois HFFA Revenue Edgewater
     1,120           0         0      1,120 Medical Center Series A                9.25     7/1/2024   1,294       0      0   1,294
                                            Illinois HFFA Revenue Healthcare
     4,500           0         0      4,500 System                                 6.25   11/15/2029   4,241       0      0   4,241
                                            Lake County, IL, Community Unit
     1,025           0         0      1,025 School District  #116 Educational      7.60     2/1/2013   1,234       0      0   1,234
                                            Facilities Revenue Rund Lake
                                            Regional Transportation Authority IL
     7,350           0         0      7,350 Sales Tax Revenue Series D FGIC        7.75     6/1/2019   9,144       0      0   9,144
                                            Insured
                                            Bryant, Pollution Control RB,
         0       1,000         0      1,000 Central Illinois Light Project         5.90   08/01/2023       0     950      0     950
                                            Chicago, Board of Education GO,
         0         500         0        500 School Reform Board, Series A, FGIC    5.50   12/01/2026       0     483      0     483
                                            Chicago, Multi-Family Housing RB,
         0         500         0        500 Bryne Mawr/Belle Project, GNMA, AMT    6.13   06/01/2039       0     507      0     507
                                            Illinois State Health Facilities
         0         520         0        520 Authority RB, Holy Cross Hospital      6.25   03/01/2004       0     522      0     522
                                            Project, GOH
                                            Illinois State Housing Development
         0         235         0        235 Authority RB, Multi-Family Housing,    7.00   07/01/2017       0     236      0     236
                                            HUD
                                            Illinois State, Sales Tax RB, Series
         0       1,255         0      1,255 P                                      6.50   06/15/2022       0   1,368      0   1,368
                                            Jackson and Williamson GO, AMBAC
         0         500         0        500                                        6.25   12/01/2015       0     531      0     531
                                            Rockford, Mortgage Authority RB,
         0       1,000         0      1,000 Faust Landmark Apartments, Series A,   6.75   01/01/2018       0   1,059      0   1,059
                                            MBIA, AMT, HUD
                                                                              -----------------------------------------------------
                                                                                                      30,192   5,656      0  35,848


                                            INDIANA
                                            Hammod, Multi-School Building RB,
         0         720         0        720 First Mortgage Project, State Aid      6.13   07/15/2019       0     741      0     741
                                            Witholding
                                            Indiana State Toll Financial
         0          25         0         25 Authority RB                           6.00   07/01/2013       0      25      0      25
                                            Indianapolis, Local Public
         0         290         0        290 Improvement RB, Series B               6.00   01/10/2020       0     306      0     306
                                            Petersburg, Pollution Control RB,
         0         105         0        105 Indianapolis Power & Light Project     6.63   12/01/2024       0     107      0     107

                                                                              -----------------------------------------------------
                                                                                                           0   1,179      0   1,179

                                            IOWA
                                            Iowa Finance Authority SFMR Mortgage
     1,225           0         0      1,225 Backed Securities Program Series B     6.95     7/1/2024   1,275       0      0   1,275
                                            Iowa Finance Authority SFMR Series B   7.45     7/1/2023     191       0      0     191
       185           0         0        185 Iowa City, Sewer RB, MBIA              5.75   07/01/2021       0   1,006      0   1,006
         0       1,000         0      1,000 Iowa State Finance Authority RB,
         0         475         0        475 Series F, GNMA/FNMA                    5.70   01/01/2027             464      0     464
                                            Iowa State Hospital Facility RB,
         0         200         0        200 Sisters of Mercy Health Project,       6.25   02/15/2022             204      0     204
                                            Series N, FSA

                                                                              -----------------------------------------------------
                                                                                                       1,466   1,674      0   3,140

                                            KANSAS
     3,175           0         0      3,175 Kansas State DOT Highway Revenue       7.25     9/1/2008   3,649       0      0   3,649
                                            Series A
     3,755           0         0      3,755 Sedgwick & Shawnee Counties KS SFMR    6.70     6/1/2029   4,086       0      0   4,086
                                            Mortgage Backed Securities Series A2
                                            Collateralized by GNMA

                                                                              -----------------------------------------------------
                                                                                                       7,735       0      0   7,735

                                            KENTUCKY
         0         500         0        500 Kentucky State Economic Development    5.88   10/01/2022       0     338      0     338
                                            Finance RB, Appalachian Hospital
                                            System
         0         100         0        100 University of Louisville,              5.88   05/01/2011       0     103      0     103
                                            Consolidated Educational Building,
                                            School Board Guaranty RB, Series H

                                                                              -----------------------------------------------------
                                                                                                           0     441      0     441


                                            LOUISIANA
                                            Louisiana Public Facilities
       235           0         0        235 Authority Revenue Student Loan LA      6.85     1/1/2009     244       0      0     244
                                            Opportunity Loans Series A
                                            Louisiana Stadium & Exposition
     2,000           0         0      2,000 District Hotel Occupancy Tax &         4.75     7/1/2021   1,717       0      0   1,717
                                            Stadium Revenue
                                            Rapides Parish LA Housing & Mortgage
     5,000           0         0      5,000 Finance Authority Capital              7.45    7/10/2014   1,882       0      0   1,882
                                            Appreciation Revenue Series C
                                            St. Bernard Parish LA Housing
     2,900           0         0      2,900 Mortgage Authority SFMR Series 1992 C  7.65    7/10/2014   1,026       0      0   1,026
                                            Louisiana State, Stadium &
         0       1,000         0      1,000 Exposition District RB, Series B,      5.00   07/01/2026       0     890      0     890
                                            FGIC

                                                                              -----------------------------------------------------
                                                                                                       4,869     890      0   5,759

                                            MAINE
                                            Maine State Housing Authority RB,
         0       1,000         0      1,000 Series D2, AMT                         5.90   11/15/2025       0     984      0     984


                                            MASSACHUSETTS
                                            Massachusetts Bay Transportation
     5,325           0         0      5,325 Authority General Transportation       6.20     3/1/2016   5,765       0      0   5,765
                                            System Revenue Series B
                                            Massachusetts EDFA Revenue Series C
     4,490           0         0      4,490 MBIA  Insured                          4.80    12/1/2010   4,233       0      0   4,233
                                            Massachusetts State College Building
     2,500           0         0      2,500 Authority  Educational Facilities      7.50     5/1/2014   3,006       0      0   3,006
                                            Revenue Series A
                                            Massachusetts State Development
     2,235           0         0      2,235 Finance Agency Resource Recovery       5.30    12/1/2014   1,939       0      0   1,939
                                            Revenue Ogden Haverhill Project
                                            Series B
                                            Massachusetts State Health &
     2,500           0         0      2,500 Educational Facilities Authority       5.70     7/1/2015   2,107       0      0   2,107
                                            Revenue Caritas Christi Obligations
                                            Group A
                                            Massachusetts State HFA Residential
     1,000           0         0      1,000 Development FNMA Collateralized        6.90   11/15/2021   1,047       0      0   1,047
                                            Massachusetts State HFA SFMR Series
       750           0         0        750 26                                     5.60     6/1/2025     696       0      0     696
                                            Massachusetts State Turnpike
    10,000           0         0     10,000 Authority Metropolitan Highway         4.75     1/1/2034   8,266       0      0   8,266
                                            System Revenue Series A
                                            New Bedford MA IDA Revenue Aerovox
       380           0         0        380 Incorporated Project Series 1982       7.42     7/1/2002     382       0      0     382
                                            Massachusetts State Health &
         0         200         0        200 Education Authority RB,                5.88   07/01/2018       0     208      0     208
                                            Melrose-Wakefield Hospital, Series
                                            B, GOH, ETM
                                            Massachusetts State Water Pollution
         0         400         0        400 Authority RB, MWRA Project,            6.00   08/01/2023       0     410      0     410
                                            Subseries A

                                                                              -----------------------------------------------------
                                                                                                      27,441     618      0  28,059

                                            MICHIGAN
     2,990           0         0      2,990 Michigan State HFFA Revenue Henry
                                            Ford Health System Series A            6.00   11/15/2019   2,916       0      0   2,916
     2,760           0         0      2,760 Wayland MI USD GO FGIC Insured

                                                                                   8.00     5/1/2010   3,373       0      0   3,373

                                                                              -----------------------------------------------------
                                                                                                       6,289       0      0   6,289

                                            MINNESOTA
                                            Austin MN Housing & Redevelopment
       500           0         0        500 Authority Governmental Housing Gross   7.25     1/1/2032     503       0      0     503
                                            Revenue Courtyard Residence Project
                                            Series A
                                            Minneapolis St. Paul MN Housing
       290           0         0        290 Finance Board SFMR Phase IX            7.30     8/1/2031     296       0      0     296
                                            Minneapolis & St. Paul, Housing &
         0         500         0        500 Redevelopment Authority RB, Group      6.90   10/15/2022       0     503      0     503
                                            Health Plan Project

                                                                              -----------------------------------------------------
                                                                                                         799     503      0   1,302

                                            MISSOURI
         0         500         0        500 Boone, Public Water Supply RB,         5.50   05/01/2029       0     450      0     450
                                            District # 07
         0         200         0        200 Springfield, Public Building           5.90   11/01/2014       0     209      0     209
                                            Leasehold RB, Parks Department
                                            Improvement Project, FSA
                                            Total Missouri
                                                                                                           0     659      0     659


                                            NEBRASKA
                                            Lincoln-Lancaster, Public Building
         0         150         0        150 Commission RB, Tax Supported Lease     6.00   10/15/2026       0     153      0     153
                                            Rental, GOC
                                            Total Nebraska

                                            NEVADA
     2,000           0         0      2,000 Clark County NV IDR Nevada Power       5.90    11/1/2032   1,717       0      0   1,717
                                            Company Project Series A
         0         180         0        180 Nevada State Housing Division RB,      6.50   10/01/2016       0     185      0     185
                                            Single Family Program, Series C-1,
                                            FHA
         0         280         0        280 Nevada State Housing Division RB,      6.25   10/01/2016       0     286      0     286
                                            Multi-Unit Housing, Saratoga Palms,
                                            AMT, FNMA

                                                                              -----------------------------------------------------
                                                                                                       1,717     471      0   2,188



                                            NEW HAMPSHIRE
         0       1,170         0      1,170 New Hampshire State Higher             5.80   11/01/2027       0   1,052      0   1,052
                                            Educational & Health Facilities
                                            Authority RB, Androscoggin Valley
                                            Hospital


                                            NEW JERSEY
     1,570           0         0      1,570 New Jersey Health Care Facilities      6.50     7/1/2009   1,546       0      0   1,546
                                            Financing Authority Revenue
                                            Englewood Hospital & Medical Center
     1,250           0         0      1,250 New Jersey State Housing & Mortgage    7.00     5/1/2030   1,301       0      0   1,301
                                            Finance Agency MFHR Presidential
                                            Plaza FHA Insured
         0         140         0        140 New Jersey State Health Care           7.25   07/01/2027       0     124      0     124
                                            Facility Financing Authority RB,
                                            Raritan Bay Center

                                                                              -----------------------------------------------------
                                                                                                       2,847     124      0   2,971

                                            NEW MEXICO
     3,040           0         0      3,040 Bernalillo County NM Gross Receipts    5.20     4/1/2021   2,876       0      0   2,876
                                            Tax Revenue Bonds
     1,475           0         0      1,475 Bernalillo County NM Gross Receipts    5.25     4/1/2027   1,390       0      0   1,390
                                            Tax Revenue Bonds
     3,500           0         0      3,500 Bernalillo County NM Gross Receipts    5.70     4/1/2027   3,508       0      0   3,508
                                            Tax  Revenue Bonds Series B
     2,000           0         0      2,000 Farmington NM PCR Public Service       6.38     4/1/2022   1,891       0      0   1,891
                                            Company San Juan Project Series D
       690           0         0        690 Hobbs NM SFMR                          8.75     7/1/2011     748       0      0     748

     6,585           0         0      6,585 Santa Fe County NM Correctional        6.00     2/1/2027   6,836       0      0   6,836
                                            Systems Revenue FSA Insured
         0         375         0        375 Carlsbad, Multi-Family Housing RB,     7.38   08/01/2027       0     368      0     368
                                            Colonial Hillcrest
         0         430         0        430 Southeastern New Mexico Affordable     7.25   12/01/2027       0     399      0     399
                                            Housing RB, Casa Hermosa Apartments


                                                                              -----------------------------------------------------
                                                                                                      17,249     767      0  18,016


                                            NEW YORK
     2,400           0         0      2,400 New York NY City Transitional          4.75     5/1/2023   2,053       0      0   2,053
                                            Finance Authority Revenue
     1,480           0         0      1,480 New York NY GO Series B1 Prerefunded   7.30    8/15/2010   1,635       0      0   1,635
                                            8/15/04 @ 101
     1,340           0         0      1,340 New York NY GO Series B1 Prerefunded   7.38    8/15/2013   1,484       0      0   1,484
                                            8/15/04 @ 101
         0       1,000         0      1,000 New York State Dormitory Authority     6.10   02/01/2037       0   1,006      0   1,006
                                            RB, Menorah Campus, FHA
         0         280         0        280 New York State Local Government        6.00   04/01/2024       0     286      0     286
                                            Assistance RB, Series A, GOC
         0         100         0        100 New York State Medical Care            6.50   08/15/2004       0     109      0     109
                                            Facilities RB, Series E, MBIA,
                                            Pre-refunded @ 102 (A)
         0       1,000         0      1,000 New York State Metropolitan            5.63   07/01/2027       0     971      0     971
                                            Transportation Authority RB, Series
                                            C1
         0         270         0        270 New York State Unrefunded Balance      6.00   08/01/2026       0     274      0     274
                                            GO, Series E
         0         485         0        485 Newark-Wayne, Community Hospital RB,   7.60   09/01/2015       0     493      0     493
                                            Series A, GOH
         0         500         0        500 United Nations Development RB,         5.60   07/01/2026       0     482      0     482
                                            Series B, GOC


                                                                              -----------------------------------------------------
                                                                                                       5,172   3,621      0   8,793

                                            NORTH CAROLINA
     4,000           0         0      4,000 North Carolina Eastern Municipal       5.70     1/1/2017   3,705       0      0   3,705
                                            Power Revenue Series B
         0         375         0        375 North Carolina State Eastern           4.00   01/01/2018       0     313      0     313
                                            Municipal Power Agency RB, Series A,
                                            ETM

         0       1,000         0      1,000 North Carolina State Eastern           6.00   01/01/2022       0   1,059      0   1,059
                                            Municipal Power Agency RB, Series A,
                                            Pre-refunded @ 100 (A)
         0         500         0        500 North Carolina State Medical Care      4.75   10/01/2026       0     414      0     414
                                            Commission RB, Firsthealth of the
                                            Carolinas
         0         500         0        500 North Carolina State Municipal Power   6.00   01/01/2020       0     487      0     487
                                            Agency RB, Series B

                                                                              -----------------------------------------------------
                                                                                                       3,705   2,273      0   5,978

                                            NORTH DAKOTA
         0         255         0        255 Fargo, Multi-Family Housing RB         7.13   02/01/2026       0     237      0     237
         0         260         0        260 North Dakota State Housing Finance     5.95   07/01/2017       0     262      0     262
                                            Agency RB, Home Mortgage, Series C,
                                            AMT
         0         335         0        335 North Dakota State Housing Finance     6.10   07/01/2028       0     335      0     335
                                            Agency RB, Home Mortgage, Series C,
                                            AMT

                                                                              -----------------------------------------------------
                                                                                                           0     834      0     834


                                            OHIO
     2,000           0         0      2,000 Pike County OH Hospital Facilities     7.00     7/1/2022   1,836       0      0   1,836
                                            Revenue Pike Health Services
                                            Incorporated Project
         0         500         0        500 Butler, Hospital Facilities RB,        5.00   11/15/2028       0     398      0     398
                                            Middletown Hospital
         0       1,000         0      1,000 Erie, Franciscan Service RB,           6.00   01/01/2013       0     986      0     986
                                            Providence Hospital
         0         250         0        250 Johnstown, Waterworks System RB        6.00   12/01/2017       0     242      0     242
         0         600         0        600 Mason, Tax Increment Financing         5.30   12/01/2018       0     541      0     541
                                            Authority,  J. W. Harris Development
                                            Ltd. Project, LOC
         0          76         0         76 Montgomery, Special Assessment GO,     6.00   12/01/2017       0      77      0      77
                                            Montgomery Woods Project
         0         500         0        500 Oak Hills, Local School District GO,   5.70   12/01/2025       0     495      0     495
                                            Series A
         0         400         0        400 Perrysburg, School District GO,        5.35   12/01/2025       0     378      0     378
                                            Exempt Village School District

                                                                              -----------------------------------------------------
                                                                                                       1,836   3,117      0   4,953

                                            OKLAHOMA
       200           0         0        200 Pryor Creek OK, EDA Mortgage Revenue   7.13     7/1/2021     202       0      0     202
                                            Series A
       365           0         0        365 Tulsa County OK HFA Mortgage Revenue   7.55     5/1/2023     373       0      0     373
                                            GNMA Collateralized Series B
       405           0         0        405 Tulsa County OK HFA Mortgage Revenue   7.10     6/1/2022     414       0      0     414
                                            GNMA Collateralized Series C
     1,245           0         0      1,245 Tulsa OK IDA Revenue University of     6.00    10/1/2016   1,321       0      0   1,321
                                            Tulsa Series A MBIA Insured
                                                                              -----------------------------------------------------
                                                                                                       2,310       0      0   2,310

                                            OREGON
     1,500           0         0      1,500 Klamath Falls OR Electric Revenue      5.88     1/1/2016   1,343       0      0   1,343
                                            Lien-Klamath Cogen
     8,500           0         0      8,500 Klamath Falls OR Electric Revenue      6.00     1/1/2025   7,475       0      0   7,475
                                            Lien-Klamath Cogen Project
     1,000           0         0      1,000 Oregon State Health Housing            5.25    10/1/2016     781       0      0     781
                                            Educational & Cultural Facilities
                                            Authority
     2,000           0         0      2,000 Washington County OR Housing           6.13     7/1/2029   1,811       0      0   1,811
                                            Authority Revenue Affordable Housing
                                            Pool Series A
         0         500         0        500 Lane, School District # 52, School     5.63   06/15/2020       0     501      0     501
                                            Board Guaranty GO
         0         500         0        500 Oregon State Economic Development      5.70   12/01/2025       0     442      0     442
                                            RB, Pacific Corporation Project,
                                            Series 183, AMT
                                                                              -----------------------------------------------------
                                                                                                      11,410     943      0  12,353

                                            PENNSYLVANIA
     2,000           0         0      2,000 Carbon County PA Industrial            6.70     5/1/2012   2,002       0      0   2,002
                                            Development Authority Revenue
                                            Panther Creek Partners Project
     2,250           0         0      2,250 Chester County PA Health & Education   5.38    5/15/2027   1,885       0      0   1,885
                                            Facilities Authority Revenue
                                            Jefferson Health System Series B
     4,230           0         0      4,230 Cumberland County PA Municipal         6.80   11/15/2023   3,854       0      0   3,854
                                            Authority Revenue Carlisle Hospital
                                            & Health
     1,375           0         0      1,375 Montgomery County PA Higher            6.60     7/1/2010   1,351       0      0   1,351
                                            Education & Health Authority Revenue
                                            Montgomery Hospital Medical Center
                                            Project Series B
       500           0         0        500 Pennsylvania State Higher Education    7.05    10/1/2016     536       0      0     536
                                            Assistance  Agency Student Loan
                                            Revenue Series A AMBAC Insured
     6,000           0         0      6,000 Pennsylvania State Higher Education    7.60     3/1/2022   6,120       0      0   6,120
                                            Assistance  Agency Student Loan
                                            Revenue Series A AMBAC Insured+/-
     4,500           0         0      4,500 Philadelphia PA School District GO     4.50     4/1/2023   3,702       0      0   3,702
                                            Series A MBIA Insured
         0         500         0        500 Allegheny, Hospital Development        5.75   05/15/2017       0     413      0     413
                                            Authority RB, St Francis Medical
                                            Center Project
         0         500         0        500 Allentown, Hospital Authority RB,      6.75   11/15/2014       0     493      0     493
                                            Sacred Heart Hospital of Allentown
         0         500         0        500 Dauphin, General Authority Office      6.00   01/15/2025       0     446      0     446
                                            RB, Office & Packaging Project,
                                            Series A
         0         500         0        500 Delaware, Hospital Authority RB,       6.00   12/15/2020       0     431      0     431
                                            Crozer-Chester Medical Center
         0         100         0        100 Pennsylvania State GO                  9.00   10/01/2000       0     101      0     101
         0         750         0        750 Pennsylvania State Housing Finance     6.88   10/01/2024       0     778      0     778
                                            Agency RB, Single Family Mortgage,
                                            Series 39B, AMT
         0       1,250         0      1,250 Pennsylvania State Housing Finance     5.80   10/01/2029       0   1,214      0   1,214
                                            Agency RB, Single Family Mortgage,
                                            Series 59A, GOA, AMT
         0         500         0        500 Scranton-Lackawanna, Health &          6.25   07/01/2020       0     431      0     431
                                            Welfare Authority RB, Moses Taylor
                                            Hospital Project
         0         500         0        500 Warren, Hospital Authority RB,         6.90   04/01/2011       0     504      0     504
                                            Warren General Hospital Project,
                                            Series A, GOH
         0         500         0        500 Washington, Hospital Authority RB,     7.35   06/01/2003       0     499      0     499
                                            Canonsburg General Hospital Project,
                                            Pre-refunded @ 102 (A)
                                                                              -----------------------------------------------------
                                                                                                      19,450   5,310      0  24,760

                                            PUERTO RICO
         0           0       735        735 Puerto Rico Commonwealth Highway &     6.25   07/01/2016       0       0    823     823
                                            Transportation Authority Highway RB,
                                            Series Z, FSA
         0           0       400        400 Puerto Rico Commonwealth Highway &     6.25   07/01/2013       0       0    446     446
                                            Transportation Authority Highway RB,
                                            Series Z, MBIA
         0           0       500        500 Puerto Rico Commonwealth Highway &     6.25   07/01/2014       0       0    558     558
                                            Transportation Authority Highway RB,
                                            Series Y, FSA
         0           0       250        250 Puerto Rico Commonwealth Highway &     5.50   07/01/2026       0       0    249     249
                                            Transportation Authority Highway RB,
                                            Series Y, MBIA
                                                                              -----------------------------------------------------
                                                                                                           0       0  2,076   2,076


                                            RHODE ISLAND
         0         325         0        325 Rhode Island Depositors Economic       6.38   08/01/2022       0     357      0     357
                                            Protection Corporation, Special
                                            Obligation RB, Series A, ETM
         0         150         0        150 Rhode Island State, Convention         5.75   05/15/2020       0     151      0     151
                                            Center Authority RB, Series A, AMBAC
         0       1,000         0      1,000 Rhode Island State Housing &           5.95   04/01/2029       0     986      0     986
                                            Mortgage Finance RB, Series 23, AMT
                                                                                                     ------------------------------
                                                                                                           0   1,494      0   1,494

                                            SOUTH CAROLINA
     8,800           0         0      8,800 Connector 2000 Association             5.73     1/1/2017   2,466       0      0   2,466
                                            Incorporated SC Toll Road Revenue
                                            Southern Connector Project Series
                                            B
     9,100           0         0      9,100 Connector 2000 Association             5.75     1/1/2018   2,349       0      0   2,349
                                            Incorporated SC Toll Road Revenue
                                            Southern Connector Project Series B
     9,400           0         0      9,400 Connector 2000 Association             5.75     1/1/2019   2,245       0      0   2,245
                                            Incorporated SC Toll Road Revenue
                                            Southern Connector Project Series
                                            B
     1,000           0         0      1,000 Loris SC Community Hospital District   5.63     1/1/2029     805       0      0     805
                                            Hospital Revenue Series B South
                                            Carolina State Connector 2000
                                            Association RB, Toll Road
         0         500         0        500 Project, (B)                           5.85 + 01/01/2031       0      49      0      49
         0       1,000         0      1,000 University of South Carolina RB, MBIA  5.75   06/01/2026       0   1,003      0   1,003
                                                                                                    -------------------------------
                                                                                                       7,865   1,052      0   8,917


                                            SOUTH DAKOTA
     3,500           0         0      3,500 South Dakota State HEFA Revenue        7.30     4/1/2016   3,545       0      0   3,545
                                            Huron Regional Medical Center
         0         500         0        500 South Dakota State Health &            7.25   04/01/2020       0     508      0     508
                                            Education Facilities RB, Huron
                                            Regional Medical Center                                 -------------------------------
                                                                                                       3,545     508      0   4,053
                                            TENNESSEE
    14,250           0         0     14,250 Metropolitan Governments of            5.72     6/1/2021   3,468       0      0   3,468
                                            Nashville & Davidson County TN
                                            Health & Educational Facilities
                                            Revenue Volunteer Health Care
         0         500         0        500 Nashville & Davidson Counties,         5.00   08/01/2012       0     474      0     474
                                            Health & Education Facility RB,
                                            Open Arms Development Center                            -------------------------------
                                                                                                       3,468     474      0   3,942

                                            TEXAS
       320           0         0        320 Baytown TX Housing Finance             8.50     9/1/2011     354       0      0     354
                                            Corporation SFMR Series 1992 A
     1,535           0         0      1,535 Beaumont TX Housing Finance            9.20     3/1/2012   1,729       0      0   1,729
                                            Corporation Revenue Brazos
                                            River Authority TX Utilities
     2,900           0         0      2,900 Revenue Houston Industries             5.13     5/1/2019   2,665       0      0   2,665
                                            Incorporated Project Series A
     2,000           0         0      2,000 Columbia & Brazoria TX Independent     4.75     2/1/2025   1,697       0      0   1,697
                                            School District GO PSFG Insured
     1,145           0         0      1,145 Corpus ChristiTX HFA Housing Revenue   7.70     7/1/2011   1,210       0      0   1,210
                                            Series A MBIA Insured
     2,150           0         0      2,150 Cypress Fairbanks TX Independent       4.75    2/15/2022   1,843       0      0   1,843
                                            School District PSFG Insured
     2,395           0         0      2,395 Desoto TX Housing Finance              7.00     2/1/2025   2,633       0      0   2,633
                                            Corporation MFHR Windsor Foundation
                                            Project Series A
       180           0         0        180 El Paso TX Housing Finance             8.75    10/1/2011     197       0      0     197
                                            Corporation SFMR Series A
     2,000           0         0      2,000 Fort Bend TX Independent School        5.38    2/15/2024   1,891       0      0   1,891
                                            District Public School Financed
                                            Insured
       220           0         0        220 Galveston County TX Property Finance   8.50     9/1/2011     237       0      0     237
                                            Authority Incorporated SFMR Series A
     1,300           0         0      1,300 Grape Creek-Pulliam TX Independent     7.25    5/15/2021   1,374       0      0   1,374
                                            School District Public Facilities
                                            Corporation GO
     1,115           0         0      1,115 Harlandale TX Independent School       5.50   10/15/2012   1,069       0      0   1,069
                                            District Public Facilities
                                            Corporation Lease Revenue
                                            Educational Facilities Revenue
     3,690           0         0      3,690 Houston TX Housing Finance             8.00     6/1/2014    3,927      0      0   3,927
                                            Corporation SFMR  Series A-1
     2,250           0         0      2,250 Houston TX Housing Finance             8.00     6/1/2014    2,418      0      0   2,418
                                            Corporation SFMR  Series B-1
     1,000           0         0      1,000 La Porte TX GO Independent School      4.25    2/15/2018      820      0      0     820
                                            District PSFG Insured
     1,000           0         0      1,000 La Porte TX GO Independent School      4.25    2/15/2019      810      0      0     810
                                            District PSFG Insured
     3,075           0         0      3,075 Lufkin TX Health Facilities            6.88    2/15/2026    2,842      0      0   2,842
                                            Development Corporation Health
                                            System  Revenue Memorial Health
                                            System of East Texas
     1,005           0         0      1,005 Port Arthur TX Housing Finance         8.70   3/1/2012      1,101      0      0   1,101
                                            Corporation SFMR
     4,180           0         0      4,180 San Antonio TX Higher Education        7.13  11/1/2015      4,398      0      0   4,398
                                            Authority Incorporated Educational
                                            Facilities Revenue
     2,200           0         0      2,200 Texas State Department of Housing &    8.10   9/1/2015      2,392      0      0   2,392
                                            Community Affairs SFMR Series A
     1,040           0         0      1,040 Texas State PFA Building Revenue       4.50   2/1/2017        886      0      0     886
                                            State Preservation Board Series A
                                            AMBAC Insured
       295           0         0        295 Travis County TX Housing Finance       7.00  12/1/2011        303      0      0     303
                                            Corporation Residential Mortgage
                                            Revenue GNMA/FNMA Mortgage Backed
                                            Securities Series A
         0         500         0        500 Beaumont, Multi-Family Housing RB,     6.45 06/15/2022          0    506      0     506
                                            Park Shadows Project, FNMA
         0         325         0        325 Carroll, Independent School District   6.75 08/15/2020          0    371      0     371
                                            GO, PSFG
         0         700         0        700 Denison, Hospital Authority            6.13 08/15/2017          0    586      0     586
                                            RB,Texoma Medical Center Project
         0         500         0        500 Harris County, Industrial              6.95 02/01/2022          0    516      0     516
                                            Development RB, Gatx Terminals
                                            Project
         0         200         0        200 Socorro, Independent School District   5.75 02/15/2021          0    210      0     210
                                            GO
         0         160         0        160 Texarkana, Health Facilities RB,       6.00 10/01/2017          0    168      0     168
                                            Wadley Regional Medical Center,
                                            Series B, MBIA
                                                                                                  ---------------------------------
                                                                                                       36,796  2,357      0  39,153

                                            UTAH
     1,450         410         0      1,860 Salt Lake County UT EDFA Revenue       5.75  10/1/2027      1,313    383      0   1,696
                                            Westminster College Project
     1,100           0         0      1,100 Utah State Board Regents Student       6.70  11/1/2015      1,140      0      0   1,140
                                            Loan Revenue Amortized Series H
       500           0         0        500 Utah State Board Regents Student       7.45  11/1/2008        515      0      0     515
                                            Loan Revenue Series F
         5           0         0          5 Utah State HFA SFMR Series D2          6.45   1/1/2011          5      0      0       5
    11,500           0         0     11,500 Weber County UT Hospital Revenue IHC   5.00  8/15/2030      9,835      0      0   9,835
                                            Health Service Incorporated AMBAC
                                            Insured
         0         500         0        500 Provo City, Housing Authority RB,      5.80 07/20/2022          0    492      0     492
                                            Lookout Pointe Apartments, GNMA
         0         275         0        275 Salt Lake City, Metropolitan Water     4.10 08/01/2004          0    247      0     247
                                            Division RB, FGIC
         0         250         0        250 Utah State Building Ownership          5.50 05/15/2019          0    250      0     250
                                            Authority Lease RB, Student
                                            Facilities Master Lease, Series C,
                                            FSA
         0          75         0         75 Utah State Housing Finance Agency      6.80 01/01/2012          0     78      0      78
                                            RB, Single Family Mortgage, FHA
         0       1,000         0      1,000 Weber County, Municipal Building       5.75 12/15/2019          0  1,004      0   1,004
                                            Authority RB, MBIA
                                                                                                    -------------------------------
                                                                                                       12,808   2,454     0  15,262

                                            VERMONT
         0         365         0        365 Vermont State Housing Finance Agency   6.00 05/01/2037       0     364        0     364
                                            RB, Series 9, MBIA, AMT
         0         900         0        900 Vermont State Student Assistance       6.70 12/15/2012       0     946        0     946
                                            Financing RB, Series B, FSA, AMT
                                                                                                    -------------------------------
                                                                                                         0   1,310        0   1,310

                                            VIRGINIA
     3,000           0         0      3,000 Fairfax County VA Redevelopment &      7.60  10/1/2036   3,105       0        0   3,105
                                            Housing Authority MFHR Burke Shire
                                            Commons
         0       1,000         0      1,000 Chesapeake Bay Bridge and Tunnel       5.50 07/01/2025       0     995        0     995
                                            Commission RB, General Resolution,
                                            MBIA
                                                                                                    -------------------------------
                                                                                                     3,105     995        0   4,100

                                            WASHINGTON
     1,748           0         0      1,748 Kitsap County WA Housing Authority     7.10  8/20/2016   1,947       0        0   1,947
                                            Revenue MFHR Bonds Low Income
                                            Housing Collaterized by GNMA
     6,205           0         0      6,205 Port Longview WA Revenue Series A      5.00  12/1/2014   5,567       0        0   5,567

     1,100           0         0      1,100 Vancouver WA Housing Authority         5.65   3/1/2031     930       0        0     930
                                            Revenue Springbrook Square
     2,750           0         0      2,750 Washington Public Power Supply         6.00   7/1/2007   2,894       0        0   2,894
                                            System Power  Revenue Nuclear
                                            Project #2 Series A
     4,000           0         0      4,000 Washington State Housing Finance       5.25   7/1/2002   3,990       0        0   3,990
                                            Commission Nonprofit Housing Revenue
                                            Ocean Ridge Apartments Project
                                            Series A
     1,145           0         0      1,145 Washington State Housing Finance       7.10   7/1/2022   1,169       0        0   1,169
                                            Commission SFMR GNMA/FNMA
                                            Collateralized Series E
     2,000           0         0      2,000 Washington State Public Power Supply   5.13   7/1/2018   1,830       0        0   1,830
                                            System Power Revenue Nuclear Project
                                            #2 Series A
     4,980           0         0      4,980 Washington State University            5.38   6/1/2029   4,626       0        0   4,626
                                            Washington Education Lease Revenue
                                            4225 Roosevelt Project Series A
     3,000           0         0      3,000 Yakima County WA School District       6.75  12/1/2006   3,301       0        0   3,301
                                            #007 GO MBIA Insured
         0         500         0        500 Clark County, School District # 98     6.15 12/01/2015       0     528        0     528
                                            GO, MBIA
         0         110         0        110 King County GO, MBIA                   6.13 01/01/2033       0     112        0     112

         0         820         0        820 Pilchuck, State Development RB,        6.00 08/01/2023       0     781        0     781
                                            Tramco Project, AMT
         0       1,000         0      1,000 Seattle, Low Income Housing            7.40 11/20/2036       0   1,111        0   1,111
                                            Assistance Authority RB, Kin On
                                            Project, GNMA
         0         500         0        500 Seattle, Water Systems RB, Series B,   6.00 07/01/2029       0     509        0     509
                                            FGIC
         0         220         0        220 Snohomish County, Public Utility RB,   6.00 01/01/2018       0     223        0     223
                                            District # 001, FGIC
         0         110         0        110 Stevens County, Water Power RB,        6.00 12/01/2023       0     105        0     105
                                            Kettle Project
         0         250         0        250 Washington State GO, Series B & At-7   6.40 06/01/2017       0     276        0     276
                                            Washington State Housing Finance RB,
                                            Seattle University
         0         250         0        250 Washington State Housing Finance RB,   5.30 07/01/2031       0     226        0     226
                                            Seattle University Auxiliary
                                            Services Project, LOC
                                                                                                    --------------------------------
                                                                                                    26,254   3,871        0   30,125

                                            WASHINGTON D.C.
                                            Washington DC Convention Center
     8,300           0         0      8,300 Authority Dedicated Tax Revenue        4.75  10/1/2028   6,851       0        0    6,851

                                            WEST VIRGINIA
                                            West Virginia State Hospital
                                            Financing Authority RB, Fairmont
         0         140         0        140 General Hospital, GOH                  6.75 03/01/2014       0     138        0      138

                                            WISCONSIN
                                            Wisconsin Center District Tax
     1,750           0         0      1,750 Revenue JR Dedicated FSA Insured       5.25 12/15/2023   1,655       0        0    1,655
                                            Wisconsin Center District Tax
     4,950           0         0      4,950 Revenue JR Dedicated FSA Insured       5.25 12/15/2027   4,643       0        0    4,643
         0         145         0        145 Wisconsin State GO, Series D, AMT      5.80 05/01/2020       0     145        0      145
                                            Wisconsin State Health & Education
                                            Facilities RB, Franciscan Skemp
         0       1,000         0      1,000 Medical Center                         6.13 11/15/2015       0   1,034        0    1,034
                                            Wisconsin State Housing & Economic
         0         550         0        550 Development RB, Series A, GOA          6.00 09/01/2015       0     558        0      558
                                                                                                    --------------------------------
                                                                                                     6,298   1,737        0    8,035


                                            WYOMING
                                            Jackson, National Rural Utilities
                                            RB, Lower Valley Power & Light,
         0         500         0        500 Series B, AMT                          5.88 05/01/2026       0     488        0      488
         0         600         0        600 Teton County, Hospital District RB     5.80 12/01/2017       0     593        0      593
                                            Wyoming State Community Development
         0         420         0        420 Authority RB, Series 4, AMT            5.85 06/01/2028       0     409        0      409
                                            Wyoming State Community Development
         0       1,000         0      1,000 Authority RB, Series A, FHA            6.00 06/01/2023       0   1,003        0    1,003
                                                                                                    --------------------------------
                                                                                                         0   2,493        0    2,493

                                            TOTAL MUNICIPAL BONDS                                  309,574  67,349   30,680  407,603

                SHARES
-------------------------------------------
                                            CLOSED-END MUTUAL FUNDS

    60,485           0         0     60,485 Black Rock Strategic Municipal Trust                       760       0        0      760
   357,724           0         0    357,724 Dreyfus Municipal Income Fund                            2,705       0        0    2,705
    75,530           0         0     75,530 Dreyfus Strategic Municipal Bond Fund                      609       0        0      609
   261,246           0         0    261,246 Dreyfus Strategic Municipals Fund                        2,090       0        0    2,090
     8,585           0         0      8,585 Eaton Vance Municipal Income Trust                          93       0        0       93
   100,136           0         0    100,136 Municipal Advantage Fund Incorporated                    1,114       0        0    1,114
    24,112           0         0     24,112 Municipal Partners Fund                                    285       0        0      285
   115,082           0         0    115,082 Nuveen Dividend Advantage Municipal Fund                 1,410       0        0    1,410
   189,766           0         0    189,766 Nuveen Insured Municipal Opportunity Fund                2,467       0        0    2,467
   105,143           0         0    105,143 Nuveen Premium Income Municipal Fund                     1,255       0        0    1,255
    91,608           0         0     91,608 Seligman Select Municipal Fund                             859       0        0      859
    57,005           0         0     57,005 Van Kampen Advantage Municipal Income Trust                723       0        0      723
    42,976           0         0     42,976 Van Kampen Advantage Municipal Income Trust II             492       0        0      492
    80,979           0         0     80,979 Van Kampen Trust for Investment Grade                    1,088       0        0    1,088
                                                                                                    --------------------------------
                                                                                                    15,950       0        0   15,950


                                            SHORT-TERM INVESTMENTS
 6,223,900           0         0  6,223,900 Wells Fargo National Tax-Free Money Market Fund          6,224       0        0    6,224
                                            SEI Tax-Exempt Trust Institutional
         0       1,517   294,979    296,496 Tax-Free Portfolio                                           0   1,517      295    1,812
                                                                                                     -------------------------------
                                                                                                     6,224   1,517      295    8,036


                                            TOTAL INVESTMENTS, AT MARKET VALUE                    $331,748 $68,866 $ 30,975 $431,589
                                                                                                  ==================================

                                            TOTAL INVESTMENTS, AT COST                            $329,732 $71,848 $ 31,647 $433,227

                                            + Yield-to-maturity

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2000 (Note 1) (Unaudited)
($000's)

                                                                               Achievement
                                                         Wells Fargo        Intermediate Term         Pro Forma         Pro Forma
                                                         Income Fund            Bond Fund            Adjustments        Combined
                                                      -----------------  -----------------------  -----------------  ---------------
ASSETS
Investments:
     In securities, at market value (see cost below)    $     389,347         $     153,957                            $    543,304
     Collateral for securities loaned                         177,507                     0                                 177,507
Receivables:
     Interest                                                   6,712                 2,517                                   9,229
     Fund shares sold                                           1,692                   210                                   1,902
Prepaid expenses and other assets                                  16                    77                                      93
Total Assets                                                  575,274               156,761                                 732,035
LIABILITIES
Payables:
     Securities loaned                                        177,507                     0                                 177,507
     Investment securities purchased                                0                   778                                     778
     Distributions to shareholders                              1,884                     0                                   1,884
     Fund shares redeemed                                         233                    63                                     296
     Due to distributor                                            40                     0                                      40
     Due to advisor and affiliates                                222                     0                                     222
     Other                                                        164                   241                                     405
Total Liabilities                                             180,050                 1,082                                 181,132
TOTAL NET ASSETS                                        $     395,224         $     155,679                            $    550,903

Net assets consist of:
     Paid-in capital                                    $     448,471         $     163,924                            $    612,395
     Undistributed net investment income (loss)                     0                     0                                       0
     Undistributed net realized gain (loss)
          on investments                                      (31,054)               (3,153)                                (34,207)
     Net unrealized appreciation (depreciation)
          of investments                                      (22,193)               (5,092)                                (27,285)
TOTAL NET ASSETS                                        $     395,224         $     155,679                            $    550,903

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                    $      16,894         $       1,176                            $     18,070
Shares outstanding - Class A                                    1,908                   117                 15 (2)            2,040
Net asset value per share - Class A                     $        8.86         $       10.06                            $       8.86
Maximum offering price per share - Class A              $        9.28         $       10.42                            $       9.28
Net assets - Class B                                    $       8,611                                                  $      8,611
Shares outstanding - Class B                                      974                                                           974
Net asset value and offering price per
     share - Class B                                    $        8.84                                                  $       8.84
Net assets - Institutional Class                        $     369,719         $     154,503                            $    524,222
Shares outstanding - Institutional Class                       41,786                15,391              2,071 (2)     $     59,248
Net asset value and offering price per
     share - Institutional Class                        $        8.85         $       10.04                            $       8.85

INVESTMENT AT COST                                      $     411,540         $     159,049                            $    570,589

--------------------------------------------------------------------------------
(1) The information presented for the Achievement Intermediate Term Bond Fund is as of July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's low portfolio turnover rate and stable asset size, Management believes the information presented is representative of the Fund's balance sheet and portfolio holdings as of May 31, 2000.
(2) Share adjustments based on surviving Fund NAV.

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended May 31, 2000 (Note 1) (Unaudited)
($000's)

                                                                               Achievement
                                                         Wells Fargo        Intermediate Term         Pro Forma         Pro Forma
                                                         Income Fund            Bond Fund            Adjustments        Combined
                                                      -----------------  -----------------------  -----------------  ---------------
INVESTMENT INCOME
  Interest                                              $      29,484         $      10,758                            $     40,242
  Securities lending income                                       154                     0                                     154
Total Investment Income                                        29,638                10,758                                  40,396

EXPENSES
  Advisory fees                                                 1,982                   972                (147)  (2)         2,807
  Administration fees                                             520                   324                  (2)  (2)           842
  Custody fees                                                     71                    55 *               (14)  (2)           112
  Shareholder servicing fees                                       37                     0                  27   (2)            64
  Portfolio accounting fees                                        85                     0                  33   (2)           118
  Transfer agency fees                                            489                     0                 198   (2)           687
  Distribution fees                                                64                     4 **               (3)  (2)            65
  Legal and audit fees                                             26                    37                  (31) (2)            32
  Registration fees                                                49                    59                  (39) (2)            69
  Directors' fees                                                   5                    14                  (14) (2)             5
  Shareholder reports                                              45                    34                  (16) (2)            63
  Other                                                            35                    13                    0  (2)            48
Total Expenses                                                  3,408                 1,512                   (8)             4,912
Less:
      Waived fees and reimbursed expenses fees                   (306)                 (293)                  27  (2)          (572)
Net expenses                                                    3,102                 1,219                   19              4,340
NET INVESTMENT INCOME (LOSS)                                   26,536                 9,539                  (19)            36,056

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments             (18,974)               (1,012)                                (19,986)
  Net change in unrealized appreciation
      or depreciation of investments                           (8,738)               (1,661)                                (10,399)
Net Gain (Loss) on Investments                                (27,712)               (2,673)                                (30,385)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                              $      (1,176)        $       6,866                  (19)      $      5,671

--------------------------------------------------------------------------------
*  Includes transfer agency fees

** Includes shareholder servicing fees
(1) The information presented for the Achievement Intermediate Term Bond Fund is for the year ended July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's stable portfolio and level fee/expense structure, Management believes the information presented is representative of the Fund's statement of operations for the twelve months ended May 31, 2000.

(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of May 31, 2000 (Unaudited)

          Principal ($000's)                                                                          Market Value ($000's)
----------------------------------                                                                ----------------------------------
             Achievement                                                                                       Achievement
WF Income  Intermediate- Pro Forma                                             Coupon    Maturity WF Income  Intermediate- Pro Forma
     Fund Term Bond Fund  Combined Security Name                                 Rate        Date      Fund Term Bond Fund  Combined
                                   ASSET BACKED SECURITIES
 $  5,000       $      0  $  5,000 Discover Card Master Trust I                  6.64   9/16/2005  $  5,002       $      0  $  5,002
      925              0       925 First USA Consumer Trust Class A              6.50   9/15/2002       922              0       922
                                   Green Tree Financial Corporation Series
    7,000              0     7,000 1997-6 A7                                     7.14   1/15/2029     6,688              0     6,688
      320              0       320 Sequoia Mortgage Trust Series 2 Class A1      6.15  10/25/2024       320              0       320
    1,355              0     1,355 Van Kampen CLO-I                              6.57   10/8/2007     1,362              0     1,362
                                   Champion Home Equity Loan Trust, Series
        0          2,000     2,000 1997-2, Cl A3                                 6.770 03/25/2015         0          1,972     1,972
                                   Olympic Automobile Receivables Trust, Series
        0          2,000     2,000 1996-B, Cl A5                                 6.900 02/15/2004         0          1,998     1,998
                                   WFS Financial Owner Trust, Series
        0          2,000     2,000 1998-B, Cl A4                                 6.050 04/20/2003         0          1,977     1,977
                                                                                                 -----------------------------------
                                                                                                     14,294          5,947    20,241

                                   COLLATERALIZED MORTGAGE OBLIGATIONS
      554              0       554 Saco I Incorporated Series 1997-2             7.00   8/25/1936       548              0       548

                                   American Southwest Financial Securities,
        0          1,182     1,182 Series 1996-FHA1, Cl A2                       7.000 11/25/2038         0          1,162     1,162
                                   Donaldson Lufkin Jenrette Mortgage
        0          3,000     3,000 Acceptance, Series 1996-CF2, Cl A1B (A)       7.290 11/12/2021         0          2,991     2,991
                                   Donaldson Lufkin Jenrette Mortgage
        0          2,000     2,000 Acceptance, Series 1997-CF1, Cl A1B (A)       7.600 04/15/2007         0          2,009     2,009
                                   General Motors Acceptance,
                                   Commercial Mortgage Securities, Series
        0          3,000     3,000 1999-C1, Cl A2                                6.175 05/15/2033         0          2,742     2,742
                                   Lehman Brothers Commercial Conduit Mortgage
        0          3,000     3,000 Trust, Series 1998-C1, Cl B                   6.590 02/18/2030         0          2,795     2,795
                                                                                                 -----------------------------------
                                                                                                        548         11,699    12,247

                                   CORPORATE BONDS & NOTES

                                   APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
      541              0       541 Tommy Hilfiger                                6.50    6/1/2003       408              0       408

                                   AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
      774              0       774 Pep Boys                                      6.71   11/3/2004       494              0       494
        0          1,000     1,000 TRW                                           6.450 06/15/2001         0            993       993
                                                                                                 -----------------------------------
                                                                                                        494            993     1,487

                                   AUTOMOTIVE REPAIR, SERVICES & PARKING
    5,000              0     5,000 Hertz Corporation                             7.63   8/15/2007     4,894              0     4,894


                                   BUILDING PRODUCTS
        0          2,000     2,000 CSR America                                   6.875 07/21/2005         0          1,933     1,933

                                   BUSINESS SERVICES
    5,000              0     5,000 First Data Corporation                        6.38  12/15/2007     4,631              0     4,631
    5,968              0     5,968 Oracle Corporation                            6.72   2/15/2004     5,759              0     5,759
                                                                                                  ----------------------------------
                                                                                                     10,390              0    10,390

                                   CHEMICALS & ALLIED PRODUCTS
    5,000              0     5,000 E. I. Du Pont de Nemours & Company            6.88  10/15/2009     4,737              0     4,737
    1,000              0     1,000 IMC Global Incorporated                       7.63   11/1/2005       969              0       969
    6,800              0     6,800 Merck & Company Incorporated                  6.40    3/1/2028     5,942              0     5,942
    5,000              0     5,000 Procter & Gamble Company                      6.60  12/15/2004     4,844              0     4,844
                                                                                                  ----------------------------------
                                                                                                     16,492              0    16,492

                                   COMMUNICATIONS
    3,000              0     3,000 AT&T Capital Corporation                      6.75   12/1/2000     2,992              0     2,992
    4,500              0     4,500 LCI International Incorporated                7.25   6/15/2007     4,196              0     4,196
                                   Qwest Communications International
    2,000              0     2,000 Incorporated                                  7.50   11/1/2008     1,883              0     1,883
    5,000              0     5,000 WorldCom Incorporated                         8.00   5/15/2006     5,000              0     5,000
                                                                                                  ----------------------------------
                                                                                                     14,071              0    14,071

                                   DEPOSITORY INSTITUTIONS
    3,500              0     3,500 Bank United Corporation                       8.00   3/15/2009     3,041              0     3,041
    4,500              0     4,500 BankBoston Corporation                        6.88   7/15/2003     4,365              0     4,365
    3,000              0     3,000 Bankers Trust New York Company                7.38    5/1/2008     2,835              0     2,835
      194              0       194 Golden State Holdings                         7.13    8/1/2005       169              0       169
    5,000              0     5,000 Key Bank NA                                   6.50   4/15/2008     4,506              0     4,506
      250              0       250 Midland Bank PLC                              6.95   3/15/2011       225              0       225
    5,000              0     5,000 NationsBank Corporation                       7.80   9/15/2016     4,756              0     4,756
    2,500              0     2,500 Society Corporation                           8.13   6/15/2002     2,513              0     2,513
        0          1,000     1,000 Bank of America                               7.625 04/15/2005         0          1,002     1,002
        0          2,000     2,000 Bank of America                               7.125 05/01/2006         0          1,955     1,955
        0          1,000     1,000 Citicorp                                      7.125 06/01/2003         0            992       992
        0          1,000     1,000 First Tennessee Bank                          5.750 12/01/2008         0            850       850
        0          1,000     1,000 First Union                                   7.050 08/01/2005         0            971       971
        0          1,000     1,000 KeyCorp                                       7.250 06/01/2005         0            980       980
                                                                                                  ----------------------------------
                                                                                                     22,410          6,750    29,160

                                   ELECTRIC, GAS & SANITARY SERVICES
      147              0       147 Niagara Mohawk Power                          7.38    7/1/2003       144              0       144
      725              0       725 Texas Utilities Company                       6.20   10/1/2002       703              0       703
      774              0       774 Williams Companies Incorporated               6.13   2/15/2002       750              0       750
        0          1,000     1,000 Consolidated Edison                           6.375 04/01/2003         0            983       983
        0          1,000     1,000 Consolidated Edison                           6.150 07/01/2008         0            915       915
        0          1,000     1,000 Monogahela Power, MTN                         7.360 01/15/2010         0            979       979
        0          1,000     1,000 Pacific Gas & Electric, MTN                   6.680 03/19/2003         0            986       986
        0          1,000     1,000 Philadelphia Electric                         6.625 03/01/2003         0            979       979
        0          1,000     1,000 Public Service Electric & Gas                 6.500 05/01/2004         0            968       968
        0          1,000     1,000 Rochester Gas & Electric, MTN                 6.375 07/30/2003         0            967       967
        0          1,000     1,000 Scana, MTN                                    6.250 07/08/2003         0            966       966
                                                                                                 -----------------------------------
                                                                                                      1,597          7,743     9,340
                                   ENERGY
    3,300              0     3,300 Midamerican Energy Holdings                   6.96   9/15/2003     3,160              0     3,160


                                   FOOD & KINDRED PRODUCTS
    4,000              0     4,000 Anheuser Busch Companies                      9.00   12/1/2009     4,330              0     4,330
    1,500              0     1,500 Flowers Industries Incorporated               7.15   4/15/2028     1,043              0     1,043
      774              0       774 Whitman Corporation                           7.29   9/15/2026       760              0       760
        0          1,000     1,000 Diageo PLC                                    7.125 09/15/2004         0            990       990
        0          1,000     1,000 Nabisco                                       6.700 06/15/2002         0            974       974
        0          1,000     1,000 Sara Lee, MTN                                 7.400 03/22/2002         0          1,000     1,000
                                                                                                 -----------------------------------
                                                                                                      6,133          2,964     9,097

                                   FOREIGN DEPOSITORY INSTITUTIONS
    3,000              0     3,000 Korea Development Bank                        7.13   4/22/2004     2,858              0     2,858

                                   GENERAL MERCHANDISE STORES
    5,000              0     5,000 Saks Incorporated                             7.50   12/1/2010     3,869              0     3,869
    5,000              0     5,000 Target Corporation                            7.50   2/15/2005     4,981              0     4,981
        0          1,000     1,000 J.C. Penney, MTN                              7.050 05/23/2005         0            894       894
        0          1,000     1,000 Sears Roebuck Acceptance                      6.950 05/15/2002         0            991       991
        0          1,000     1,000 Sears Roebuck Acceptance, MTN                 6.580 11/20/2003         0            971       971
        0          2,000     2,000 Target                                        7.500 07/15/2006         0          1,983     1,983
        0          1,000     1,000 Wal-Mart Stores                               6.500 06/01/2003         0            989       989
                                                                                                 -----------------------------------
                                                                                                      8,850          5,828    14,678

                                   INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
    6,861              0     6,861 Dell Computer Corporation                     7.10   4/15/2028     5,969              0     5,969
    4,000              0     4,000 IBM Corporation                               8.38   11/1/2019     4,275              0     4,275
                                                                                                 -----------------------------------
                                                                                                     10,244              0    10,244

                                   INDUSTRIAL SERVICES
    3,000              0     3,000 Gruma SA de CV                                7.63  10/15/2007     2,520              0     2,520


                                   INSURANCE CARRIERS
    8,000              0     8,000 AMBAC Incorporated                            9.38    8/1/2011     8,620              0     8,620
      968              0       968 Reliastar Financial Corporation               7.13    3/1/2003       945              0       945
      968              0       968 Terra Nova (U.K.) Holdings                    7.20   8/15/2007       916              0       916
        0          2,000     2,000 Aetna Services                                6.750 08/15/2001         0          1,985     1,985
                                                                                                 -----------------------------------
                                                                                                     10,481          1,985    12,466

                                   MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
      387              0       387 Mallinckrodt Incorporated                     6.30   3/15/2001       380              0       380


                                   NONDEPOSITORY CREDIT INSTITUTIONS
    4,500              0     4,500 Dresdner Funding Trust I                      8.15   6/30/1931     3,769              0     3,769
    6,000              0     6,000 General Electric Capital Corporation          8.70   2/15/2003     6,173              0     6,173
    5,000              0     5,000 General Electric Capital Corporation          8.63   6/15/2008     5,281              0     5,281
        0          1,000     1,000 Chase Manhattan                               8.125 06/15/2002         0          1,014     1,014
        0          1,000     1,000 Chase Manhattan                               6.375 02/15/2008         0            927       927
        0          1,000     1,000 Associates of North America, MTN              6.810 08/03/2001         0            996       996
        0          1,000     1,000 Associates of North America, MTN              7.540 04/14/2004         0            999       999
        0          1,000     1,000 Capital One Bank                              7.080 10/30/2001         0            994       994
        0          1,000     1,000 CitiFinancial                                 6.875 05/01/2002         0            995       995
        0          1,000     1,000 Ford Motor Credit                             8.000 06/15/2002         0          1,011     1,011
        0          1,000     1,000 Ford Motor Credit                             7.750 03/15/2005         0          1,004     1,004
        0          1,000     1,000 General Motors Acceptance, MTN                7.250 05/15/2003         0            996       996
        0          1,000     1,000 Household Finance                             7.650 05/15/2007         0            985       985
        0          1,000     1,000 J.P. Morgan                                   7.250 01/15/2002         0            999       999
        0          1,000     1,000 Lehman Brothers Holdings                      6.125 07/15/2003         0            957       957
                                                                                                 -----------------------------------
                                                                                                     15,223         11,877    27,100

                                   PETROLEUM PRODUCTS & SERVICES
        0          1,000     1,000 Kerr-McGee                                    6.625 10/15/2007         0            931       931

                                   PRIMARY METAL INDUSTRIES
      194              0       194 CSC Holdings Incorporated                     7.25   7/15/2008       174              0       174
    4,000              0     4,000 CSC Holdings Incorporated                     7.63   7/15/2018     3,370              0     3,370
                                                                                                 -----------------------------------
                                                                                                      3,544              0     3,544

                                   RAILROADS
        0          1,000     1,000 CSX Transportation                            7.540 03/15/2003         0          1,000     1,000


                                   REAL ESTATE
    4,500              0     4,500 Rouse Company                                 8.50   1/15/2003     4,506              0     4,506


                                   RENTAL EQUIPMENT
        0          2,000     2,000 Hertz                                         7.000 07/01/2004         0          1,960     1,960
        0          1,040     1,040 Ryder System, MTN                             7.340 11/01/2000         0          1,036     1,036
                                                                                                 -----------------------------------
                                                                                                          0          2,996     2,996

                                   SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
    1,161              0     1,161 Charles Schwab Corporation                    6.88    9/2/2003     1,130              0     1,130
    5,000              0     5,000 Goldman Sachs Group Incorporated              7.50   1/28/2005     4,894              0     4,894
    5,000              0     5,000 Lehman Brothers Holdings Incorporated         8.50    8/1/2015     4,894              0     4,894
                                                                                                 -----------------------------------
                                                                                                     10,918              0    10,918

                                   TECHNOLOGY
    1,819              0     1,819 Massachusetts Institute of Technology         7.25   11/2/1996     1,673              0     1,673

                                   TELEPHONES & TELECOMMUNICATIONS
        0          1,000     1,000 AT&T                                          6.750 04/01/2004         0            979       979
        0          1,000     1,000 GTE California                                5.500 01/15/2009         0            863       863
        0          1,000     1,000 Qwest                                         5.625 11/15/2008         0            865       865
        0          1,000     1,000 SBC Communications                            7.000 07/15/2004         0            989       989
        0          1,000     1,000 SBC Communications Capital                    5.750 09/01/2004         0            946       946
        0          1,000     1,000 Telstra Ltd.                                  6.500 07/31/2003         0            978       978
                                                                                                 -----------------------------------
                                                                                                          0          5,620     5,620

                                   TRANSPORTATION BY AIR
    5,000              0     5,000 Delta Airlines Incorporated                   8.30  12/15/2029     4,225              0     4,225
      736              0       736 Federal Express Series 97-B                   7.52   1/15/2018       704              0       704
    1,200              0     1,200 Southwest Airlines Company                    7.88    9/1/2007     1,195              0     1,195
                                                                                                 -----------------------------------
                                                                                                      6,124              0     6,124

                                   TRANSPORTATION EQUIPMENT
   10,000              0    10,000 DaimlerChrysler                               7.40   1/20/2005     9,825              0     9,825
    2,000              0     2,000 Federal-Mogul Corporation                     7.75    7/1/2006     1,440              0     1,440
                                                                                                 -----------------------------------
                                                                                                     11,265              0    11,265

                                   UTILITY-ELECTRIC
      387              0       387 Calenergy Company Incorporated                7.23   9/15/2005       365              0       365


                                   WATER TRANSPORTATION
    1,161              0     1,161 Royal Caribbean Cruises                       7.13   9/18/2002     1,112              0     1,112


                                   WHOLESALE TRADE - NONDURABLE GOODS
    4,500              0     4,500 Staples Incorporated                          7.13   8/15/2007     4,151              0     4,151


                                   TOTAL CORPORATE BONDS & NOTES                                    174,263         50,620   224,883


                                   YANKEE BONDS
        0          1,000     1,000 Dow Capital                                   7.125 01/15/2003         0            993       993
        0          2,000     2,000 Walt Disney                                   6.750 03/30/2006         0          1,955     1,955
        0            500       500 Worldcom                                      6.125 08/15/2001         0            494       494
                                                                                                 -----------------------------------
                                                                                                          0          3,442     3,442

                                   MUNICIPAL BONDS
                                   Hudson County NJ Import Authority Facilities
      774              0       774 Leasing RV FSA insured                        7.40   12/1/2025       719              0       719
                                   Western Minnesota Power Agency RV Series A
      778              0       778 AMBAC Insured                                 6.33    1/1/2002       766              0       766
                                                                                                 -----------------------------------
                                                                                                      1,485              0     1,485

                                   U.S. GOVERNMENT AGENCY SECURITIES

                                   FEDERAL FARM CREDIT BANK
        0          2,000     2,000 Federal Farm Credit Bank, MTN                 7.310 11/05/2007         0          2,025     2,025


                                   FEDERAL HOME LOAN BANK
        0          1,000     1,000 Federal Home Loan Bank                        7.280 07/25/2001         0          1,004     1,004
        0          1,000     1,000 Federal Home Loan Bank                        7.390 08/22/2001         0          1,005     1,005
        0          1,000     1,000 Federal Home Loan Bank                        5.600 10/28/2003         0            959       959
        0          1,000     1,000 Federal Home Loan Bank                        7.380 08/05/2004         0          1,013     1,013
        0          1,000     1,000 Federal Home Loan Bank                        6.250 08/13/2004         0            974       974
        0          1,000     1,000 Federal Home Loan Bank                        6.375 08/15/2006         0            969       969
        0          3,035     3,035 Federal Home Loan Bank                        6.185 05/06/2008         0          2,870     2,870
        0          2,000     2,000 Federal Home Loan Bank                        5.450 01/12/2009         0          1,787     1,787
        0          3,000     3,000 Federal Home Loan Bank                        7.375 02/12/2010         0          3,049     3,049
                                                                                                 -----------------------------------
                                                                                                          0         13,630    13,630

                                   FEDERAL HOME LOAN MORTGAGE CORPORATION
    4,957              0     4,957 FHLMC # C00920                                7.00    2/1/1930     4,710              0     4,710
      968              0       968 FHLMC Series T-20 Class A6                    7.49   9/25/2029       942              0       942
        0          2,000     2,000 FHLMC                                         5.750 07/15/2003         0          1,937     1,937
        0          1,000     1,000 FHLMC                                         6.795 12/01/2003         0            995       995
        0          1,000     1,000 FHLMC                                         5.900 02/14/2006         0            950       950
        0          2,000     2,000 FHLMC                                         6.450 04/29/2009         0          1,865     1,865
        0          2,000     2,000 FHLMC                                         7.020 06/23/2009         0          1,928     1,928
        0          2,500     2,500 FHLMC                                         7.625 09/09/2009         0          2,453     2,453
                                                                                                 -----------------------------------
                                                                                                      5,652         10,128    15,780

                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION
    4,500              0     4,500 FNMA                                          7.13   2/15/2005     4,451              0     4,451
    4,740              0     4,740 FNMA                                          6.25   5/15/2029     4,118              0     4,118
    4,856              0     4,856 FNMA                                          7.50    9/1/2029     4,714              0     4,714
    3,000              0     3,000 FNMA                                          7.13   1/15/1930     2,915              0     2,915
    6,593              0     6,593 FNMA #253008                                  8.00   11/1/2029     6,537              0     6,537
        1              0         1 FNMA #303414                                  6.50    7/1/2002         1              0         1
      665              0       665 FNMA #408118                                  6.50    1/1/2028       615              0       615
      861              0       861 FNMA #415414                                  6.50    2/1/2028       797              0       797
    4,594              0     4,594 FNMA #492910+/-                               7.50    1/1/2029     4,461              0     4,461
    4,840              0     4,840 FNMA #520842                                  8.00   11/1/2029     4,799              0     4,799
        0          1,000     1,000 FNMA                                          5.750 04/15/2003         0            971       971
        0          2,000     2,000 FNMA                                          4.750 11/14/2003         0          1,874     1,874
        0          1,000     1,000 FNMA                                          6.375 06/15/2009         0            949       949
        0          1,000     1,000 FNMA, MTN                                     6.760 07/16/2007         0            965       965
        0            977       977 FNMA                                          6.440 05/01/2008         0            942       942
                                                                                                 -----------------------------------
                                                                                                     33,408          5,701    39,109

                                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    4,971              0     4,971 GNMA                                          7.50   1/15/2029     4,881              0     4,881
    4,895              0     4,895 GNMA # 2824                                   7.00  10/20/2029     4,677              0     4,677
    1,154              0     1,154 GNMA #473918                                  7.00   4/15/2028     1,107              0     1,107
    4,573              0     4,573 GNMA # 491192                                 7.00   2/15/2029     4,388              0     4,388
    3,361              0     3,361 GNMA #780626                                  7.00   8/15/2027     3,228              0     3,228
                                                                                                 -----------------------------------
                                                                                                     18,281              0    18,281

                                   TOTAL U.S. GOVERNMENT AGENCY SECURITIES                           57,341         31,484    88,825


                                   U.S. TREASURY SECURITIES

                                   U.S. TREASURY BONDS
    6,500              0     6,500 U.S. Treasury Bonds                           10.75  5/15/2003     7,183              0     7,183
    4,000              0     4,000 U.S. Treasury Bonds                           11.88 11/15/2003     4,623              0     4,623
   13,500              0    13,500 U.S. Treasury Bonds                           10.75  8/15/2005    15,885              0    15,885
    5,000              0     5,000 U.S. Treasury Bonds                           6.50   2/15/2010     5,072              0     5,072
    7,000              0     7,000 U.S. Treasury Bonds                           11.25  2/15/2015    10,121              0    10,121
    1,000              0     1,000 U.S. Treasury Bonds                           10.63  8/15/2015     1,397              0     1,397
   14,500              0    14,500 U.S. Treasury Bonds                           8.88   8/15/2017    18,129              0    18,129
    9,000              0     9,000 U.S. Treasury Bonds                           8.13   8/15/2019    10,662              0    10,662
    5,000              0     5,000 U.S. Treasury Bonds                           7.88   2/15/2021     5,836              0     5,836
    6,500              0     6,500 U.S. Treasury Bonds                           8.13   8/15/2021     7,786              0     7,786
   10,000              0    10,000 U.S. Treasury Bonds                           7.50  11/15/2024    11,411              0    11,411
    2,000              0     2,000 U.S. Treasury Bonds                           7.63   2/15/2025     2,314              0     2,314
    2,000              0     2,000 U.S. Treasury Bonds                           6.13   8/15/2029     1,992              0     1,992
        0          2,000     2,000 U.S. Treasury Bonds                           7.125 02/15/2023         0          2,249     2,249
        0          2,000     2,000 U.S. Treasury Bonds                           6.250 08/15/2023         0          2,041     2,041
                                                                                                 -----------------------------------
                                                                                                    102,411          4,290   106,701

                                   U.S. TREASURY NOTES
    2,000              0     2,000 U.S. Treasury Notes                           6.38   3/31/2001     1,994              0     1,994
    2,000          1,000     3,000 U.S. Treasury Notes                           7.88   8/15/2001     2,025           1014     3,039
   17,500              0    17,500 U.S. Treasury Notes                           7.50   5/15/2002    17,731              0    17,731
   11,000              0    11,000 U.S. Treasury Notes                           9.88  11/15/2015    14,617              0    14,617
        0          2,500     2,500 U.S. Treasury Notes                           6.375 09/30/2001         0          2,498     2,498
        0          1,000     1,000 U.S. Treasury Notes                           7.500 11/15/2001         0          1,013     1,013
        0          6,000     6,000 U.S. Treasury Notes                           6.125 12/31/2001         0          5,974     5,974
        0          2,000     2,000 U.S. Treasury Notes                           6.500 03/31/2002         0          2,002     2,002
        0          4,000     4,000 U.S. Treasury Notes                           6.250 08/31/2002         0          3,991     3,991
        0          1,000     1,000 U.S. Treasury Notes                           6.250 02/15/2003         0            998       998
        0          3,000     3,000 U.S. Treasury Notes                           5.500 05/31/2003         0          2,936     2,936
        0          2,000     2,000 U.S. Treasury Notes                           5.375 06/30/2003         0          1,951     1,951
        0          1,000     1,000 U.S. Treasury Notes                           5.750 08/15/2003         0            985       985
        0          3,000     3,000 U.S. Treasury Notes                           5.875 02/15/2004         0          2,964     2,964
        0          1,000     1,000 U.S. Treasury Notes                           7.500 02/15/2005         0          1,048     1,048
        0          2,000     2,000 U.S. Treasury Notes                           6.500 08/15/2005         0          2,024     2,024
        0          1,000     1,000 U.S. Treasury Notes                           5.875 11/15/2005         0            985       985
        0          1,000     1,000 U.S. Treasury Notes                           6.875 05/15/2006         0          1,032     1,032
        0          2,000     2,000 U.S. Treasury Notes                           7.000 07/15/2006         0          2,077     2,077
        0          5,000     5,000 U.S. Treasury Notes                           6.500 10/15/2006         0          5,072     5,072
        0          3,000     3,000 U.S. Treasury Notes                           6.250 02/15/2007         0          3,010     3,010
        0          3,000     3,000 U.S. Treasury Notes                           6.125 08/15/2007         0          2,990     2,990
                                                                                                 -----------------------------------
                                                                                                     36,367         44,564    80,931

                                   TOTAL U.S. TREASURY SECURITIES                                   138,778         48,854   187,632


                      Shares
----------------------------------
                                   SHORT-TERM INSTRUMENTS
2,638,229              0 2,638,229 Wells Fargo Cash Investment Fund                                       2,638          0     2,638
        0      1,910,929 1,910,929 SEI Daily Income Trust Money Market Portfolio                              0      1,911     1,911
                                                                                                 -----------------------------------
                                                                                                          2,638      1,911     4,549

                                   TOTAL INVESTMENTS, AT MARKET VALUE                                  $389,347   $153,957  $543,304
                                                                                                 ===================================
                                   TOTAL INVESTMENTS, AT COST                                          $411,540   $159,049  $570,589
                                                                                                 ===================================

WELLS FARGO FUNDS - STABLE INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2000 (Note 1) (Unaudited)
($000's)

                                                      Wells Fargo Stable     Achievement Short      Pro Forma        Pro Forma
                                                          Income Fund          Term Bond Fund      Adjustments       Combined
                                                      -----------------     ------------------    -------------  ---------------
ASSETS
Investments:
     In securities, at market value (see cost below)         $  202,795 (2)     $   28,170                          $   230,965
     Cash                                                             0                988                                  988
Receivables:
     Interest                                                         0                437                                  437
     Fund shares sold                                                96                311                                  407
Organization expenses, net of amortization                            0                  0                                    0
Prepaid expenses and other assets                                     0                 65                                   65
Total Assets                                                    202,891             29,971                              232,862
LIABILITIES
Payables:
     Investment securities purchased                                  0              1,014                                1,014
     Distributions to shareholders                                    0                135                                  135
     Fund shares redeemed                                            80                  9                                   89
     Due to distributor                                              18                  0                                   18
     Due to advisor and affiliates                                    4                  0                                    4
     Other                                                           70                101                                  171
Total Liabilities                                                   172              1,259                                1,431
TOTAL NET ASSETS                                             $  202,719         $   28,712                          $   231,431

Net assets consist of:
     Paid-in capital                                         $  212,405         $   31,683                          $   244,088
     Undistributed net investment income (loss)                     236                  0                                  236
     Undistributed net realized gain (loss)
       on investments                                            (7,627)            (2,545)                             (10,172)
     Net unrealized appreciation (depreciation)
       of investments                                            (2,295)              (426)                              (2,721)
TOTAL NET ASSETS                                             $  202,719         $   28,712                          $   231,431

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                         $    8,912         $      182                          $     9,094
Shares outstanding - Class A                                        878                 19            (1) (3)               896
Net asset value per share - Class A                          $    10.15         $     9.81                          $     10.15
Maximum offering price per share - Class A                   $    10.30         $     9.96                          $     10.30
Net assets - Class B                                         $    2,449                                             $     2,449
Shares outstanding - Class B                                        241                                                     241
Net asset value and offering price per
  share - Class B                                            $    10.14                                             $     10.15
Net assets - Institutional Class                             $  191,358         $   28,530                          $   219,888
Shares outstanding - Institutional Class                         18,850              2,905           (95) (3)            21,660
Net asset value and offering price per
  share - Institutional Class                                $    10.15         $     9.82                          $     10.15

INVESTMENT AT COST                                           $  205,090         $   28,596                          $   233,686
--------------------------------------------------------------------------------------------------------------------------------

(1) The information presented for the Achievement Short Term Bond Fund is as of July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's low portfolio turnover rate and stable asset size, Management believes the information presented is representative of the Fund's balance sheet and portfolio holdings as of May 31, 2000.
(2) The Stable Income Fund invest all of its investable assets in an affiliated Core Portfolio. The Core Portfolio directly acquires portfolio securities and the Stable Income Fund acquires an indirect interest in those securities.
(3) Share adjustments based on surviving Fund NAV.

WELLS FARGO FUNDS - STABLE INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended May 31, 2000 (Note 1) (Unaudited)
($000's)

                                                    Wells Fargo Stable    Achievement Short       Pro Forma      Pro Forma
                                                       Income Fund         Term Bond Fund        Adjustments     Combined
                                                    ------------------    -----------------      -----------     ---------
INVESTMENT INCOME
  Interest                                            $      12,265           $     1,954                        $  14,219
  Securities lending income                                      16                     0                               16
  Net expenses allocated from Core Portfolios                  (941)                    0              146  (2)       (795)
Total Investment Income                                      11,340                 1,954                           13,440

EXPENSES
  Advisory fees                                                   0                   189             (189) (2)          0
  Administration fees                                           217                    63               69  (2)        349
  Custody  fees                                                   0                    48 *            (48) (2)          0
  Shareholder servicing fees                                     16                     0               14  (2)         30
  Portfolio accounting fees                                      50                     0               17  (2)         67
  Transfer agency fees                                          244                     0               38  (2)        282
  Distribution fees                                              19                     1 **            (1) (2)         19
  Legal and audit fees                                           10                     7               (5) (2)         12
  Registration fees                                              27                    18              (14) (2)         31
  Directors' fees                                                 4                     3               (3) (2)          4
  Shareholder reports                                            15                    10               (8) (2)         17
  Other                                                          19                     5               (2) (2)         22
Total Expenses                                                  621                   344             (132)            833
Less:
   Waived fees and reimbursed expenses fees                    (218)                 (108)             326  (2)          0
Net expenses                                                    403                   236              194             833
NET INVESTMENT INCOME (LOSS)                                 10,937                 1,718              (48)         12,607

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
 Net realized gain (loss) on sale of
   investments                                                 (701)                 (123)                            (824)
 Net change in unrealized appreciation
   or depreciation of Investments                            (1,632)                 (133)                          (1,765)
Net Gain (Loss) on Investments                               (2,333)                 (256)                          (2,589)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $       8,604           $     1,462              (48)      $  10,018
---------------------------------------------------------------------------------------------------------------------------

*   Includes transfer agency fees
**  Includes shareholder servicing fees
(1) The information presented for the Achievement Short Term Bond Fund is for the year ended July 31, 2000, the Fund's latest semi-annual reporting date. Based on the Fund's stable portfolio and level fee/expense structure, Management believes the information presented is representative of the Fund's statement of operations for the twelve months ended May 31, 2000.
(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

WELLS FARGO FUNDS - STABLE INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of May 31, 2000 (Unaudited)

           Principal ($000's)                                                                             Market Value ($000's)
---------------------------------------                                                               ------------------------------
                  Achievement                                                                         WF Stable Achievement      Pro
 WF Stable Income  Short-Term Pro Forma                                              Coupon Maturity     Income  Short-Term    Forma
             Fund   Bond Fund  Combined Security Description                           Rate     Date       Fund   Bond Fund Combined
------------------------------------------------------------------------------------------------------------------------------------
                                        ASSET BACKED SECURITIES
 $          2,917 $         0 $   2,917 Aesop Funding II LLC Series 1997-1 A1          6.22 10/20/2001 $  2,914 $         0    2,914
              212           0       212 AFC Home Equity Loan Trust Series 1995-2 A1    6.75  7/25/2026      211           0      211
            2,975           0     2,975 Capital Auto Receivables Asset Trust Series    6.30  5/15/2004    2,930           0    2,930
                                          1999-2 A4
            5,000           0     5,000 Chase Credit Card Master Trust Series 1998-6 A 6.78  9/15/2004    5,016           0    5,016
            5,000           0     5,000 Chevy Chase Master Credit Card Trust Series    6.92 10/16/2006    5,021           0    5,021
                                          1998 Class A
            2,500           0     2,500 Discover Master Card Trust I Series 1997-4     6.59  4/16/2003    2,500           0    2,500
            1,256           0     1,256 EQCC Home Equity Loan Trust Series 1995-3A4    7.10  2/15/2012    1,248           0    1,248
            3,637           0     3,637 EQCC Home Equity Loan Trust Series 1998-4 A1F  6.57  1/15/2029    3,666           0    3,666
              204           0       204 First Merchants Grantor Trust Series 1996-2 A  6.85 11/15/2001      204           0      204
            5,000           0     5,000 First USA Credit Card Master Trust Series      6.73  4/15/2003    5,001           0    5,001
                                          1995-5 A
            5,000           0     5,000 First USA Credit Card Master Trust Series      7.01 10/19/2006    4,984           0    4,984
                                          1999-1 B
            4,100           0     4,100 Fleet Credit Card Master Trust Series 1996-C   6.27 11/15/2003    4,100           0    4,100
                                          Class A
            3,505           0     3,505 Household Consumer Loan Trust Series 1997-1    6.87  3/15/2007    3,504           0    3,504
                                          Class A3
            4,691           0     4,691 Household Consumer Loan Trust Series 1997-2    6.53 11/15/2007    4,661           0    4,661
                                          Class A3
               18           0        18 Keystone Home Improvement Loan Trust Series    6.99  4/25/2014       18           0       18
                                          1997-P2 Class IA3
              750           0       750 Loop Funding Master Trust I Series 1997-AER    7.19 12/26/2007      746           0      746
                                          Class B1
            4,500           0     4,500 Loop Funding Master Trust Series 1997-A144     7.19 12/26/2007    4,478           0    4,478
                                          Class B1
            5,500           0     5,500 MBNA Master Credit Card Trust Series 1998-I    6.81 10/15/2003    5,513           0    5,513
                                          Class A
            4,000           0     4,000 Premier Auto Trust Series 1997-1 Class B       6.55   9/6/2003    3,976           0    3,976
            3,800           0     3,800 Rental Car Finance Corporation Series 1997-1   6.45  8/25/2005    3,677           0    3,677
                                          A2
            1,926           0     1,926 Sequoia Mortgage Trust Series 2 Class A1       6.15 10/25/2024    1,927           0    1,927
                                                                                                       -----------------------------
                                                                                                         66,297           0   66,297

                                        COLLATERALIZED MORTGAGE OBLIGATIONS
              726           0       726 Commercial Loan Funding Trust Series I Class A 6.92  8/15/2005      723           0      723
               21           0        21 DLJ Mortgage Acceptance Corporation Series     6.41   2/8/2000       21           0       21
                                          1998-STF1 Class A1
            2,827           0     2,827 GMAC #1996 C1 A1                               6.91  2/15/2006    2,819           0    2,819
              362           0       362 Independent National Mortgage Corporation      8.84 12/25/2024      374           0      374
                                          Series 1994 V Class M
            1,039           0     1,039 Independent National Mortgage Corporation      8.72  1/25/2025    1,077           0    1,077
                                          Series 1994 X Class A2
            2,854           0     2,854 Independent National Mortgage Corporation      7.34  4/25/2025    2,864           0    2,864
                                          Series 1995 E Class A1
            3,500           0     3,500 Mall of America Capital Company LLC Series     6.30  3/12/2005    3,500           0    3,500
                                          200-1 A
            1,721           0     1,721 Merrill Lynch Mortgage Investors Incorporated  6.83  6/15/2018    1,719           0    1,719
            2,943           0     2,943 Merrill Lynch Mortgage Investors Incorporated  6.75  9/15/2023    2,941           0    2,941
                                          Series 1993-F A3
              184           0       184 Merrill Lynch Mortgage Investors Incorporated  8.20  1/25/2005      183           0      183
                                          Series 1994-I
            2,086           0     2,086 MLCC Mortgage Investors Incorporated Series    6.93  7/15/2019    2,087           0    2,087
                                          1994 A Class A3
            3,910           0     3,910 Nationslink Funding                            6.48  9/10/2007    3,909           0    3,909
              109           0       109 Residential Funding Mortgage Security Series   6.94  8/25/2021      109           0      109
                                          1991 21 BA
               16           0        16 RTC Series 1991 M6 A3                          8.56  6/25/2021       16           0       16
              190           0       190 RTC Series 1991-6 E                           11.61  5/25/2024      189           0      189
            1,040           0     1,040 RTC Series 1992-18P A4                         7.58  4/25/2028    1,040           0    1,040
            4,278           0     4,278 RTC Series 1994-1 Class A5                     7.28  9/25/2029    4,284           0    4,284
              782           0       782 RTC Series 1995-1 A3                           7.06 10/25/2028      783           0      783
            2,479           0     2,479 SASCO 99-C3 A                                  7.01 10/21/2013    2,483           0    2,483
            3,927           0     3,927 Vendee Mortgage Trust Series 1993-1 Class E    7.00  1/15/2016    3,917           0    3,917
                                                                                                       -----------------------------
                                                                                                         35,038           0   35,038

                                        CORPORATE BONDS & NOTES

                                        Apparel & Other Finished Products Made From
                                        Fabrics & Similar Materials
            3,400           0     3,400 V.F. Corporation                               9.50   5/1/2001    3,464           0    3,464

                                        Business Services
            3,250           0     3,250 First Data Corporation                         6.82  9/18/2001    3,222           0    3,222
            1,825           0     1,825 Sun Microsystems Incorporated                  7.00  8/15/2002    1,798           0    1,798
                                                                                                       -----------------------------
                                                                                                          5,020           0    5,020

                                        Chemicals & Allied Products
            3,100           0     3,100 Monsanto Company                               5.38  12/1/2001    3,017           0    3,017

                                        Communications
            2,500           0     2,500 Bell Atlantic Financial                        6.30  3/21/2002    2,498           0    2,498
            2,000           0     2,000 Cox Communications Incorporated                7.00  8/15/2001    1,978           0    1,978
            1,000           0     1,000 Sprint Corporation                             8.13  7/15/2002    1,009           0    1,009
            2,000           0     2,000 Viacom Incorporated                            6.75  1/15/2003    1,945           0    1,945
            2,000           0     2,000 WorldCom Incorporated                          7.05 11/26/2001    1,998           0    1,998
                                                                                                       -----------------------------
                                                                                                          9,428           0    9,428

                                        Domestic Depository Institutions
            4,000           0     4,000 BankAmerica Corporation                        8.13   2/1/2002    4,025           0    4,025
            4,037           0     4,037 Chase Manhattan Corporation                   10.13  11/1/2000    4,087           0    4,087
            2,490           0     2,490 Citicorp                                       9.50   2/1/2002    2,571           0    2,571
            2,500           0     2,500 Corestates Capital Corporation                 9.63  2/15/2001    2,541           0    2,541
            2,735           0     2,735 Firstar Bank Milwaukee                         6.25  12/1/2002    2,639           0    2,639
            2,000           0     2,000 FleetBoston Financial Group                    6.46  3/27/2003    1,995           0    1,995
            4,000           0     4,000 Mellon Financial Company                       9.75  6/15/2001    4,080           0    4,080
            2,650           0     2,650 US Bank NA North Dakota                        6.58  6/20/2001    2,645           0    2,645
                0       1,000     1,000 Bank One, MTN                                  6.70 03/15/2002        0         989      989
                0       1,000     1,000 KeyCorp, MTN                                   6.75 05/29/2001        0         995      995
                                                                                                       -----------------------------
                                                                                                         24,583       1,984   26,567

                                        Eating & Drinking Places
            4,000           0     4,000 McDonald's Corporation                         6.00  6/23/2002    3,880           0    3,880

                                        Electric, Gas & Sanitary Services
            2,000           0     2,000 El Paso Natural Gas                            7.75  1/15/2002    1,995           0    1,995
                0         375       375 Northern Illinois Gas                          6.45   8/1/2001        0         373      373
                0       1,000     1,000 Scottish Power PLC, MTN                        7.25 09/09/2002        0         998      998
                                                                                                       -----------------------------
                                                                                                          1,995       1,371    3,366

                                        Food & Kindred Products
            5,350           0     5,350 Whitman Corporation                            7.50  8/15/2001    5,330           0    5,330

                                        Food Stores
            3,350           0     3,350 Kroger Company                                 7.13  10/1/2000    3,348           0    3,348

                                        Holding & Other Investment Offices
            5,000           0     5,000 Main Place Real Estate Investment              6.94  5/28/2002    4,990           0    4,990

                                        Industrial & Commercial Machinery & Computer
                                          Equipment
            2,400           0     2,400 Tyco International Limited                     6.50  11/1/2001    2,373           0    2,373

                                        Insurance
                0       1,000     1,000 Aetna Services                                 6.75 08/15/2001        0         993      993

                                        Measuring, Analyzing, and Controlling
                                          Instruments; Photographic, Medical & Optical
                                          Goods
            1,600           0     1,600 Bausch & Lomb Incorporated                     6.15   8/1/2001    1,564           0    1,564

                                        Miscellaneous Retail
            2,900           0     2,900 Rite Aid Corporation                           6.70 12/15/2001    2,378           0    2,378
                0       1,000     1,000 J.C. Penney, MTN                               6.38 09/15/2000        0         996      996
                0       1,000     1,000 Sears Roebuck Acceptance, MTN                  6.40 09/25/2000        0         999      999
                                                                                                       -----------------------------
                                                                                                          2,378       1,995    4,373

                                        Nondepository Credit Institutions
            3,850           0     3,850 Caterpillar Financial Services                 6.69   8/1/2002    3,850           0    3,850
            3,900           0     3,900 Ford Capital BV                                9.38  5/15/2001    3,959           0    3,959
            3,200           0     3,200 General Electric Capital Corporation           6.29 12/15/2001    3,152           0    3,152
            1,500           0     1,500 Transamerica Financial                         6.41  6/20/2000    1,500           0    1,500
            1,000           0     1,000 Transamerica Financial                         6.36  6/26/2000    1,000           0    1,000
            2,700           0     2,700 USAA Capital Corporation                       6.90  11/1/2002    2,656           0    2,656
                0       1,000     1,000 Bear Stearns                                   6.75 05/01/2001        0         994      994
                0       1,000     1,000 Beneficial, MTN                                6.33 12/18/2000        0         998      998
                0       1,000     1,000 International Lease Finance                    5.45 01/04/2002        0         971      971
                0       1,000     1,000 John Deere Capital, MTN                        6.15 08/01/2000        0       1,000    1,000
                                                                                                       -----------------------------
                                                                                                         16,117       3,963   20,080

                                        Oil & Gas Extraction
            2,000           0     2,000 Enron Corporation                              9.13   4/1/2003    2,050           0    2,050

                                        Paper & Paper Products
                0       1,000     1,000 Mead Corporaton                                6.60 03/01/2002        0         991      991

                                        Security & Commodity Brokers, Dealers,
                                          Exchanges & Service
            2,000           0     2,000 Charles Schwab Corporation                     7.36  4/25/2002    1,985           0    1,985
            2,750           0     2,750 Merrill Lynch & Company Incorporated           6.70  5/30/2001    2,750           0    2,750
            2,375           0     2,375 Paine Webber Group Incorporated                6.36  6/26/2001    2,364           0    2,364
                0       1,000     1,000 Goldman Sachs Group LP                         6.20 12/15/2000        0         997      997
                0       1,000     1,000   Merrill Lynch                                6.50 04/01/2001        0         996      996
                                                                                                       -----------------------------
                                                                                                          7,099       1,993    9,092

                                        Stone, Clay, Glass & Concrete Products
            3,475           0     3,475 Newell Company                                 6.18  7/11/2000    3,475           0    3,475

                                        Telephones & Telecommunications
                0       1,000     1,000 Lucent Technologies                            6.90 07/15/2001        0       1,001    1,001

                                        Transportation By Air
            4,000           0     4,000 Southwest Airlines Company                     9.40   7/1/2001    4,080           0    4,080

                                        Transportation Services
            4,000           0     4,000 Daimler Chrysler                               6.67  9/25/2001    3,945           0    3,945

                                        Wholesale Trade-Nondurable Goods
            1,750           0     1,750 Safeway Incorporated                           7.00  9/15/2002    1,717           0    1,717

                                        TOTAL CORPORATE BONDS & NOTES                                   109,853      14,291  124,144

                                        YANKEE BONDS
                0       1,000     1,000 General Motors Acceptance                      5.50 01/14/2002        0         976      976
                0       1,000     1,000 Household Finance                              8.00 05/09/2005        0       1,010    1,010
                                                                                                       -----------------------------
                                                                                                              0       1,986    1,986

                                        MUNICIPAL BONDS & NOTES
            3,300           0     3,300 Connecticut State GO Bonds Taxable Series A    5.70  1/15/2001    3,272           0    3,272
            2,215           0     2,215 Cow Creek Bank Umpqua Tribe of Indians AMBAC   6.20   7/1/2003    2,135           0    2,135
                                          Insured
            3,145           0     3,145 Denver CO City and County SD #1 Educational    6.34 12/15/2000    3,132           0    3,132
                                          Facilities RV Taxable Pension School
                                          Facilities Lease AMBAC insured
            2,000           0     2,000 Hudson County NJ GO Bonds FSA insured          6.09   9/1/2005    1,929           0    1,929
            2,005           0     2,005 Michigan State Taxable-Clean Initiative GO     6.75  11/1/2002    1,989           0    1,989
                                          Bonds Series B
            5,000           0     5,000 New York NY GO Bonds                           6.10   8/1/2001    4,904           0    4,904
            4,000           0     4,000 New York State GO Bonds Series C               6.13   3/1/2002    3,918           0    3,918
            2,200           0     2,200 North Carolina State Taxable-Public            6.70   3/1/2001    2,189           0    2,189
                                          Improvement GO Bonds Series B
            2,590           0     2,590 Seattle WA GO Bonds Series B                   7.10  1/15/2004    2,571           0    2,571
            1,870           0     1,870 Washington State GO Bonds State Housing Trust  6.60   1/1/2001    1,864           0    1,864
                                          Fund Series T
                                                                                                       -----------------------------
                                                                                                         27,903           0   27,903

                                        U.S. GOVERNMENT AGENCY OBLIGATIONS

                                        Federal Home Loan Bank
                0       1,000     1,000 Federal Home Loan Bank                         5.44 01/29/2002        0         979      979
                0       2,000     2,000 Federal Home Loan Bank                         6.08 07/08/2002        0       1,971    1,971
                0       1,000     1,000 Federal Home Loan Bank                         7.25 02/28/2003        0       1,001    1,001
                0       1,000     1,000 Federal Home Loan Bank                         7.25 05/13/2005        0       1,010    1,010
                                                                                                       -----------------------------
                                                                                                              0       4,961    4,961

                                        Federal Home Loan Mortgage Corporation
            4,000           0     4,000 FHLMC #1192 I                                  7.50  1/15/2007    3,995           0    3,995
               83           0        83 FHLMC #410220                                  7.20  10/1/2025       83           0       83
            3,634           0     3,634 FHLMC #786614                                  6.08   8/1/2025    3,491           0    3,491
            5,011           0     5,011 FHLMC #786702                                  5.78   6/1/2029    4,904           0    4,904
              486           0       486 FHLMC #845151                                  7.03   6/1/2022      496           0      496
              156           0       156 FHLMC #846367                                  7.52   4/1/2029      160           0      160
            5,000           0     5,000 FHLMC #2091 NA                                 5.50  3/15/2004    4,937           0    4,937
            5,000           0     5,000 FHLMC #2091 PC                                 6.00  6/15/2016    4,793           0    4,793
                0       1,000     1,000 FHLMC                                          6.25 10/15/2002        0         987      987
                                                                                                       -----------------------------
                                                                                                         22,859         987   23,846

                                        Federal National Mortgage Association
              153           0       153 FNMA #331866                                   7.54  12/1/2025      155           0      155
              179           0       179 FNMA #318464                                   7.49   4/1/2025      182           0      182
              188           0       188 FNMA #46698                                    6.89  12/1/2015      189           0      189
              202           0       202 FNMA #220706                                   6.61   6/1/2023      204           0      204
              504           0       504 FNMA #321051                                   6.97   8/1/2025      513           0      513
            1,024           0     1,024 FNMA #155506                                   8.18   4/1/2022    1,046           0    1,046
            1,611           0     1,611 FNMA #1994 M2 A                                6.63  2/25/2001    1,601           0    1,601
            1,892           0     1,892 FNMA #190815                                   6.21   7/1/2017    1,840           0    1,840
            2,481           0     2,481 FNMA #519047                                   5.93   9/1/2029    2,488           0    2,488
           14,502           0    14,502 FNMA #535236                                   6.00   9/1/2006   13,751           0   13,751
           15,000           0    15,000 FNMA                                           5.38  3/15/2002   14,539           0   14,539
            6,229           0     6,229 FNMA 1991 146                                                     6,272           0    6,272
            6,200           0     6,200 FNMA 1999-19                                                      6,094           0    6,094
            7,100           0     7,100 FNMA 1999-19                                                      7,023           0    7,023
                0       1,000     1,000 FNMA, MTN                                      5.41 02/04/2002        0         975      975
                0       1,000     1,000 FNMA, MTN                                      6.50 09/05/2002        0         987      987
                                                                                                       -----------------------------
                                                                                                         55,897       1,962   57,859

                                        Government National Mortgage Association
            4,353           0     4,353 GNMA #780533                                   7.00  7/15/2008    4,243           0    4,243

                                        Small Business Administration
               30           0        30 SBA #501973                                   10.63 12/25/2001       31           0       31
               49           0        49 SBA #500276                                   10.88  5/25/2007       53           0       53
               54           0        54 SBA #500025                                    8.88 12/25/2010       56           0       56
               55           0        55 SBA #502974                                    9.63  1/25/2010       58           0       58
               64           0        64 SBA #502083                                    8.88 11/25/2004       66           0       66
               75           0        75 SBA #502966                                   10.23  5/25/2015       81           0       81
               78           0        78 SBA #500569                                   10.88  6/25/2008       84           0       84
               88           0        88 SBA #502241                                    8.88  4/25/2003       89           0       89
              109           0       109 SBA #500299                                   10.88  6/25/2007      117           0      117
              163           0       163 SBA #502583                                   10.23  9/25/2003      168           0      168
              278           0       278 SBA #501224                                    7.75  6/25/2015      286           0      286
              283           0       283 SBA #500957                                    9.25  7/25/2014      300           0      300
              316           0       316 SBA #500664                                    8.88  3/25/2004      324           0      324
              527           0       527 SBA #503405                                    9.38  5/25/2013      562           0      562
              856           0       856 SBA #503664                                    9.47  1/25/2013      910           0      910
            1,043           0     1,043 SBA #503658                                   10.13  9/25/2010    1,120           0    1,120
            1,708           0     1,708 SBA #503611                                    8.88 12/25/2021    1,807           0    1,807
                                                                                                       -----------------------------
                                                                                                          6,112           0    6,112

                                        Tennessee Valley Authority
            3,020           0     3,020 TVA                                            6.24  7/15/2045    2,978           0    2,978

                                        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         92,091       7,910  100,001

                                        U.S. TREASURY OBLIGATIONS
                0       1,000     1,000 U.S. Treasury Notes                            6.38 09/30/2001        0         999      999
                0       1,000     1,000 U.S. Treasury Notes                            6.13 12/31/2001        0         996      996
                0       1,000     1,000 U.S. Treasury Notes                            6.25 01/31/2002        0         998      998
                                                                                                       -----------------------------
                                                                                                              0       2,993    2,993

                                        SHORT-TERM INVESTMENTS
            5,509           0     5,509 Banc of America Securities LLC Pooled                             5,509           0    5,509
                0     919,181   919,181 SEI Daily Income Trust Money Market Portfolio                         0         919      919
                0      71,174    71,174 SEI Daily Income Trust Prime Obligation
                                          Portfolio                                                           0          71       71
                                                                                                       -----------------------------
                                                                                                          5,509         990    6,499

                                        SUB-TOTALS                                                    $ 336,682 $    28,170 $364,852

                                        PORTION OF CORE PORTFOLIO NOT OWNED BY STABLE
                                          INCOME FUND                                                  (133,887)          0(133,887)

                                        TOTAL INVESTMENTS, AT MARKET VALUE                           $  202,795 $    28,170 $230,965
                                                                                                       =============================

                                        TOTAL INVESTMENTS, AT COST                                   $  205,090 $    28,596 $233,686
                                                                                                       =============================

                                    PART C

                               OTHER INFORMATION

Item 15.  INDEMNIFICATION.

     Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant's Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future (each a "Covered Person," and collectively the "Covered Persons"), shall be personally liable therefor.
No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person's bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

     Section 2. Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act or other applicable laws, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including:

          (i) against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof

          (ii) As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

     (c) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract;

     (d) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.


Item 16.  EXHIBITS.

        All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number    Description

     (1) Amended and Restated Declaration of Trust dated August 19, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed on December 17, 1999.

     (2)          Not applicable

     (3)          Not Applicable.

     (4)          Form of Agreement and Plan of Reorganization, filed herewith.

     (5)          Not Applicable.

Exhibit Number    Description

     (6)(a) Investment Advisory Agreement between the Registrant and Wells Fargo Bank, N.A., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(b) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Barclays Global Fund Advisors, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(c) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Dresdner RCM Global Investors LLC, dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(d) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Galliard Capital Management, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(e) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Peregrine Capital Management, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(f) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Schroder Investment Management North America, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(g) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Smith Asset Management Group, L.P., dated November 8, 1999 as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(h) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Wells Capital Management Incorporated, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

Exhibit Number    Description

       (7) Distribution Agreement with Stephens Inc. and form of Selling Agreement, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (8)        Not Applicable.

       (9)(a) Custody Agreement between Registrant and Wells Fargo Bank Minnesota, N.A. dated November 8, 1999, as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (9)(b) Custody Agreement between Registrant and Barclays Global Investors, dated November 8, 1999 as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (10) Distribution Plan adopted under Rule 12b-1 of the 1940 Act, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (11) Opinion and Consent of Counsel - Morrison & Foerster LLP, filed herewith.

       (12)       See Item 17(3) of this Part C.

       (13)(a) Fee and Expense Agreement between Registrant and Wells Fargo Bank, N.A. dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       13(b) Administration Agreement between Registrant and Wells Fargo Bank, N.A., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       13(c) Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

Exhibit Number    Description

       (14)(a) Consent of Independent Auditors of Wells Fargo Funds Trust - KPMG LLP to the use of the reports dated July 10, 2000 for the Wells Fargo Income and Stable Income Funds, and August 7, 2000 for the Wells Fargo National Tax-Free Fund, filed herewith. The consent to use the report concerning the audited financial statements as of September 30, 2000 for the Wells Fargo Asset Allocation and Growth Funds will be filed by amendment.

       (14)(b) Consent of Independent Auditors of The Achievement Funds Trust -Deloitte & Touche LLP, filed herewith.

       (15)       Not Applicable.

       (16)       Powers of Attorney, filed herewith.

       (17)       Form of Proxy Ballot, filed herewith.


ITEM 17.    UNDERTAKINGS.

(1) Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 3rd day of November, 2000.

                                                  WELLS FARGO FUNDS TRUST

                                                  By: /s/ Christopher Bellonzi
                                                      ________________________
                                                      Christopher Bellonzi
                                                      Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 3rd day of November, 2000.


          SIGNATURES                              TITLE

________________________________    President and/or Principal Executive
Michael J. Hogan*                   Officer

________________________________    Treasurer and/or Principal Financial
Karla M. Rabusch*                   Officer


A Majority of the Trustees*

Robert C. Brown                     Trustee
Donald H. Burkhardt                 Trustee
Jack S. Euphrat                     Trustee
Thomas S. Goho                      Trustee
Peter G. Gordon                     Trustee
W. Rodney Hughes                    Trustee
Richard M. Leach                    Trustee
J. Tucker Morse                     Trustee
Timothy J. Penny                    Trustee
Donald C. Willeke                   Trustee


*By: /s/ Christopher Bellonzi
    __________________________
    Christopher Bellonzi
    (Attorney-in-Fact)

                            WELLS FARGO FUNDS TRUST
                              N-14 Exhibit Index

Exhibit Number                 Description
--------------                 -----------
     4               Form of Agreement and Plan of Reorganization.
     11              Opinion and Consent of Counsel - Morrison & Foerster LLP.
     14(a)           Independent Auditors' Consent - KPMG LLP.
     14(b)           Independent Auditors' Consent - Deloitte & Touche LLP.
     16              Powers of Attorney
     17              Form of Proxy Ballot

                                      E-1